UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

IndexIQ ETF Trust

Semi-Annual Report

October 31, 2023

IQ Hedge Multi-Strategy Tracker ETF (QAI)

IQ Merger Arbitrage ETF (MNA)

IQ 500 International ETF (IQIN)

IQ Candriam International Equity ETF (IQSI)

(formerly, IQ Candriam ESG International Equity ETF)

IQ Candriam U.S. Mid Cap Equity ETF (IQSM)

(formerly, IQ Candriam ESG U.S. Mid Cap Equity ETF)

IQ Candriam U.S. Large Cap Equity ETF (IQSU)

(formerly, IQ Candriam ESG U.S. Large Cap Equity ETF)

IQ U.S. Large Cap ETF (CLRG)

(formerly, IQ Chaikin U.S. Large Cap ETF)

IQ U.S. Small Cap ETF (CSML)

(formerly, IQ Chaikin U.S. Small Cap ETF)

IQ CBRE NextGen Real Estate ETF (ROOF)

IQ FTSE International Equity Currency Neutral ETF (HFXI)

IQ U.S. Mid Cap R&D Leaders ETF (MRND)

IQ U.S. Large Cap R&D Leaders ETF (LRND)

IQ Global Equity R&D Leaders ETF (WRND)

IQ Global Resources ETF (GRES)

IQ Real Return ETF (CPI)

IQ Clean Oceans ETF (OCEN)

IQ Cleaner Transport ETF (CLNR)

IQ Engender Equality ETF (EQUL)

IQ Healthy Hearts ETF (HART)

Not FDIC Insured | May Lose Value | No Bank Guarantee

Special Notice:

Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.

If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit www.fundreports.com.

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting newyorklifeinvestments.com/etf or by calling 1-888-474-7725. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting newyorklifeinvestments.com/etf or by calling 1-888-474-7725.

Availability of Proxy Voting Policies and Proxy Voting Records

You may obtain a description of the IndexIQ ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725, visiting neworklifeinvestments.com/etf, or by accessing the SEC’s website at www.sec.gov.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. Additionally, the Funds’ makes its portfolio holdings for the first and third quarters of each fiscal year available on the Funds’ website at newyorklifeinvestments.com/documents.

Availablity of Premium/Discount Information

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website newyorklifeinvestments.com/etf or by calling 1-888-474-7725.

Electronic Delivery

Receive email notifications when your most recent shareholder communications are available for review. Access prospectuses, annual reports and semi-annual reports online.

To enroll:

Visit https://www.fundreports.com

If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.

IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. IndexIQ® is the indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC and serves as the advisor to the IndexIQ ETFs. ALPS Distributors, Inc. (ALPS) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

Shareholder Letter (unaudited)

Message from the President

Interest rates and inflation were the primary forces driving market behavior during the six-month reporting period ended October 31, 2023, with equity indices delivering mixed performance while bond indices generally declined.

U.S. inflation levels, as measured by the Consumer Price Index, ranged between 3.0% and 4.0% throughout the reporting period, down from the peak of 9.1% in June 2022, although well above the 2% target set by the U.S. Federal Reserve (the “Fed”). At the same time, the benchmark federal funds rate climbed to over 5%, its highest level since the financial crisis of 2007, as the Fed attempted to drive inflation still lower. Comments from Fed members reinforced the central bank’s hawkish stance in response to surprisingly robust U.S. economic growth and rising wage pressures, thus increasing the likelihood that interest rates would stay higher for longer. International developed markets exhibited similar dynamics of persistently elevated inflation and rising interest rates.

Against a backdrop of high interest rates, political dysfunction in Washington D.C. and intensifying global geopolitical instability—including the ongoing war in Ukraine and the outbreak of hostilities in the Middle East—equity markets struggled to advance. The S&P 500® Index, a widely regarded benchmark of large-cap U.S. market performance, eked out a slight gain, bolstered by the strong performance of mega-cap, growth-oriented, technology-related shares as investors flocked to companies creating the infrastructure for developments in artificial intelligence. However, smaller-cap stocks and value-oriented shares trended lower. Among industry sectors, information technology posted the strongest gains, followed by consumer discretionary, which rose in response to healthy consumer spending trends, while energy shares benefited from rising petroleum prices. All other sectors lost ground. Utilities declined most sharply as rising interest rates undermined the appeal of high-yielding stocks, while real estate came under pressure from rising mortgage rates and weak levels of office occupancy, and consumer staples declined as market sentiment turned away from defensive, value-oriented businesses. International equities broadly trailed their U.S. counterparts as economic growth in the rest of world generally lagged that of the United States, and as the U.S. dollar rose in value compared to most other global currencies.

Bond prices were driven lower by rising yields and increasing expectations of high interest rates for an extended period of time. The U.S. yield curve steepened, with the 30-year Treasury yield exceeding 5% for the first time in more than a decade. The yield curve remained inverted, with the 10-year Treasury yield ending the period at 4.88%, compared with 5.07% for the 2-year Treasury yield. Corporate bonds outperformed long-term Treasury bonds, but still trended lower under pressure from rising yields and an uptick in default rates. Among corporates, lower-credit-quality instruments performed relatively well compared to their higher-credit-quality counterparts, while floating rate securities performed better still.

In the face of today’s uncertain market environment, New York Life Investments remains dedicated to providing the guidance, resources and investment solutions you need to pursue your financial goals.

Thank you for trusting us to help meet your investment needs.

Sincerely,

Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of a Fund, which are not reflected in the example.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 05/01/23 to 10/31/23” to estimate the expenses you paid on your account during this period. To the extent a Fund invests in other ETFs, that Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each such Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. To the extent a Fund invests in other ETFs, that Fund will indirectly bear its pro rata share of the expenses incurred by the underlying fund investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 05/01/2023	Ending Account Value 10/31/2023	Annualized Expense Ratios for the Period 05/01/2023 to 10/31/2023	Expenses Paid During the Period 05/01/2023 to 10/31/2023[1]
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,010.70	0.54%	$2.73
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.42	0.54%	$2.75
IQ Merger Arbitrage ETF
Actual	$1,000.00	$990.70	0.76%	$3.80
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ 500 International ETF
Actual	$1,000.00	$949.60	0.25%	$1.23
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27
IQ Candriam International Equity ETF
Actual	$1,000.00	$921.60	0.15%	$0.72
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.38	0.15%	$0.76
IQ Candriam U.S. Mid Cap Equity ETF
Actual	$1,000.00	$939.50	0.15%	$0.73
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.38	0.15%	$0.76

Fund Expenses (unaudited) (continued)

	Beginning Account Value 05/01/2023	Ending Account Value 10/31/2023	Annualized Expense Ratios for the Period 05/01/2023 to 10/31/2023	Expenses Paid During the Period 05/01/2023 to 10/31/2023[1]
IQ Candriam U.S. Large Cap Equity ETF
Actual	$1,000.00	$1,033.10	0.09%	$0.46
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.68	0.09%	$0.46
IQ U.S. Large Cap ETF
Actual	$1,000.00	$974.00	0.25%	$1.24
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27
IQ U.S. Small Cap ETF
Actual	$1,000.00	$966.70	0.35%	$1.73
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.38	0.35%	$1.78
IQ CBRE NextGen Real Estate ETF
Actual	$1,000.00	$887.00	0.60%	$2.85
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05
IQ FTSE International Equity Currency Neutral ETF
Actual	$1,000.00	$956.50	0.20%	$0.98
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.13	0.20%	$1.02
IQ U.S. Mid Cap R&D Leaders ETF
Actual	$1,000.00	$982.20	0.16%	$0.80
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.33	0.16%	$0.81
IQ U.S. Large Cap R&D Leaders ETF
Actual	$1,000.00	$1,069.60	0.14%	$0.73
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.43	0.14%	$0.71
IQ Global Equity R&D Leaders ETF
Actual	$1,000.00	$1,009.70	0.18%	$0.91
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.23	0.18%	$0.92
IQ Global Resources ETF
Actual	$1,000.00	$933.70	0.30%	$1.46
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.63	0.30%	$1.53
IQ Real Return ETF
Actual	$1,000.00	$993.20	0.24%	$1.20
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.93	0.24%	$1.22
IQ Clean Oceans ETF
Actual	$1,000.00	$874.60	0.45%	$2.12
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29
IQ Cleaner Transport ETF
Actual	$1,000.00	$952.00	0.45%	$2.21
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29
IQ Engender Equality ETF
Actual	$1,000.00	$898.60	0.45%	$2.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29
IQ Healthy Hearts ETF
Actual	$1,000.00	$930.80	0.45%	$2.18
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29

1Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366

Portfolio Summaries* (unaudited)

October 31, 2023

See notes to financial statements.

IQ Hedge Multi-Strategy Tracker ETF
Net Assets ($ mil): $593.7

Asset Class	% of Net Assets
Floating Rate — Investment Grade Funds	24.5%
Bank Loan Funds	24.3
Money Market Fund	17.5
Convertible Bond Funds	12.0
Emerging Small Cap Equity Fund	10.8
Derivative Income Funds	9.1
US Large Cap Core Funds	7.0
Merger Arbitrage Funds	6.1
International Small Cap Equity Fund	2.9
Volatility Fund	1.0
Broad Fund	0.7
BRIC Equity Fund	0.5
US Small Cap Core Funds	0.5
Private Equity Replication Fund	0.3
Total Investments	117.2
Other Assets and Liabilities, Net	(17.2)
Total Net Assets	100.0%

IQ Merger Arbitrage ETF
Net Assets ($ mil): $449.6

Industry	% of Net Assets
Health Care	23.8%
Materials	15.4
Money Market Funds	11.6
Information Technology	10.6
Consumer Discretionary	8.1
Energy	6.2
Consumer Staples	5.4
Utilities	4.9
Financials	4.9
Real Estate	3.7
Industrials	3.1
Communication Services	0.5
Fixed Income Fund	0.1
Total Investments	98.3
Other Assets and Liabilities, Net	1.7
Total Net Assets	100.0%

*Each Fund’s portfolio is subject to change.

(a)Less than 0.05%.

IQ 500 International ETF
Net Assets ($ mil): $184.4

Industry	% of Net Assets
Industrials	21.9%
Consumer Discretionary	13.1
Consumer Staples	10.1
Materials	10.0
Energy	9.8
Financials	9.8
Utilities	7.0
Communication Services	6.6
Health Care	6.1
Information Technology	4.3
Money Market Funds	2.7
Investment Companies	0.7
Total Investments	102.1
Other Assets and Liabilities, Net	(2.1)
Total Net Assets	100.0%

IQ Candriam International Equity ETF
Net Assets ($ mil): $177.2

Industry	% of Net Assets
Financials	17.6%
Health Care	16.3
Industrials	13.2
Consumer Discretionary	12.8
Information Technology	8.8
Consumer Staples	8.5
Materials	6.3
Energy	6.1
Communication Services	4.6
Real Estate	2.7
Utilities	2.5
Money Market Funds	0.3
Total Investments	99.7
Other Assets and Liabilities, Net	0.3
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

October 31, 2023

IQ Candriam U.S. Mid Cap Equity ETF
Net Assets ($ mil): $157.5

Industry	% of Net Assets
Industrials	19.6%
Consumer Discretionary	14.9
Financials	14.3
Information Technology	13.8
Health Care	10.9
Real Estate	9.6
Materials	5.8
Consumer Staples	4.9
Communication Services	3.3
Energy	1.6
Utilities	1.2
Money Market Funds	0.1
Total Investments	100.0
Other Assets and Liabilities, Net	0.0
Total Net Assets	100.0%

IQ Candriam U.S. Large Cap Equity ETF
Net Assets ($ mil): $308.6

Industry	% of Net Assets
Information Technology	36.2%
Consumer Discretionary	12.9
Health Care	11.8
Financials	11.4
Communication Services	7.4
Consumer Staples	5.8
Industrials	4.7
Energy	3.2
Real Estate	2.7
Materials	2.6
Utilities	1.3
Money Market Funds	0.0 (a)
Total Investments	100.0
Other Assets and Liabilities, Net	0.0 (a)
Total Net Assets	100.0%

*Each Fund’s portfolio is subject to change.

(a)Less than 0.05%.

IQ U.S. Large Cap ETF
Net Assets ($ mil): $216.0

Industry	% of Net Assets
Information Technology	19.6%
Health Care	16.9
Financials	16.6
Industrials	14.1
Consumer Discretionary	9.3
Consumer Staples	8.7
Energy	5.2
Communication Services	3.3
Real Estate	2.6
Utilities	1.8
Materials	1.8
Money Market Funds	0.0 (a)
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
Total Net Assets	100.0%

IQ U.S. Small Cap ETF
Net Assets ($ mil): $161.5

Industry	% of Net Assets
Industrials	21.7%
Financials	21.5
Information Technology	13.4
Health Care	12.1
Consumer Discretionary	9.2
Real Estate	5.1
Materials	4.8
Consumer Staples	4.1
Energy	3.0
Utilities	2.2
Communication Services	2.1
Money Market Funds	1.0
Investment Companies	0.7
Total Investments	100.9
Other Assets and Liabilities, Net	(0.9)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

October 31, 2023

IQ CBRE NextGen Real Estate ETF
Net Assets ($ mil): $16.7

Industry	% of Net Assets
Industrial	32.2%
Infrastructure (Tower)	20.4
Data Center	14.1
Multi-Family Residential	13.7
Health Care	12.7
Single-Family Residential	3.3
Manufactured Homes	3.0
Money Market Funds	1.6
Student Housing	0.5
Total Investments	101.5
Other Assets and Liabilities, Net	(1.5)
Total Net Assets	100.0%

IQ FTSE International Equity Currency Neutral ETF
Net Assets ($ mil): $395.4

Industry	% of Net Assets
Financials	18.4%
Industrials	16.2
Health Care	12.0
Consumer Discretionary	11.5
Information Technology	9.4
Consumer Staples	9.3
Materials	7.7
Energy	4.6
Communication Services	4.2
Utilities	3.2
Real Estate	2.7
Money Market Fund	1.2
Total Investments	100.4
Other Assets and Liabilities, Net	(0.4)
Total Net Assets	100.0%

*Each Fund’s portfolio is subject to change.

(a)Less than 0.05%.

IQ U.S. Mid Cap R&D Leaders ETF
Net Assets ($ mil): $4.0

Industry	% of Net Assets
Information Technology	33.0%
Health Care	24.9
Consumer Discretionary	12.3
Communication Services	11.9
Industrials	8.4
Materials	4.6
Financials	3.4
Money Market Funds	0.9
Energy	0.8
Real Estate	0.6
Total Investments	100.8
Other Assets and Liabilities, Net	(0.8)
Total Net Assets	100.0%

IQ U.S. Large Cap R&D Leaders ETF
Net Assets ($ mil): $4.9

Industry	% of Net Assets
Information Technology	38.8%
Health Care	24.8
Communication Services	16.3
Consumer Discretionary	13.2
Industrials	5.1
Financials	1.0
Money Market Funds	0.7
Consumer Staples	0.4
Materials	0.3
Total Investments	100.6
Other Assets and Liabilities, Net	(0.6)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

October 31, 2023

IQ Global Equity R&D Leaders ETF
Net Assets ($ mil): $6.3

Industry	% of Net Assets
Information Technology	31.2%
Health Care	23.4
Consumer Discretionary	21.9
Communication Services	12.9
Industrials	7.4
Materials	0.9
Energy	0.8
Consumer Staples	0.6
Money Market Funds	0.6
Financials	0.5
Total Investments	100.2
Other Assets and Liabilities, Net	(0.2)
Total Net Assets	100.0%

IQ Global Resources ETF
Net Assets ($ mil): $37.8

Industry	% of Net Assets
Energy	29.8%
Grains Food Fiber	26.4
Industrial Metals	23.0
Precious Metals	7.1
Water	5.0
Timber	4.9
Livestock	3.3
Money Market Fund	0.1
Total Investments	99.6
Other Assets and Liabilities, Net	0.4
Total Net Assets	100.0%

*Each Fund’s portfolio is subject to change.

(a)Less than 0.05%.

IQ Real Return ETF
Net Assets ($ mil): $6.2

Industry	% of Net Assets
Government	59.5%
Commodity Funds	9.9
Information Technology	6.8
Money Market Funds	5.4
Financials	5.0
Industrials	3.6
Health Care	3.1
Consumer Discretionary	2.4
Energy	2.1
Communication Services	2.1
Consumer Staples	1.5
Utilities	1.1
Materials	1.0
Real Estate	1.0
Total Investments	104.5
Other Assets and Liabilities, Net	(4.5)
Total Net Assets	100.0%

IQ Clean Oceans ETF
Net Assets ($ mil): $4.1

Industry	% of Net Assets
Information Technology	29.2%
Industrials	25.9
Utilities	17.0
Materials	13.0
Consumer Discretionary	12.6
Real Estate	1.5
Consumer Staples	0.5
Money Market Fund	0.0 (a)
Total Investments	99.7
Other Assets and Liabilities, Net	0.3
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

October 31, 2023

IQ Cleaner Transport ETF
Net Assets ($ mil): $5.3

Industry	% of Net Assets
Information Technology	30.1%
Consumer Discretionary	29.5
Industrials	20.6
Utilities	16.1
Communication Services	3.2
Materials	0.3
Money Market Fund	0.2
Total Investments	100.0
Other Assets and Liabilities, Net	0.0
Total Net Assets	100.0%

IQ Engender Equality ETF
Net Assets ($ mil): $5.1

Industry	% of Net Assets
Financials	18.8%
Health Care	17.7
Consumer Discretionary	15.5
Consumer Staples	14.9
Industrials	8.9
Information Technology	8.5
Communication Services	7.5
Materials	4.2
Utilities	2.5
Real Estate	1.4
Money Market Funds	0.0 (a)
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
Total Net Assets	100.0%

*Each Fund’s portfolio is subject to change.

(a)Less than 0.05%.

IQ Healthy Hearts ETF
Net Assets ($ mil): $7.9

Industry	% of Net Assets
Health Care	70.2%
Consumer Discretionary	14.5
Information Technology	5.1
Communication Services	5.1
Consumer Staples	4.0
Industrials	0.9
Money Market Funds	0.5
Total Investments	100.3
Other Assets and Liabilities, Net	(0.3)
Total Net Assets	100.0%

See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF

October 31, 2023 (unaudited)

	Shares	Value
Exchange Traded Vehicle — 0.7%
Broad Fund — 0.7%
iShares GSCI Commodity Dynamic(a) (Cost $3,837,349)
	147,473	$4,154,314
Investment Companies — 99.0%
Bank Loan Funds — 24.3%
Invesco Senior Loan ETF(a)	3,597,154	74,820,803
SPDR Blackstone Senior Loan ETF(a)	1,672,479	69,491,503
Total Bank Loan Funds		144,312,306
BRIC Equity Fund — 0.5%
iShares MSCI India ETF	75,228	3,252,859
Convertible Bond Funds — 12.0%
iShares Convertible Bond ETF	239,254	16,958,324
SPDR Bloomberg Convertible Securities ETF	838,114	54,326,549
Total Convertible Bond Funds		71,284,873
Derivative Income Funds — 9.1%
JPMorgan Equity Premium Income ETF	543,884	28,619,176
JPMorgan Nasdaq Equity Premium Income ETF	548,226	25,306,112
Total Derivative Income Funds		53,925,288
Emerging Small Cap Equity Fund — 10.8%
SPDR S&P Emerging Markets SmallCap ETF	1,240,293	63,937,104
Floating Rate - Investment Grade Funds — 24.5%
iShares Floating Rate Bond ETF(b)	2,154,461	109,640,520
SPDR Bloomberg Investment Grade Floating Rate ETF	1,171,510	35,953,642
Total Floating Rate - Investment Grade Funds		145,594,162
International Small Cap Equity Fund — 2.9%
Schwab International Small-Cap Equity ETF(a)	567,161	17,355,126
Merger Arbitrage Funds — 6.1%
AltShares Merger Arbitrage ETF	267,726	7,025,130
IQ Merger Arbitrage ETF*†(a)	921,992	29,015,088
Total Merger Arbitrage Funds		36,040,218
Private Equity Replication Fund — 0.3%
Invesco Global Listed Private Equity ETF	36,164	1,738,089
U.S. Large Cap Core Funds — 7.0%
Energy Select Sector SPDR Fund	4,746	404,312
Financial Select Sector SPDR Fund	718,706	23,257,326
Materials Select Sector SPDR Fund	96,020	7,303,281
Vanguard Energy ETF	749	89,835
Vanguard Financials ETF(a)	80,559	6,282,797
Vanguard Materials ETF	25,316	4,199,418
Total U.S. Large Cap Core Funds		41,536,969
U.S. Small Cap Core Funds — 0.5%
iShares Core S&P Small-Cap ETF	17,116	1,521,441
Schwab U.S. Small-Cap ETF(a)	7,959	308,491
Vanguard Small-Cap ETF	5,593	995,834
Total U.S. Small Cap Core Funds		2,825,766

	Shares	Value
Investment Companies (continued)
Volatility Fund — 1.0%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)	251,364	$5,894,486
Total Investment Companies (Cost $599,232,536)		587,697,246
Short-Term Investment — 17.5%
Money Market Fund — 17.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(c)(d) (Cost $103,985,582)	103,985,582	103,985,582
Total Investments — 117.2% (Cost $707,055,467)		695,837,142
Other Assets and Liabilities, Net — (17.2)%		(102,131,128)
Net Assets — 100%		$593,706,014

1e

*Non-income producing securities.

†Affiliated fund.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $145,512,590; total market value of collateral held by the Fund was $149,031,727. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $45,046,145.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $1,424,920.

(c)Reflects the 1-day yield at October 31, 2023.

(d)Represents security purchased with cash collateral received for securities on loan.

1

See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2023 (unaudited)

Total Return Swap contracts outstanding at October 31, 2023:

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	$121,937	$ —
AltShares Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	121,937	—
Energy Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	6,986	—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	6,986	—
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	403,691	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	403,691	—
Invesco Global Listed Private Equity ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	30,183	—
Invesco Global Listed Private Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	30,183	—
Invesco Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,298,773	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,298,773	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	102,312	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	102,312	—
IQ Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	503,646	—
IQ Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	503,646	—
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	294,365	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	294,365	—
iShares Core S&P Mid-Cap ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(5,740,700)	—
iShares Core S&P Mid-Cap ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(5,740,700)	—
iShares Core S&P Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	26,400	—
iShares Core S&P Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	26,400	—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,903,184	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,903,184	—
iShares GSCI Commodity Dynamic	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	72,115	—
iShares GSCI Commodity Dynamic	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	72,115	—
iShares MSCI India ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	56,472	—
iShares MSCI India ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	56,472	—
JPMorgan Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	496,785	—
JPMorgan Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	496,785	—
JPMorgan Nasdaq Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	439,259	—
JPMorgan Nasdaq Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	439,259	—

See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2023 (unaudited)

Total Return Swap contracts outstanding at October 31, 2023: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Materials Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	$126,792	$—
Materials Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	126,792	—
Schwab International Small-Cap Equity ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	301,257	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	301,257	—
Schwab US Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	5,349	—
Schwab US Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	5,349	—
SPDR Blackstone Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,206,238	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,206,238	—
SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	943,001	—
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	943,001	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	624,081	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	624,081	—
SPDR S&P Emerging Markets SmallCap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,109,820	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,109,820	—
Vanguard Energy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,559	—
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,559	—
Vanguard Financials ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	109,030	—
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	109,030	—
Vanguard Materials ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	72,821	—
Vanguard Materials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	72,821	—
Vanguard Mid-Cap ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(4,251,728)	—
Vanguard Mid-Cap ETF	Morgan Stanley	1-Day FEDEF - 0.53%	7/02/2025	Monthly	(4,251,728)	—
Vanguard Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	17,271	—
Vanguard Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	17,271	—
						$ —

Cash posted has been segregated as collateral for swaps in the amount of $500,000 at October 31, 2023.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $1,424,920 and with Merrill Lynch amounted to $— at October 31, 2023. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f)Reflects the value at reset date of October 31, 2023.

Abbreviation

FEDEF — Federal Funds Effective Rate

See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Vehicle	$4,154,314	$—	$—	$4,154,314
Investment Companies	587,697,246	—	—	587,697,246
Short-Term Investment:
Money Market Fund	103,985,582	—	—	103,985,582
Total Investments in Securities	695,837,142	—	—	695,837,142
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$695,837,142	$—	$—	$695,837,142
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)For a complete listing of investments and their industries, see the Schedule of Investments.

(h)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

A summary of the Fund’s transactions with any affiliated fund during the period ended October 31, 2023 is as follows:

Affiliated Holdings

	Value ($) at 04/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2023	Value ($) at 10/31/2023
IQ Merger Arbitrage ETF	—	32,412,814	(3,744,590)	34,359	312,505	—	—	921,992	29,015,088
IQ Ultra Short Duration ETF	18,603,843	33,162	(18,566,076)	(221,397)	150,468	115,733	—	—	—
	18,603,843	32,445,976	(22,310,666)	(187,038)	462,973	115,733	—	921,992	29,015,088

For more information on the determination, please refer to Note 6.

See notes to financial statements.

Schedule of Investments — IQ Merger Arbitrage ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 86.6%
Communication Services — 0.5%
EchoStar Corp., Class A*	107,437	$1,489,077
Kahoot! ASA*	305,712	955,033
Total Communication Services		2,444,110
Consumer Discretionary — 8.1%
Capri Holdings Ltd.*	600,285	30,722,586
Chico’s FAS, Inc.*	510,948	3,821,891
InvoCare Ltd.	97,223	779,311
NEOGAMES SA*	39,442	1,017,603
Total Consumer Discretionary		36,341,391
Consumer Staples — 5.4%
Costa Group Holdings Ltd.	921,114	1,807,936
Hostess Brands, Inc.*	410,673	13,716,478
Sovos Brands, Inc.*	411,368	8,930,799
Total Consumer Staples		24,455,213
Energy — 6.2%
Denbury, Inc.*	281,315	25,006,091
Holly Energy Partners LP	126,985	2,698,431
Total Energy		27,704,522
Financials — 4.9%
American Equity Investment Life Holding Co.	142,337	7,538,168
American National Bankshares, Inc.	25,764	983,154
Avantax, Inc.*	134,691	3,476,375
Cambridge Bancorp	15,692	842,817
Greenhill & Co., Inc.	113,188	1,676,314
Gresham House PLC	72,277	947,205
PacWest Bancorp	654,911	4,636,770
Sculptor Capital Management, Inc.	135,223	1,710,571
Total Financials		21,811,374
Health Care — 23.8%
Abcam PLC*	1,392,932	31,926,002
Amedisys, Inc.*	80,218	7,339,145
Dechra Pharmaceuticals PLC	167,565	7,742,841
EQRx, Inc.*	584,306	1,273,787
Ergomed PLC*	175,206	2,853,130
Intercept Pharmaceuticals, Inc.*	1,199,066	22,698,319
NextGen Healthcare, Inc.*	199,233	4,765,653
Seagen, Inc.*	127,638	27,162,643
Tabula Rasa HealthCare, Inc.*	119,226	1,243,527
Total Health Care		107,005,047
Industrials — 3.1%
NWS Holdings Ltd.	3,140,081	3,716,120
Takisawa Machine Tool Co., Ltd.(b)	42,804	734,009
Tatsuta Electric Wire and Cable Co., Ltd.*(b)	413,870	1,888,370
Uponor OYJ	65,247	1,969,679
Veritiv Corp.	32,422	5,492,611
Total Industrials		13,800,789
Information Technology — 10.6%
Avid Technology, Inc.*	102,020	2,756,580
New Relic, Inc.*	194,210	16,832,181
Splunk, Inc.*	191,247	28,143,909
Total Information Technology		47,732,670

	Shares	Value
Common Stocks (continued)
Materials — 15.4%
Chase Corp.	24,801	$3,151,215
JSR Corp.(b)	1,015,674	26,953,639
Livent Corp.*(b)	1,142,107	16,663,341
Westrock Co.	631,763	22,699,244
Total Materials		69,467,439
Real Estate — 3.7%
Hersha Hospitality Trust, Class A	654,269	6,490,349
RPT Realty	937,761	10,118,441
Total Real Estate		16,608,790
Utilities — 4.9%
Origin Energy Ltd.	3,778,044	21,839,649
Total Common Stocks (Cost $394,978,892)		389,434,197
Exchange Traded Vehicle — 0.1%
Fixed Income Fund — 0.1%
iShares Short Treasury Bond ETF (Cost $306,144)	2,772	306,306
Rights — 0.0%(c)
Health Care — 0.0%(c)
Chinook Therapeutics, Inc.*(a)	435,560	169,868
Epizyme, Inc.*(a)	1,957,185	39,144
Radius Health, Inc.*(a)	177,390	14,191
Supernus Pharmaceuticals, Inc., expires 12/31/24*(a)	333,265	19,996
Supernus Pharmaceuticals, Inc., expires 12/31/25*(a)	333,265	19,996
Total Rights (Cost $0)		263,195
Short-Term Investments — 11.6%
Money Market Funds — 11.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(d)(e)	11,492,534	11,492,534
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(d)	40,646,243	40,646,243
Total Short-Term Investments (Cost $52,138,777)		52,138,777
Total Investments — 98.3% (Cost $447,423,813)		441,919,272
Other Assets and Liabilities, Net — 1.7%		7,701,592
Net Assets — 100%		$449,620,864

*Non-income producing securities.

(a)Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(b)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $19,378,101; total market value of collateral held by the Fund was $20,349,766. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $8,857,232.

See notes to financial statements.

Schedule of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2023 (unaudited)

(c)Less than 0.05%.

(d)Reflects the 1-day yield at October 31, 2023.

(e)Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2023:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Communication Services Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	$(909,899)	$ —
Communication Services Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 1.33%	2/05/2025	Monthly	(909,899)	—
Consumer Staples Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(857,547)	—
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	(857,547)	—
Energy Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(13,091,999)	—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.1%	2/05/2025	Monthly	(13,091,999)	—
Health Care Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(642,751)	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.1%	2/05/2025	Monthly	(642,751)	—
iShares MSCI Pacific ex Japan ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(10,239,274)	—
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	1-Day FEDEF - 6.82%	2/05/2025	Monthly	(10,239,273)	—
iShares U.S. Financial Services ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,116,681)	—
iShares U.S. Financial Services ETF	Morgan Stanley	1-Day FEDEF - 0.83%	2/05/2025	Monthly	(1,116,681)	—
Schwab U.S. REIT ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(4,837,438)	—
Schwab U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 1.5%	2/05/2025	Monthly	(4,837,438)	—
SPDR S&P Oil & Gas Exploration & Production ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,036,290)	—
SPDR S&P Oil & Gas Exploration & Production ETF	Morgan Stanley	1-Day FEDEF - 1.15%	2/05/2025	Monthly	(1,036,290)	—
SPDR S&P Regional Banking ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(3,471,403)	—
SPDR S&P Regional Banking ETF	Morgan Stanley	1-Day FEDEF - 0.75%	2/05/2025	Monthly	(3,471,403)	—
Vanguard FTSE Europe ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(9,771,728)	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF	2/05/2025	Monthly	(9,771,728)	—

At October 31, 2023 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f)Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(g)Reflects the value at reset date of October 31, 2023.

Abbreviation

FEDEF — Federal Funds Effective Rate

See notes to financial statements.

Schedule of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$389,210,994	$—	$—		$389,434,197
Exchange Traded Vehicle	306,306	—	—		306,306
Rights	—	—	263,195	(i)	39,992
Short-Term Investments:
Money Market Funds	52,138,777	—	—		52,138,777
Total Investments in Securities	441,656,077	—	263,195		441,919,272
Other Financial Instruments:(j)
Swap Contracts	—	—	—		—
Total Investments in Securities and Other Financial Instruments	$441,656,077	$—	$263,195		$441,919,272
Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	$—	$—	$—		$—

(h)For a complete listing of investments and their industries, see the Schedule of Investments.

(i)The Level 3 securities, valued in total at $263,195, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(j)Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of period. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 97.5%
Australia — 4.8%
AGL Energy Ltd.	26,820	$182,547
Ampol Ltd.	11,469	231,355
ANZ Group Holdings Ltd.	11,253	176,055
Aristocrat Leisure Ltd.	5,710	139,297
BHP Group Ltd.	38,216	1,076,746
BlueScope Steel Ltd.	12,893	153,469
Coles Group Ltd.	28,668	277,169
Commonwealth Bank of Australia	3,018	184,512
Downer EDI Ltd.	72,658	173,433
EBOS Group Ltd.	5,048	102,736
Flutter Entertainment PLC*(a)	1,384	216,728
Fortescue Metals Group Ltd.	18,664	263,522
Glencore PLC	342,846	1,810,332
GrainCorp Ltd., Class A	31,617	138,927
Metcash Ltd.	68,219	158,950
National Australia Bank Ltd.	8,500	150,959
Origin Energy Ltd.	27,136	156,864
Qantas Airways Ltd.*	42,196	131,178
Ramsay Health Care Ltd.	6,130	188,938
Rio Tinto PLC	16,036	1,022,560
Sonic Healthcare Ltd.	9,648	175,624
South32 Ltd.	52,944	111,292
Telstra Group Ltd.	84,461	203,746
Viva Energy Group Ltd.	85,652	153,473
Wesfarmers Ltd.	11,812	377,829
Westpac Banking Corp.	11,125	145,103
Woodside Energy Group Ltd.	8,003	173,599
Woolworths Group Ltd.	20,676	461,067
Worley Ltd.	17,026	176,685
Total Australia		8,914,695
Austria — 0.6%
Mondi PLC	10,034	161,815
OMV AG	12,951	566,188
Verbund AG	1,808	156,707
voestalpine AG	7,700	191,753
Total Austria		1,076,463
Belgium — 0.9%
Anheuser-Busch InBev SA	15,054	853,368
Colruyt Group NV	5,222	215,654
KBC Group NV	2,210	121,237
Solvay SA	2,148	226,454
Umicore SA(a)	10,683	253,505
Total Belgium		1,670,218
Canada — 7.1%
Air Canada*	15,139	182,442
Alimentation Couche-Tard, Inc.	18,581	1,010,394
AltaGas Ltd.	8,921	165,536
Bank of Montreal	3,070	231,734
Bank of Nova Scotia (The)	5,742	232,244
Barrick Gold Corp.	10,122	161,500
BCE, Inc.	7,124	264,177
Brookfield Corp.	18,723	544,865
Canadian Imperial Bank of Commerce	5,131	180,772
Canadian National Railway Co.	2,154	227,665
Canadian Natural Resources Ltd.	5,419	343,740
Canadian Pacific Kansas City Ltd.	1,950	138,302
Canadian Tire Corp., Ltd., Class A	1,469	141,540

	Shares	Value
Common Stocks (continued)
Canada (continued)
CCL Industries, Inc., Class B	2,868	$112,014
Cenovus Energy, Inc.	25,871	492,355
CGI, Inc.*	2,565	247,363
Empire Co., Ltd., Class A	10,460	286,317
Enbridge, Inc.	26,335	843,024
George Weston Ltd.	4,564	494,520
Gibson Energy, Inc.	9,106	138,205
Great-West Lifeco, Inc.	12,294	340,238
Imperial Oil Ltd.	7,578	431,399
Intact Financial Corp.	1,002	140,630
Keyera Corp.	6,588	153,044
Loblaw Cos. Ltd.	6,277	512,831
Magna International, Inc.	7,720	370,582
Metro, Inc.	3,589	182,106
Nutrien Ltd.	8,691	466,275
Parkland Corp.	16,034	484,745
Pembina Pipeline Corp.	6,369	195,807
Power Corp. of Canada	13,621	327,807
Restaurant Brands International, Inc.	3,019	202,572
Rogers Communications, Inc., Class B	4,536	167,880
Royal Bank of Canada	4,413	352,086
Saputo, Inc.	7,211	145,441
Sun Life Financial, Inc.	4,731	215,856
Suncor Energy, Inc.	12,849	415,666
TC Energy Corp.	6,427	221,108
Teck Resources Ltd., Class B	4,305	151,950
TELUS Corp.	11,732	188,963
TFI International, Inc.	1,474	162,886
Thomson Reuters Corp.	1,334	159,619
Toronto-Dominion Bank (The)	6,770	377,745
West Fraser Timber Co., Ltd.	2,337	157,551
WSP Global, Inc.	1,549	202,505
Total Canada		13,166,001
Denmark — 0.8%
Carlsberg A/S, Class B	1,016	120,861
DSV A/S	3,150	469,287
ISS A/S	11,248	162,475
Novo Nordisk A/S, Class B	5,837	559,617
Orsted A/S	2,449	117,849
Vestas Wind Systems A/S*	6,209	133,881
Total Denmark		1,563,970
Finland — 1.1%
Fortum OYJ	64,969	769,132
Kesko OYJ, Class B	8,066	136,114
Kone OYJ, Class B	2,984	128,971
Neste OYJ	4,974	166,716
Nokia OYJ	89,192	296,028
Outokumpu OYJ(a)	30,621	125,356
Stora Enso OYJ, Class R	15,061	180,289
UPM-Kymmene OYJ(a)	5,866	196,986
Total Finland		1,999,592
France — 11.4%
Accor SA	4,303	136,767
Air France-KLM*	21,956	247,254
Air Liquide SA	3,178	543,109
Airbus SE	6,754	901,514
Alstom SA	7,445	100,335
Arkema SA	1,940	181,231

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Atos SE*(a)	20,879	$145,392
AXA SA	23,167	684,551
BNP Paribas SA	10,506	602,884
Bollore SE	76,451	416,167
Bouygues SA	24,118	846,617
Bureau Veritas SA	5,550	126,068
Capgemini SE	2,555	449,658
Carrefour SA	44,694	783,268
Cie de Saint-Gobain SA	12,180	661,740
Cie Generale des Etablissements Michelin SCA	9,157	271,205
Credit Agricole SA	29,598	355,963
Danone SA	6,786	402,754
Dassault Systemes SE	3,988	163,618
Eiffage SA	4,188	379,371
Engie SA	69,497	1,102,173
EssilorLuxottica SA	2,182	393,561
Forvia SE*	13,355	223,602
Kering SA	481	194,826
Legrand SA	1,845	158,900
L’Oreal SA	1,374	575,338
LVMH Moet Hennessy Louis Vuitton SE	1,937	1,380,983
Orange SA	57,373	673,749
Pernod Ricard SA	850	150,491
Publicis Groupe SA	4,265	323,323
Renault SA	9,972	348,362
Rexel SA	12,427	252,659
Safran SA	2,199	341,726
SCOR SE	6,316	187,930
Societe Generale SA	14,351	320,750
Sodexo SA	5,500	580,655
SPIE SA	6,197	162,708
Technip Energies NV	7,581	165,472
Teleperformance SE	860	98,311
Thales SA	1,993	293,135
TotalEnergies SE	33,738	2,253,788
Valeo SE	11,202	147,297
Veolia Environnement SA	17,068	465,998
Vinci SA	14,588	1,611,037
Vivendi SE	25,437	227,357
Total France		21,033,597
Germany — 10.3%
adidas AG	1,715	303,094
Allianz SE	3,730	870,926
Aurubis AG	2,959	242,895
BASF SE	25,514	1,174,070
Bayer AG	11,976	514,702
Bayerische Motoren Werke AG	12,005	1,111,967
Bechtle AG	3,469	154,297
Beiersdorf AG	1,123	147,249
Brenntag SE	4,128	305,956
Continental AG	4,406	286,136
Covestro AG*	6,333	319,304
Daimler Truck Holding AG	13,341	417,686
Deutsche Bank AG	26,346	288,392
Deutsche Lufthansa AG*	45,771	319,502
Deutsche Post AG	54,305	2,110,047
Deutsche Telekom AG	67,473	1,460,262

	Shares	Value
Common Stocks (continued)
Germany (continued)
E.ON SE	92,927	$1,102,076
Evonik Industries AG	12,917	237,022
Fresenius Medical Care AG & Co. KGaA	11,306	374,289
Fresenius SE & Co. KGaA	22,383	573,492
Hannover Rueck SE	1,200	264,209
Heidelberg Materials AG	4,521	327,246
Infineon Technologies AG	6,801	197,509
KION Group AG	3,913	119,284
LANXESS AG	3,661	83,585
Mercedes-Benz Group AG	15,340	898,767
Merck KGaA	2,205	331,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,352	540,903
ProSiebenSat.1 Media SE(a)	14,996	83,661
RWE AG	9,984	381,285
Salzgitter AG	5,004	124,403
SAP SE	5,937	795,349
Siemens AG	5,866	774,800
Siemens Energy AG*(a)	15,514	137,254
Siemens Healthineers AG	10,449	511,588
Telefonica Deutschland Holding AG	50,581	85,730
thyssenkrupp AG	74,326	515,215
TUI AG*	48,940	246,096
United Internet AG	9,682	201,096
Zalando SE*	3,535	82,166
Total Germany		19,015,284
Hong Kong — 0.7%
AIA Group Ltd.	27,125	235,211
CLP Holdings Ltd.	23,818	174,268
Nine Dragons Paper Holdings Ltd.*	202,224	115,009
Orient Overseas International Ltd.	21,295	268,480
Skyworth Group Ltd.	292,095	105,645
Techtronic Industries Co., Ltd.	14,043	127,964
WH Group Ltd.	591,623	353,102
Total Hong Kong		1,379,679
Ireland — 0.2%
Kerry Group PLC, Class A	1,462	112,624
Smurfit Kappa Group PLC	5,727	186,522
Total Ireland		299,146
Israel — 0.2%
ICL Group Ltd.	25,327	122,705
Teva Pharmaceutical Industries Ltd.*	28,299	239,302
Total Israel		362,007
Italy — 3.5%
A2A SpA	171,431	320,911
Assicurazioni Generali SpA	30,768	609,623
Coca-Cola HBC AG*	5,499	142,263
Enel SpA	277,237	1,754,728
Eni SpA	75,655	1,233,741
Hera SpA	81,644	229,035
Intesa Sanpaolo SpA	102,067	265,020
Iveco Group NV*	15,811	132,929
Leonardo SpA	21,378	321,663
Nexi SpA*	17,485	101,206
Poste Italiane SpA(a)	22,606	223,176
Prysmian SpA	4,733	176,549

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Saipem SpA*	114,308	$173,564
Saras SpA(a)	99,933	144,977
Telecom Italia SpA*(a)	773,666	199,617
UniCredit SpA	10,533	263,027
Unipol Gruppo SpA	28,041	151,517
Total Italy		6,443,546
Japan — 30.0%
Aeon Co., Ltd.	35,835	749,377
AGC, Inc.	4,323	145,894
Aisin Corp.	12,916	443,653
Ajinomoto Co., Inc.	4,437	160,552
Alfresa Holdings Corp.	22,122	348,822
ANA Holdings, Inc.*	9,203	179,387
Asahi Group Holdings Ltd.	6,735	241,748
Asahi Kasei Corp.	40,859	249,128
Astellas Pharma, Inc.	13,643	171,162
Bridgestone Corp.	7,078	264,855
Canon, Inc.	21,171	496,406
Central Japan Railway Co.	7,505	168,292
Chubu Electric Power Co., Inc.	30,434	366,245
Chugai Pharmaceutical Co., Ltd.	6,947	204,587
Chugoku Electric Power Co., Inc. (The)	30,255	188,049
Cosmo Energy Holdings Co., Ltd.	6,170	224,075
CyberAgent, Inc.	17,550	91,513
Dai Nippon Printing Co., Ltd.	8,119	209,562
Dai-ichi Life Holdings, Inc.	18,837	395,037
Daiichi Sankyo Co., Ltd.	4,375	111,451
Daikin Industries Ltd.	1,931	275,793
Denso Corp.	35,922	521,710
Dentsu Group, Inc.	6,492	186,472
East Japan Railway Co.	5,117	265,978
Electric Power Development Co., Ltd.	11,093	169,166
ENEOS Holdings, Inc.	230,063	847,213
Fast Retailing Co., Ltd.	1,107	241,362
FUJIFILM Holdings Corp.	3,937	213,247
Fujitsu Ltd.	4,037	517,537
Hakuhodo DY Holdings, Inc.	15,991	128,133
Hankyu Hanshin Holdings, Inc.	5,065	158,092
Hitachi Ltd.	16,171	1,011,935
Honda Motor Co., Ltd.	100,842	1,003,126
Idemitsu Kosan Co., Ltd.	26,486	597,944
Inpex Corp.	17,808	256,634
Isuzu Motors Ltd.	17,846	195,670
ITOCHU Corp.(a)	44,211	1,568,528
Japan Airlines Co., Ltd.	8,462	154,439
Japan Post Bank Co., Ltd.	18,235	168,509
Japan Post Holdings Co., Ltd.	63,837	562,307
Japan Post Insurance Co., Ltd.	11,482	219,602
Japan Tobacco, Inc.	13,394	311,402
JFE Holdings, Inc.	41,075	565,359
JTEKT Corp.	20,524	166,217
Kajima Corp.	29,112	476,534
Kansai Electric Power Co., Inc. (The)	32,695	415,906
Kao Corp.	4,433	160,817
Kawasaki Heavy Industries Ltd.	9,370	203,678
Kawasaki Kisen Kaisha Ltd.	6,451	219,073
KDDI Corp.	22,153	656,347

	Shares	Value
Common Stocks (continued)
Japan (continued)
Keyence Corp.	296	$113,654
Kintetsu Group Holdings Co., Ltd.	5,595	156,606
Kirin Holdings Co., Ltd.	13,049	182,623
Kobe Steel Ltd.	31,849	370,550
Komatsu Ltd.	11,954	273,345
Konica Minolta, Inc.*	34,667	96,050
Kubota Corp.	15,991	212,657
Kyocera Corp.	4,742	230,892
Kyushu Electric Power Co., Inc.*	34,258	218,019
Lixil Corp.	8,879	96,796
LY Corp.	102,113	257,769
Marubeni Corp.	59,608	857,250
Mazda Motor Corp.	25,629	240,983
Medipal Holdings Corp.	25,189	420,801
Mitsubishi Chemical Group Corp.	79,134	443,155
Mitsubishi Corp.	41,641	1,912,332
Mitsubishi Electric Corp.	35,149	389,332
Mitsubishi Heavy Industries Ltd.	12,752	647,683
Mitsubishi Materials Corp.	10,147	161,272
Mitsubishi Motors Corp.	42,855	136,563
Mitsubishi UFJ Financial Group, Inc.	62,940	522,405
Mitsui & Co., Ltd.	34,987	1,251,442
Mitsui Chemicals, Inc.	7,989	198,505
Mitsui OSK Lines Ltd.(a)	8,704	223,168
Mizuho Financial Group, Inc.	16,559	278,325
MS&AD Insurance Group Holdings, Inc.	8,141	295,279
Murata Manufacturing Co., Ltd.	11,949	195,475
NEC Corp.	11,852	563,859
NIDEC CORP	3,980	142,465
Nintendo Co., Ltd.	3,877	159,258
NIPPON EXPRESS HOLDINGS INC	5,992	305,406
Nippon Paint Holdings Co., Ltd.	17,352	115,378
Nippon Sanso Holdings Corp.	8,107	201,865
Nippon Steel Corp.	32,191	686,991
Nippon Telegraph & Telephone Corp.	1,274,059	1,487,363
Nippon Yusen K.K.(a)	15,465	375,482
Nissan Motor Co., Ltd.	148,612	556,786
Nitto Denko Corp.	2,292	146,544
Nomura Holdings, Inc.	36,453	139,583
Nomura Research Institute Ltd.	6,320	164,588
NTT Data Group Corp.	35,448	431,499
Obayashi Corp.	19,913	169,355
Oji Holdings Corp.	48,151	204,565
ORIX Corp.	9,961	178,574
Osaka Gas Co., Ltd.	12,218	229,282
Otsuka Corp.	4,807	191,175
Otsuka Holdings Co., Ltd.	6,792	226,482
Outsourcing, Inc.	14,548	106,340
Pan Pacific International Holdings Corp.	9,772	187,542
Panasonic Holdings Corp.	58,758	507,869
Persol Holdings Co., Ltd.	102,214	151,386
Rakuten Group, Inc.	39,364	144,725
Recruit Holdings Co., Ltd.	18,631	533,052
Renesas Electronics Corp.*	14,372	185,575
Resonac Holdings Corp.	9,725	155,560
Ricoh Co., Ltd.	32,095	256,959
Secom Co., Ltd.	3,352	231,295

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Seiko Epson Corp.	12,230	$167,689
Sekisui Chemical Co., Ltd.	10,712	145,283
Sekisui House Ltd.	8,536	165,653
Seven & I Holdings Co., Ltd.	25,023	907,599
SG Holdings Co., Ltd.	14,416	202,944
Sharp Corp.*(a)	25,068	155,544
Shimizu Corp.	48,038	339,719
Shin-Etsu Chemical Co., Ltd.	10,334	304,878
SoftBank Corp.	60,139	677,058
SoftBank Group Corp.	29,528	1,194,027
Sojitz Corp.	12,641	259,255
Sompo Holdings, Inc.	5,731	246,239
Sony Group Corp.	15,865	1,301,612
Subaru Corp.	14,917	252,105
Sumitomo Chemical Co., Ltd.	91,042	229,641
Sumitomo Corp.	37,686	731,225
Sumitomo Electric Industries Ltd.	25,072	259,751
Sumitomo Forestry Co., Ltd.	7,217	168,410
Sumitomo Metal Mining Co., Ltd.	4,613	128,419
Sumitomo Mitsui Financial Group, Inc.	7,420	353,742
Suntory Beverage & Food Ltd.	4,424	130,811
Suzuken Co., Ltd.	10,538	321,056
Suzuki Motor Corp.	7,933	302,978
T&D Holdings, Inc.	12,306	217,160
Taisei Corp.	8,546	287,735
Takeda Pharmaceutical Co., Ltd.	14,908	399,955
TDK Corp.	7,755	284,607
Tohoku Electric Power Co., Inc.	48,483	300,960
Tokio Marine Holdings, Inc.	16,054	354,376
Tokyo Electric Power Co. Holdings, Inc.*	164,315	691,133
Tokyo Electron Ltd.	1,831	238,842
Tokyo Gas Co., Ltd.	14,329	319,705
Tokyu Corp.	10,802	121,255
TOPPAN Holdings, Inc.	13,497	307,647
Toray Industries, Inc.	44,208	211,575
Toshiba Corp.*	8,184	248,527
Toyota Boshoku Corp.	9,443	161,930
Toyota Industries Corp.	4,827	352,356
Toyota Motor Corp.	140,782	2,407,642
Toyota Tsusho Corp.	20,621	1,076,494
West Japan Railway Co.	4,270	162,009
Yamada Holdings Co., Ltd.	48,009	151,466
Yamaha Motor Co., Ltd.	6,510	156,340
Yamato Holdings Co., Ltd.	14,685	242,803
Zensho Holdings Co., Ltd.	5,733	300,003
Total Japan		55,308,417
Luxembourg — 0.6%
APERAM SA	3,990	110,286
ArcelorMittal SA	42,346	934,587
Eurofins Scientific SE(a)	2,762	139,637
Total Luxembourg		1,184,510
Netherlands — 3.3%
Aegon Ltd.(a)	36,514	176,921
Akzo Nobel NV	2,270	151,786
ASML Holding NV	614	366,880
Heineken Holding NV	4,736	359,429
Heineken NV	3,714	332,665

	Shares	Value
Common Stocks (continued)
Netherlands (continued)
ING Groep NV	13,878	$176,440
Koninklijke Ahold Delhaize NV	27,628	817,681
Koninklijke Philips NV*	15,548	294,141
NN Group NV	4,470	142,973
OCI NV	4,877	113,462
Randstad NV	8,942	461,623
Shell PLC	70,889	2,276,517
Universal Music Group NV	10,428	254,618
Wolters Kluwer NV	1,251	160,132
Total Netherlands		6,085,268
Norway — 1.5%
Aker BP ASA	5,718	164,348
Equinor ASA	62,176	2,083,998
Norsk Hydro ASA	42,855	244,279
Telenor ASA	17,794	181,815
Total Norway		2,674,440
Portugal — 0.5%
EDP - Energias de Portugal SA	48,003	201,435
Galp Energia SGPS SA	21,964	329,900
Jeronimo Martins SGPS SA	13,290	305,957
Total Portugal		837,292
Singapore — 0.6%
DBS Group Holdings Ltd.	6,017	144,271
Jardine Cycle & Carriage Ltd.	8,905	183,294
Oversea-Chinese Banking Corp., Ltd.	20,347	188,314
Singapore Airlines Ltd.	41,267	184,038
Singapore Telecommunications Ltd.	98,752	171,548
STMicroelectronics NV	5,486	208,638
Total Singapore		1,080,103
Spain — 3.1%
Acciona SA	1,232	154,965
Acerinox SA	15,374	149,471
ACS Actividades de Construccion y Servicios SA	19,512	704,731
Banco Bilbao Vizcaya Argentaria SA	48,372	379,482
Banco Santander SA(a)	176,065	645,028
Cia de Distribucion Integral Logista Holdings SA	8,859	217,058
Endesa SA	19,556	367,216
Iberdrola SA	59,683	662,394
Industria de Diseno Textil SA(a)	14,353	493,822
Mapfre SA(a)	82,768	171,648
Naturgy Energy Group SA(a)	13,935	393,274
Repsol SA	41,780	610,535
Sacyr SA	48,841	140,730
Telefonica SA	164,234	632,931
Total Spain		5,723,285
Sweden — 1.6%
Assa Abloy AB, B Shares	6,878	146,208
Atlas Copco AB, A Shares	14,872	191,946
Boliden AB	3,800	97,188
Electrolux AB, B Shares*	11,643	97,540
Essity AB, B Shares	7,509	170,912
H & M Hennes & Mauritz AB, B Shares(a)	17,786	237,674
Sandvik AB	7,327	124,339
Securitas AB, B Shares(a)	31,477	251,475
Skanska AB, B Shares	10,216	153,021

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
SKF AB, B Shares	7,104	$114,515
SSAB AB, B Shares(a)	22,726	131,645
Telefonaktiebolaget LM Ericsson, B Shares	80,744	361,419
Telia Co. AB(a)	62,002	131,022
Volvo AB, B Shares	29,746	588,123
Volvo Car AB, B Shares*(a)	64,031	219,556
Total Sweden		3,016,583
Switzerland — 2.4%
ABB Ltd.	10,690	357,567
Adecco Group AG(a)	12,474	469,326
Alcon, Inc.	2,198	156,557
Cie Financiere Richemont SA, Class A	1,335	156,817
DSM-Firmenich AG	1,259	113,901
Kuehne + Nagel International AG	2,455	659,576
Novartis AG	10,316	958,315
Sandoz Group AG*	2,063	53,612
Schindler Holding AG, Participating Certificate	720	144,942
Sika AG	644	153,490
Swiss Life Holding AG	269	171,973
Swisscom AG	319	190,688
UBS Group AG	20,741	483,626
Zurich Insurance Group AG	602	284,843
Total Switzerland		4,355,233
United Kingdom — 8.0%
Associated British Foods PLC	11,563	284,269
AstraZeneca PLC	4,727	587,935
BAE Systems PLC	35,760	479,056
Balfour Beatty PLC	42,367	158,960
Barclays PLC	127,852	204,166
BP PLC	236,239	1,440,768
British American Tobacco PLC	15,752	469,062
BT Group PLC	236,807	323,990
Bunzl PLC	5,916	210,481
Centrica PLC	283,752	541,611
CK Hutchison Holdings Ltd.	77,201	390,218
Compass Group PLC	29,980	754,138
Computacenter PLC	7,549	235,053
DCC PLC	5,228	289,599
Diageo PLC	6,768	255,165
Drax Group PLC	18,960	97,227
DS Smith PLC	41,578	143,891
easyJet PLC*	22,680	100,727
Entain PLC	10,809	122,033
Hays PLC	147,353	171,831
HSBC Holdings PLC	74,941	538,619
Imperial Brands PLC	13,456	285,905
Inchcape PLC	14,914	120,528
International Distributions Services PLC*	99,689	305,563
ITV PLC	148,767	115,280
J Sainsbury PLC	129,895	405,557
JD Sports Fashion PLC	77,114	119,306
JET2 PLC	9,842	119,666
John Wood Group PLC*	59,680	102,762
Johnson Matthey PLC	10,042	182,050
Kingfisher PLC	66,669	169,726

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Lloyds Banking Group PLC	309,604	$150,050
Marks & Spencer Group PLC*	88,273	232,224
National Grid PLC	24,687	293,153
NatWest Group PLC	51,467	111,290
Pearson PLC	14,602	168,611
Reckitt Benckiser Group PLC	3,316	221,389
RELX PLC	8,066	280,710
Rolls-Royce Holdings PLC*	140,396	366,962
Serco Group PLC	80,465	139,625
SSE PLC	8,133	161,160
Standard Chartered PLC	24,734	189,084
Tesco PLC	272,499	891,797
Unilever PLC	19,008	897,004
Vodafone Group PLC	662,271	608,348
WPP PLC	30,910	265,029
Total United Kingdom		14,701,578
United States — 4.3%
CSL Ltd.	1,074	157,999
Experian PLC	5,394	163,044
Ferrovial SE	5,808	174,595
GSK PLC	38,173	675,080
Haleon PLC	56,303	225,116
Holcim AG*	7,335	452,005
Nestle SA	15,506	1,670,807
Roche Holding AG	5,438	1,397,370
Sanofi SA	7,606	688,992
Schneider Electric SE	2,887	442,417
Stellantis NV	64,362	1,197,344
Swiss Re AG	2,807	305,730
Tenaris SA	13,262	209,499
Waste Connections, Inc.	1,112	143,829
Total United States		7,903,827
Total Common Stocks (Cost $186,529,438)		179,794,734
Preferred Stocks — 1.2%
Germany — 1.2%
Dr Ing hc F Porsche AG, 1.23%	2,950	257,373
Henkel AG & Co. KGaA, 2.72%	4,355	313,390
Volkswagen AG, 27.97%	15,655	1,651,927
Total Preferred Stocks (Cost $3,479,560)		2,222,690
Investment Companies — 0.7%
International Equity Core Funds — 0.7%
iShares Core MSCI EAFE ETF (Cost $1,339,328)	20,163	1,257,365
Short-Term Investments — 2.7%
Money Market Funds — 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(b)(c)	4,889,242	4,889,242
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(b)	112,070	112,070
Total Short-Term Investments (Cost $5,001,312)		5,001,312

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Total Investments — 102.1% (Cost $196,349,638)		$188,276,101
Other Assets and Liabilities, Net — (2.1)%		(3,827,349)
Net Assets — 100%		$184,448,752

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,534,566; total market value of collateral held by the Fund was $6,943,265. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,054,023.

(b)Reflects the 1-day yield at October 31, 2023.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2. 1

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$179,794,734	$—	$—	$179,794,734
Investment Companies	1,257,365	—	—	1,257,365
Preferred Stocks	2,222,690	—	—	2,222,690
Short-Term Investments:
Money Market Funds	5,001,312	—	—	5,001,312
Total Investments in Securities	$188,276,101	$—	$—	$188,276,101

(d)For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ Candriam International Equity ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.1%
Australia — 7.4%
Alumina Ltd.*	40,714	$20,107
Ampol Ltd.	3,977	80,225
ANZ Group Holdings Ltd.	50,489	789,910
APA Group	19,705	102,804
ASX Ltd.	3,203	113,831
BlueScope Steel Ltd.	7,583	90,262
Brambles Ltd.	23,180	192,408
Charter Hall Group	8,084	44,377
Cochlear Ltd.	1,092	166,517
Coles Group Ltd.	21,634	209,162
Commonwealth Bank of Australia	28,150	1,721,011
Computershare Ltd.	8,788	137,935
Dexus	17,758	72,858
EBOS Group Ltd.	2,609	53,098
Evolution Mining Ltd.	29,799	67,356
Goodman Group	30,688	402,982
GPT Group (The)	31,820	72,932
IDP Education Ltd.	3,552	48,690
IGO Ltd.	11,163	67,216
Insurance Australia Group Ltd.	40,712	146,155
Lendlease Corp., Ltd.	11,491	45,181
Lynas Rare Earths Ltd.*	15,456	68,991
Macquarie Group Ltd.	6,093	621,028
Medibank Pvt Ltd.	45,970	99,834
Mineral Resources Ltd.	2,791	102,069
Mirvac Group	65,568	75,556
National Australia Bank Ltd.	52,608	934,313
Orica Ltd.	7,575	70,311
Pilbara Minerals Ltd.(a)	45,742	106,289
QBE Insurance Group Ltd.	24,889	245,833
Ramsay Health Care Ltd.	3,024	93,205
REA Group Ltd.	838	76,250
Rio Tinto Ltd.	6,186	460,523
Rio Tinto PLC	17,993	1,147,351
Santos Ltd.	54,182	263,123
Scentre Group	86,472	133,042
SEEK Ltd.	5,718	74,616
Sonic Healthcare Ltd.	7,514	136,778
Stockland	39,691	88,962
Suncorp Group Ltd.	21,092	178,682
Telstra Group Ltd.	192,628	464,678
Transurban Group	51,375	384,483
Vicinity Ltd.	64,102	68,997
Wesfarmers Ltd.	18,909	604,839
Westpac Banking Corp.	58,725	765,946
WiseTech Global Ltd.	2,858	105,243
Woodside Energy Group Ltd.	31,889	691,729
Woolworths Group Ltd.	20,176	449,917
Total Australia		13,157,605
Austria — 0.3%
ams-OSRAM AG*(a)	4,533	16,084
ANDRITZ AG	1,189	54,544
BAWAG Group AG*	1,303	57,763
CA Immobilien Anlagen AG	765	25,795
Erste Group Bank AG	5,460	194,779
EVN AG	614	16,647
OMV AG	2,361	103,217
Verbund AG	563	48,798

	Shares	Value
Common Stocks (continued)
Austria (continued)
Wienerberger AG	1,866	$45,246
Total Austria		562,873
Belgium — 0.6%
Ageas SA	2,532	97,044
Azelis Group NV	1,735	29,526
Colruyt Group NV	876	36,176
D’ieteren Group	348	51,534
Elia Group SA	468	44,348
KBC Group NV	4,173	228,925
Proximus SADP	2,467	20,397
Sofina SA	250	47,301
Solvay SA	1,167	123,032
UCB SA	2,006	146,431
Umicore SA	3,371	79,993
Warehouses De Pauw CVA	2,774	68,377
Total Belgium		973,084
Chile — 0.1%
Antofagasta PLC	5,776	94,269
China — 0.8%
Alibaba Health Information Technology Ltd.*	87,492	51,547
BYD Electronic International Co., Ltd.	12,628	52,613
China Gas Holdings Ltd.	46,897	42,134
China Mengniu Dairy Co., Ltd.*	50,021	163,336
Chow Tai Fook Jewellery Group Ltd.	30,379	42,863
CSPC Pharmaceutical Group Ltd.	140,397	122,551
ESR Group Ltd.	49,891	64,017
Fosun International Ltd.	37,840	22,633
NXP Semiconductors NV	4,363	752,312
Wilmar International Ltd.	34,842	90,535
Xinyi Glass Holdings Ltd.	27,434	31,520
Total China		1,436,061
Denmark — 4.2%
AP Moller - Maersk A/S, Class A	45	73,286
AP Moller - Maersk A/S, Class B	72	119,552
Chr Hansen Holding A/S	1,714	116,632
Coloplast A/S, Class B	2,058	214,213
Demant A/S*	1,412	53,730
DSV A/S	2,978	443,662
Genmab A/S*	1,082	304,925
Novo Nordisk A/S, Class B	53,444	5,123,891
Novozymes A/S, Class B	3,418	153,248
Orsted A/S	3,151	151,630
Pandora A/S	1,480	167,296
Tryg A/S	5,322	103,744
Vestas Wind Systems A/S*	16,802	362,292
Total Denmark		7,388,101
Faroe Islands — 0.0%(b)
Bakkafrost P/F	862	38,850
Finland — 1.1%
Elisa OYJ	2,346	99,388
Huhtamaki OYJ	1,809	61,972
Kesko OYJ, Class B	4,499	75,921
Kone OYJ, Class B	5,538	239,357
Metso Outotec OYJ	11,624	102,052
Nokia OYJ(a)	88,205	292,752

See notes to financial statements.

Schedule of Investments — IQ Candriam International Equity ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Finland (continued)
Nordea Bank Abp	53,567	$562,751
Orion OYJ, Class B	1,775	70,432
Stora Enso OYJ, Class R	9,524	114,008
UPM-Kymmene OYJ	8,815	296,017
Wartsila OYJ Abp	8,101	96,246
Total Finland		2,010,896
France — 9.1%
Adevinta ASA*	3,420	30,016
Air Liquide SA	8,584	1,466,975
AXA SA	29,960	885,275
BioMerieux	701	67,057
BNP Paribas SA	18,061	1,036,426
Bouygues SA	3,248	114,015
Capgemini SE	2,642	464,969
Carrefour SA	9,804	171,816
Cie de Saint-Gobain SA	7,768	422,036
Cie Generale des Etablissements Michelin SCA	11,211	332,039
Credit Agricole SA	18,506	222,564
Dassault Systemes SE	11,334	465,007
EssilorLuxottica SA	4,822	869,731
Hermes International SCA	545	1,013,648
Kering SA	1,199	485,648
Legrand SA	4,278	368,441
L’Oreal SA	3,773	1,579,877
LVMH Moet Hennessy Louis Vuitton SE	4,376	3,119,866
Sartorius Stedim Biotech	406	75,765
Societe Generale SA	12,476	278,843
Sodexo SA	1,355	143,052
TotalEnergies SE	38,458	2,569,097
Total France		16,182,163
Germany — 6.8%
adidas AG	2,768	489,192
Bayerische Motoren Werke AG	5,116	473,871
Beiersdorf AG	1,634	214,252
Carl Zeiss Meditec AG, Bearer	632	54,604
Deutsche Boerse AG	3,067	503,132
Deutsche Post AG	15,897	617,685
Deutsche Telekom AG	54,373	1,176,749
E.ON SE	36,956	438,283
Evonik Industries AG	3,354	61,545
Fresenius Medical Care AG & Co. KGaA	3,324	110,042
Fresenius SE & Co. KGaA	6,871	176,047
Hapag-Lloyd AG(a)	104	14,961
Heidelberg Materials AG	2,301	166,555
Infineon Technologies AG	21,903	636,089
Knorr-Bremse AG	1,104	61,311
Mercedes-Benz Group AG	13,241	775,787
Merck KGaA	2,158	324,703
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,292	916,974
Puma SE	1,680	94,648
SAP SE	17,238	2,309,284
Siemens AG	12,465	1,646,418
Symrise AG	2,217	225,433
Talanx AG	747	46,941
Telefonica Deutschland Holding AG	15,484	26,244

	Shares	Value
Common Stocks (continued)
Germany (continued)
Volkswagen AG	478	$54,971
Vonovia SE	11,619	266,505
Zalando SE*	3,674	85,397
Total Germany		11,967,623
Guatemala — 0.0%(b)
Millicom International Cellular SA*(a)	2,162	33,864
Hong Kong — 2.5%
AIA Group Ltd.	194,752	1,688,767
CK Asset Holdings Ltd.	32,041	160,111
Futu Holdings Ltd.*	1,188	65,874
Hang Lung Properties Ltd.	30,699	40,489
Hang Seng Bank Ltd.	12,122	138,887
HKT Trust & HKT Ltd.	60,738	62,876
Hong Kong & China Gas Co., Ltd.	154,157	107,374
Hong Kong Exchanges & Clearing Ltd.	20,069	705,336
Link REIT	42,895	196,806
MTR Corp., Ltd.	26,336	98,449
Prudential PLC	45,953	478,322
Sino Biopharmaceutical Ltd.	170,511	66,247
Sino Land Co., Ltd.	57,911	57,803
Sun Hung Kai Properties Ltd.	24,492	251,506
Swire Pacific Ltd., Class A	6,892	44,129
Swire Pacific Ltd., Class B	13,995	14,362
Swire Properties Ltd.	18,316	35,440
Techtronic Industries Co., Ltd.	22,949	209,118
Wharf Real Estate Investment Co., Ltd.	26,034	90,999
Total Hong Kong		4,512,895
Ireland — 0.5%
AerCap Holdings NV*	2,764	171,700
Bank of Ireland Group PLC	17,844	159,377
Kerry Group PLC, Class A	2,619	201,753
Kingspan Group PLC	2,557	171,571
Smurfit Kappa Group PLC(a)	4,321	140,730
Total Ireland		845,131
Israel — 0.5%
Bank Hapoalim BM	20,754	148,106
Bank Leumi Le-Israel BM	24,471	157,210
Check Point Software Technologies Ltd.*	1,530	205,403
Israel Discount Bank Ltd., Class A	20,659	90,642
Mizrahi Tefahot Bank Ltd.	2,511	77,585
Nice Ltd.*	1,057	163,192
Tower Semiconductor Ltd.*	1,905	44,070
Wix.com Ltd.*	916	73,188
Total Israel		959,396
Italy — 2.3%
A2A SpA	27,049	50,634
Amplifon SpA	2,030	57,162
Assicurazioni Generali SpA	17,144	339,683
Banca Mediolanum SpA	3,522	28,688
DiaSorin SpA	387	34,566
Enel SpA	129,153	817,453
Eni SpA	35,676	581,785
FinecoBank Banca Fineco SpA	10,189	119,706
Intesa Sanpaolo SpA	260,920	677,487
Mediobanca Banca di Credito Finanziario SpA	10,099	120,304

See notes to financial statements.

Schedule of Investments — IQ Candriam International Equity ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Moncler SpA	3,240	$167,604
Nexi SpA*	8,116	46,977
Pirelli & C SpA	4,378	19,440
Poste Italiane SpA	7,613	75,159
Prysmian SpA	4,269	159,241
UniCredit SpA	30,361	758,167
Total Italy		4,054,056
Japan — 23.7%
Advantest Corp.	12,248	308,535
Aeon Co., Ltd.	13,073	273,381
Ajinomoto Co., Inc.	8,735	316,074
Alfresa Holdings Corp.	3,132	49,386
Asahi Intecc Co., Ltd.	3,563	59,087
Asahi Kasei Corp.	22,669	138,219
Astellas Pharma, Inc.	29,827	374,204
Azbil Corp.	2,182	63,596
Bandai Namco Holdings, Inc.	9,681	198,357
Bridgestone Corp.	9,154	342,538
Brother Industries Ltd.	4,197	64,821
Canon, Inc.	16,710	391,807
Capcom Co., Ltd.	2,793	89,242
Central Japan Railway Co.	15,555	348,805
Chiba Bank Ltd. (The)	12,207	90,236
Chugai Pharmaceutical Co., Ltd.	10,677	314,434
Coca-Cola Bottlers Japan Holdings, Inc.	2,447	32,622
Concordia Financial Group Ltd.	18,723	86,108
CyberAgent, Inc.	7,186	37,471
Dai Nippon Printing Co., Ltd.	3,966	102,368
Daifuku Co., Ltd.	5,710	92,996
Daiichi Sankyo Co., Ltd.	32,226	820,944
Daikin Industries Ltd.	4,574	653,278
Daito Trust Construction Co., Ltd.	1,001	106,746
Daiwa House Industry Co., Ltd.	10,195	277,822
Daiwa House REIT Investment Corp.	35	61,844
Daiwa Securities Group, Inc.	23,887	136,276
Denso Corp.	29,740	431,927
Dentsu Group, Inc.	3,321	95,390
Disco Corp.	1,488	256,982
East Japan Railway Co.	6,086	316,346
Ebara Corp.	1,542	67,201
Eisai Co., Ltd.	4,721	248,168
ENEOS Holdings, Inc.	46,445	171,035
FANUC Corp.	15,707	378,868
Fast Retailing Co., Ltd.	2,808	612,236
Fuji Electric Co., Ltd.	2,273	85,220
FUJIFILM Holdings Corp.	5,105	276,512
Fujitsu Ltd.	3,174	406,902
GLP J-Reit	76	67,998
GMO Payment Gateway, Inc.	769	30,395
Hakuhodo DY Holdings, Inc.	3,798	30,433
Hankyu Hanshin Holdings, Inc.	3,942	123,040
Haseko Corp.	4,252	51,955
Hikari Tsushin, Inc.	331	47,253
Hirose Electric Co., Ltd.	489	54,730
Hitachi Construction Machinery Co., Ltd.	1,792	45,579
Hitachi Ltd.	15,433	965,753

	Shares	Value
Common Stocks (continued)
Japan (continued)
Honda Motor Co., Ltd.	85,692	$852,422
Hoshizaki Corp.	1,806	57,813
Hoya Corp.	5,826	551,459
Hulic Co., Ltd.	8,016	72,885
Ibiden Co., Ltd.	2,080	87,090
Isetan Mitsukoshi Holdings Ltd.	5,658	63,288
Isuzu Motors Ltd.	10,083	110,554
Itochu Techno-Solutions Corp.	1,476	42,132
J Front Retailing Co., Ltd.	4,332	40,919
Japan Exchange Group, Inc.	8,828	172,806
Japan Metropolitan Fund Invest	115	74,037
Japan Post Bank Co., Ltd.	6,434	59,456
JFE Holdings, Inc.(a)	8,848	121,784
JSR Corp.	3,385	89,830
JTEKT Corp.	3,900	31,585
Kajima Corp.	7,387	120,918
Kakaku.com, Inc.	2,066	19,767
Kao Corp.	7,544	273,675
Kawasaki Kisen Kaisha Ltd.	2,108	71,587
KDDI Corp.	25,908	767,600
Keikyu Corp.	4,523	38,168
Keio Corp.	1,835	54,161
Keisei Electric Railway Co., Ltd.	2,637	98,501
Kikkoman Corp.	2,567	144,431
Kintetsu Group Holdings Co., Ltd.	3,156	88,338
Kobayashi Pharmaceutical Co., Ltd.	879	36,101
Kobe Bussan Co., Ltd.	2,360	58,328
Koei Tecmo Holdings Co., Ltd.	1,968	25,522
Koito Manufacturing Co., Ltd.	4,000	59,150
Komatsu Ltd.	14,967	342,241
Kose Corp.	582	38,072
Kubota Corp.	17,749	236,036
Kuraray Co., Ltd.	5,416	61,511
Kurita Water Industries Ltd.	1,877	56,244
Kyocera Corp.	5,556	270,527
Kyowa Kirin Co., Ltd.	4,153	64,662
Kyushu Railway Co.	2,346	47,727
Lion Corp.	4,439	42,545
Lixil Corp.	4,647	50,660
M3, Inc.	6,827	104,313
Makita Corp.	4,073	103,839
McDonald’s Holdings Co. Japan Ltd.	1,424	55,382
MEIJI Holdings Co., Ltd.	4,427	108,684
MINEBEA MITSUMI, Inc.	6,466	99,459
Mitsubishi Chemical Group Corp.	23,789	133,220
Mitsubishi Estate Co., Ltd.	21,266	268,765
Mitsui Chemicals, Inc.	2,967	73,722
Mitsui Fudosan Co., Ltd.	14,615	313,347
Mitsui OSK Lines Ltd.	6,033	154,684
Mizuho Financial Group, Inc.	42,434	713,234
MonotaRO Co., Ltd.	4,292	34,023
MS&AD Insurance Group Holdings, Inc.	7,103	257,630
Nabtesco Corp.	1,887	33,019
NEC Corp.	4,241	201,766
NGK Insulators Ltd.	4,829	58,415
Nichirei Corp.	2,118	45,704
NIDEC CORP	8,009	286,683
Nihon M&A Center Holdings, Inc.	5,238	23,709

See notes to financial statements.

Schedule of Investments — IQ Candriam International Equity ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Nikon Corp.	5,437	$50,836
Nintendo Co., Ltd.	19,356	795,098
Nippon Building Fund, Inc.	28	112,226
Nippon Paint Holdings Co., Ltd.	14,850	98,742
Nippon Prologis REIT, Inc.	38	67,446
Nippon Sanso Holdings Corp.	3,115	77,564
Nippon Shinyaku Co., Ltd.	1,063	42,774
Nippon Steel Corp.	14,252	304,153
Nippon Telegraph & Telephone Corp.	902,801	1,053,948
Nippon Yusen K.K.	8,251	200,330
Nissan Chemical Corp.	2,180	87,735
Nissan Motor Co., Ltd.	36,715	137,555
Nisshin Seifun Group, Inc.	4,267	64,155
Nissin Foods Holdings Co., Ltd.	1,015	88,133
Nitori Holdings Co., Ltd.	1,366	148,014
Nitto Denko Corp.	2,471	157,989
Nomura Holdings, Inc.	49,688	190,261
Nomura Real Estate Holdings, Inc.	1,790	41,427
Nomura Real Estate Master Fund, Inc.	71	78,246
Nomura Research Institute Ltd.	6,483	168,833
NSK Ltd.	8,451	44,938
NTT Data Group Corp.	10,363	126,146
Obayashi Corp.	11,543	98,170
Odakyu Electric Railway Co., Ltd.	5,300	74,927
Oji Holdings Corp.	15,505	65,872
Olympus Corp.	20,937	276,358
Omron Corp.	3,127	110,404
Ono Pharmaceutical Co., Ltd.	7,343	126,137
Open House Group Co., Ltd.	1,307	42,530
Oriental Land Co., Ltd.	18,522	594,020
ORIX Corp.	19,194	344,097
Otsuka Holdings Co., Ltd.	7,393	246,523
Pan Pacific International Holdings Corp.	6,379	122,424
Panasonic Holdings Corp.	37,636	325,303
Persol Holdings Co., Ltd.	30,740	45,528
Pola Orbis Holdings, Inc.	1,379	13,786
Rakuten Group, Inc.	23,707	87,161
Recruit Holdings Co., Ltd.	24,209	692,645
Renesas Electronics Corp.*	20,143	260,092
Resona Holdings, Inc.	39,629	210,254
Resonac Holdings Corp.	3,079	49,251
Ricoh Co., Ltd.	9,447	75,635
Rohm Co., Ltd.	5,864	92,387
Ryohin Keikaku Co., Ltd.	4,298	60,208
Santen Pharmaceutical Co., Ltd.	6,084	52,526
SBI Holdings, Inc.	4,030	85,871
Secom Co., Ltd.	3,468	239,299
Seibu Holdings, Inc.	3,723	36,125
Seiko Epson Corp.	4,592	62,962
Sekisui Chemical Co., Ltd.	6,298	85,418
Sekisui House Ltd.	9,971	193,501
SG Holdings Co., Ltd.	7,562	106,456
Sharp Corp.*	4,823	29,926
Shimano, Inc.	1,310	186,451
Shimizu Corp.	9,053	64,022
Shin-Etsu Chemical Co., Ltd.	33,004	973,699
Shinko Electric Industries Co., Ltd.	1,064	33,519
Shionogi & Co., Ltd.	4,898	225,972

	Shares	Value
Common Stocks (continued)
Japan (continued)
Shiseido Co., Ltd.	6,537	$205,548
SMC Corp.	941	426,742
Sompo Holdings, Inc.	5,435	233,521
Sony Group Corp.	20,747	1,702,146
Square Enix Holdings Co., Ltd.	1,526	50,381
Stanley Electric Co., Ltd.	2,491	39,303
SUMCO Corp.	5,684	72,624
Sumitomo Chemical Co., Ltd.	23,902	60,290
Sumitomo Electric Industries Ltd.	12,176	126,146
Sumitomo Metal Mining Co., Ltd.	4,171	116,114
Sumitomo Mitsui Financial Group, Inc.	20,961	999,296
Sumitomo Mitsui Trust Holdings, Inc.	5,553	205,701
Sumitomo Rubber Industries Ltd.	3,049	30,491
Sundrug Co., Ltd.	1,178	31,845
Suntory Beverage & Food Ltd.	2,091	61,828
Suzuki Motor Corp.	6,628	253,137
Sysmex Corp.	2,651	125,211
T&D Holdings, Inc.	9,020	159,173
Taisei Corp.	2,786	93,802
Taisho Pharmaceutical Holdings Co., Ltd.	813	32,000
Takeda Pharmaceutical Co., Ltd.	25,682	689,002
TDK Corp.	6,250	229,374
Terumo Corp.	11,992	324,020
TIS, Inc.	3,934	83,254
Tobu Railway Co., Ltd.	3,486	83,418
Tokyo Electron Ltd.	7,617	993,587
Tokyu Corp.	9,196	103,227
TOPPAN Holdings, Inc.	4,341	98,948
Toshiba Corp.*	6,958	211,297
Tosoh Corp.	5,004	60,714
TOTO Ltd.	2,550	61,003
Toyota Motor Corp.	191,740	3,279,122
Unicharm Corp.	6,901	233,352
United Urban Investment Corp.	51	51,322
USS Co., Ltd.	3,311	57,422
Welcia Holdings Co., Ltd.	1,604	26,473
West Japan Railway Co.	3,970	150,626
Yakult Honsha Co., Ltd.	4,432	104,095
Yamaha Corp.	2,708	71,149
Yamaha Motor Co., Ltd.	5,106	122,622
Yamato Holdings Co., Ltd.	5,145	85,068
Yaskawa Electric Corp.	4,372	140,792
Yokohama Rubber Co., Ltd. (The)	2,285	41,590
ZOZO, Inc.	2,032	38,327
Total Japan		42,050,361
Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	2,633	60,753
Mexico — 0.0%(b)
Fresnillo PLC	3,202	21,518
Netherlands — 6.4%
Adyen NV*	502	336,358
Akzo Nobel NV	2,849	190,502
Argenx SE*	930	436,700
ASM International NV	768	315,376
ASML Holding NV	6,646	3,971,148
ING Groep NV	59,124	751,682
JDE Peet’s NV	1,695	47,012

See notes to financial statements.

Schedule of Investments — IQ Candriam International Equity ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Netherlands (continued)
Koninklijke Ahold Delhaize NV	16,026	$474,307
Koninklijke KPN NV	53,576	179,800
NN Group NV	4,176	133,569
Shell PLC	113,268	3,637,468
Universal Music Group NV	12,835	313,390
Wolters Kluwer NV	4,136	529,421
Total Netherlands		11,316,733
New Zealand — 0.3%
a2 Milk Co., Ltd. (The)*	11,279	27,423
Auckland International Airport Ltd.	20,150	86,027
Chorus Ltd.	7,144	29,814
Fisher & Paykel Healthcare Corp., Ltd.	9,160	110,874
Mercury NZ Ltd.	11,346	38,936
Meridian Energy Ltd.	21,123	59,342
Spark New Zealand Ltd.	30,503	88,178
Xero Ltd.*	2,122	143,343
Total New Zealand		583,937
Norway — 0.8%
Aker ASA, A Shares	379	22,730
DNB Bank ASA	14,839	267,380
Equinor ASA	16,612	556,796
Gjensidige Forsikring ASA	3,149	47,157
Leroy Seafood Group ASA	4,661	18,441
NEL ASA*(a)	29,011	19,009
Nordic Semiconductor ASA*	2,866	23,130
Norsk Hydro ASA	21,820	124,377
Orkla ASA	13,278	91,446
Schibsted ASA, Class A	1,189	23,755
Schibsted ASA, B Shares	1,662	30,795
SpareBank 1 SR-Bank ASA	2,953	32,037
Storebrand ASA	7,259	60,519
Telenor ASA	10,752	109,862
TOMRA Systems ASA	4,054	32,042
Wallenius Wilhelmsen ASA	1,778	14,921
Total Norway		1,474,397
Poland — 0.5%
Allegro.eu SA*	7,008	50,140
Bank Polska Kasa Opieki SA	2,946	89,275
CD Projekt SA(a)	1,209	30,124
Dino Polska SA*	800	75,653
InPost SA*	2,897	28,564
KGHM Polska Miedz SA	2,278	60,680
mBank SA*	231	28,494
ORLEN SA	9,714	153,294
Powszechna Kasa Oszczednosci Bank Polski SA*	14,323	147,920
Powszechny Zaklad Ubezpieczen SA	9,491	107,230
Santander Bank Polska SA*	579	62,709
Total Poland		834,083
Portugal — 0.2%
Banco Comercial Portugues SA, Class R*	127,409	39,001
EDP - Energias de Portugal SA	46,839	196,551
Jeronimo Martins SGPS SA	4,590	105,669
Navigator Co. SA (The)	3,714	14,760
Total Portugal		355,981

	Shares	Value
Common Stocks (continued)
Singapore — 1.7%
CapitaLand Ascendas REIT	58,475	$110,971
CapitaLand Integrated Commercial Trust	84,874	109,031
Capitaland Investment Ltd.	40,086	86,021
City Developments Ltd.	7,673	35,395
DBS Group Holdings Ltd.	30,743	737,132
Keppel Corp., Ltd.	23,159	104,972
Keppel REIT	4,631	2,687
Mapletree Logistics Trust	56,019	60,106
Mapletree Pan Asia Commercial Trust	37,802	36,697
Oversea-Chinese Banking Corp., Ltd.	53,625	496,307
Singapore Exchange Ltd.	13,661	94,427
Singapore Telecommunications Ltd.	119,274	207,198
STMicroelectronics NV	10,863	413,131
United Overseas Bank Ltd.	22,333	440,449
UOL Group Ltd.	9,135	39,339
Total Singapore		2,973,863
South Africa — 0.3%
Anglo American PLC	19,283	490,557
South Korea — 0.0%(b)
Delivery Hero SE*	3,337	84,548
Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	3,407	123,054
Amadeus IT Group SA	7,503	426,830
Banco Bilbao Vizcaya Argentaria SA	100,119	785,442
Cellnex Telecom SA*	9,507	278,557
Corp. ACCIONA Energias Renovables SA	1,000	27,038
EDP Renovaveis SA	4,924	79,059
Iberdrola SA	97,876	1,086,281
Mapfre SA	15,896	32,966
Naturgy Energy Group SA	2,086	58,871
Red Electrica Corp. SA	6,745	104,839
Repsol SA	21,304	311,317
Telefonica SA	86,269	332,467
Total Spain		3,646,721
Sweden — 2.3%
AAK AB	2,931	55,615
Alfa Laval AB	4,709	151,984
Atlas Copco AB, A Shares	42,575	549,495
Atlas Copco AB, B Shares	25,118	281,133
Avanza Bank Holding AB(a)	2,057	34,613
Axfood AB	1,823	40,237
Beijer Ref AB(a)	6,239	59,025
Boliden AB	4,484	114,682
Castellum AB	6,331	60,377
Electrolux AB, B Shares*	3,638	30,478
Elekta AB, B Shares	6,021	40,903
Embracer Group AB*(a)	12,499	20,255
EQT AB	7,463	135,531
Essity AB, B Shares	10,062	229,021
Fabege AB(a)	4,366	32,458
H & M Hennes & Mauritz AB, B Shares(a)	10,231	136,717
Holmen AB, B Shares	1,513	56,971
Husqvarna AB, B Shares	6,666	43,017

See notes to financial statements.

Schedule of Investments — IQ Candriam International Equity ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Indutrade AB	4,460	$78,700
Investment AB Latour, B Shares	2,341	40,387
Kinnevik AB, B Shares*	4,129	35,101
Nibe Industrier AB, B Shares	24,628	141,473
Securitas AB, B Shares	8,384	66,981
Skandinaviska Enskilda Banken AB, A Shares	26,479	294,589
SKF AB, B Shares	6,226	100,361
SSAB AB, B Shares	10,591	61,351
SSAB AB, A Shares	3,823	22,871
Svenska Cellulosa AB SCA, B Shares	9,976	136,568
Svenska Handelsbanken AB, A Shares	24,454	207,930
Svenska Handelsbanken AB, B Shares(a)	611	6,289
Sweco AB, B Shares	3,144	28,844
Swedbank AB, A Shares	16,639	272,163
Swedish Orphan Biovitrum AB*	3,897	80,014
Tele2 AB, B Shares	9,229	65,372
Telia Co. AB(a)	37,642	79,545
Thule Group AB	1,813	41,103
Trelleborg AB, B Shares	3,442	86,754
Vitrolife AB	1,295	16,818
Volvo Car AB, B Shares*	8,258	28,316
Wallenstam AB, B Shares	6,058	20,409
Total Sweden		3,984,451
Switzerland — 5.2%
ABB Ltd.	26,355	881,541
Alcon, Inc.	8,268	588,904
DSM-Firmenich AG	4,388	396,978
Geberit AG	551	255,384
Givaudan SA	154	511,049
Kuehne + Nagel International AG	855	229,710
Lonza Group AG	1,247	434,097
Novartis AG	33,120	3,076,715
Partners Group Holding AG	360	378,493
Sandoz Group AG*	6,624	172,142
SGS SA	2,477	201,361
Sika AG	2,450	583,929
Swisscom AG	424	253,454
Zurich Insurance Group AG	2,494	1,180,063
Total Switzerland		9,143,820
United Kingdom — 10.4%
3i Group PLC	15,749	369,693
abrdn PLC	32,663	62,088
Admiral Group PLC	3,188	94,507
Ashtead Group PLC	7,307	417,087
Associated British Foods PLC	5,776	141,999
AstraZeneca PLC	25,231	3,138,184
Auto Trader Group PLC	15,218	114,712
Aviva PLC	45,689	220,434
Barratt Developments PLC	16,245	81,590
Berkeley Group Holdings PLC	1,746	85,510
BP PLC	262,908	1,603,417
British Land Co. PLC (The)	14,994	54,128
BT Group PLC	105,248	143,996
Bunzl PLC	5,610	199,594
Burberry Group PLC	6,319	129,738
CK Hutchison Holdings Ltd.	44,673	225,803

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Coca-Cola Europacific Partners PLC	3,388	$198,232
Compass Group PLC	29,146	733,159
ConvaTec Group PLC	27,549	68,262
Croda International PLC	2,327	123,621
DCC PLC	1,649	91,344
DS Smith PLC	22,279	77,102
Halma PLC	6,300	141,045
Hargreaves Lansdown PLC	5,901	50,596
Informa PLC	23,378	201,866
InterContinental Hotels Group PLC	2,716	191,481
Intermediate Capital Group PLC	4,829	76,440
Intertek Group PLC	2,687	124,650
J Sainsbury PLC	29,331	91,577
JD Sports Fashion PLC	41,703	64,520
Johnson Matthey PLC	3,044	55,184
Kingfisher PLC	32,002	81,471
Land Securities Group PLC	11,237	77,586
Legal & General Group PLC	99,139	254,314
Lloyds Banking Group PLC	1,081,378	524,090
London Stock Exchange Group PLC	6,051	607,964
M&G PLC	37,226	89,530
Melrose Industries PLC	22,339	126,590
National Grid PLC	61,908	735,143
NatWest Group PLC	75,132	162,462
Next PLC	1,999	166,984
Pearson PLC	11,944	137,919
Phoenix Group Holdings PLC	12,491	68,783
Reckitt Benckiser Group PLC	12,028	803,034
RELX PLC	31,797	1,106,587
Rentokil Initial PLC	41,857	211,698
Rightmove PLC	13,584	77,967
Sage Group PLC (The)	17,035	200,633
Schroders PLC	14,695	65,852
Segro PLC	20,423	176,647
Severn Trent PLC	4,206	135,556
Smith & Nephew PLC	14,584	162,953
Spirax-Sarco Engineering PLC	1,227	121,970
St James’s Place PLC	9,139	70,930
Taylor Wimpey PLC	58,934	79,237
Unilever PLC	41,979	1,981,026
United Utilities Group PLC	11,388	146,893
Vodafone Group PLC	406,826	373,701
Whitbread PLC	3,310	133,669
Wise PLC, Class A*	9,787	79,047
WPP PLC	17,922	153,667
Total United Kingdom		18,485,462
United States — 9.0%
CSL Ltd.	8,080	1,188,672
CyberArk Software Ltd.*	673	110,130
Experian PLC	15,347	463,892
GSK PLC	68,934	1,219,080
Haleon PLC	84,900	339,456
James Hardie Industries PLC*	7,350	181,912
Nestle SA	44,904	4,838,510
Roche Holding AG, Bearer	479	130,112
Roche Holding AG	11,830	3,039,883
Sanofi SA	18,621	1,686,788
Schneider Electric SE	9,067	1,389,468

See notes to financial statements.

Schedule of Investments — IQ Candriam International Equity ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Stellantis NV	36,729	$683,280
Swiss Re AG	4,822	525,198
Tenaris SA	7,782	122,932
Total United States		15,919,313
Total Common Stocks (Cost $183,448,292)		175,643,365
Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG, 10.62%	971	82,262
Sartorius AG, 0.61%	411	102,612
Volkswagen AG, 27.97%	3,057	322,577
Total Preferred Stocks (Cost $779,073)		507,451
Short-Term Investments — 0.3%
Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(c)(d)	443,654	443,654
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(c)	116,477	116,477

	Shares	Value
Total Short-Term Investments (Cost $560,131)		$560,131
Total Investments — 99.7% (Cost $184,787,496)		176,710,947
Other Assets and Liabilities, Net — 0.3%		509,982
Net Assets — 100%		$177,220,929

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $867,845; total market value of collateral held by the Fund was $922,513. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $478,859.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at October 31, 2023.

(d)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$175,643,365	$—	$—	$175,643,365
Preferred Stocks	507,451	—	—	507,451
Short-Term Investment:
Money Market Funds	560,131	—	—	560,131
Total Investments in Securities	$176,710,947	$—	$—	$176,710,947

(e)For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2023, Shimao Group Holding LTD. transferred out of Level 3 and was within the fair value hierarchy. The security is no longer held in the Fund. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ Candriam U.S. Mid Cap Equity ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 3.3%
AMC Entertainment Holdings, Inc., Class A*	6,225	$66,483
Interpublic Group of Cos., Inc. (The)	41,113	1,167,609
New York Times Co. (The), Class A	17,130	690,510
News Corp., Class B	11,176	239,613
News Corp., Class A	40,504	837,623
Nexstar Media Group, Inc.	3,647	510,872
Paramount Global, Class B	52,104	566,892
Roku, Inc.*	13,171	784,597
ZoomInfo Technologies, Inc.*	30,365	393,530
Total Communication Services		5,257,729
Consumer Discretionary — 14.9%
Aramark	27,733	746,850
Autoliv, Inc.	8,171	748,872
Bath & Body Works, Inc.	24,347	721,888
Burlington Stores, Inc.*	6,932	838,980
CarMax, Inc.*	16,886	1,031,566
Crocs, Inc.*	6,499	580,491
Deckers Outdoor Corp.*	2,770	1,653,856
Domino’s Pizza, Inc.	3,762	1,275,280
Etsy, Inc.*	13,030	811,769
Gentex Corp.	24,937	715,193
H&R Block, Inc.	16,185	664,394
Harley-Davidson, Inc.	15,200	408,120
Hasbro, Inc.	13,698	618,465
Hyatt Hotels Corp., Class A	4,886	500,522
Lear Corp.	6,305	818,137
Levi Strauss & Co., Class A	9,934	135,798
Lithia Motors, Inc.	2,876	696,596
LKQ Corp.	27,129	1,191,506
Mohawk Industries, Inc.*	5,620	451,736
Norwegian Cruise Line Holdings Ltd.*	44,886	610,450
Planet Fitness, Inc., Class A*	8,831	488,089
Polaris, Inc.	5,728	495,014
PVH Corp.	6,687	497,178
Ralph Lauren Corp.	4,224	475,327
RH*	1,630	355,275
Tapestry, Inc.	24,707	680,925
Toll Brothers, Inc.	11,575	818,468
TopBuild Corp.*	3,378	772,751
Vail Resorts, Inc.	4,082	866,404
Valvoline, Inc.	17,685	524,714
VF Corp.	39,335	579,404
Williams-Sonoma, Inc.	6,754	1,014,721
Wyndham Hotels & Resorts, Inc.	8,993	651,093
Total Consumer Discretionary		23,439,832
Consumer Staples — 4.9%
BJ’s Wholesale Club Holdings, Inc.*	14,247	970,506
Bunge Ltd.	15,977	1,693,243
Coty, Inc., Class A*	38,335	359,199
Darling Ingredients, Inc.*	16,846	746,109
Flowers Foods, Inc.	20,842	457,065
Ingredion, Inc.	7,049	659,645
Lamb Weston Holdings, Inc.	15,247	1,369,181
Post Holdings, Inc.*	5,659	454,305
US Foods Holding Corp.*	24,809	966,062
Total Consumer Staples		7,675,315

	Shares	Value
Common Stocks (continued)
Energy — 1.6%
ChampionX Corp.	20,990	$646,492
HF Sinclair Corp.	15,462	856,286
New Fortress Energy, Inc.	7,911	239,703
NOV, Inc.	41,811	834,547
Total Energy		2,577,028
Financials — 14.3%
Affiliated Managers Group, Inc.	3,810	467,716
AGNC Investment Corp.	63,249	466,778
Ally Financial, Inc.	28,908	699,284
Annaly Capital Management, Inc.	52,463	818,947
Assurant, Inc.	5,661	842,923
Axis Capital Holdings Ltd.	6,880	392,848
Axis Capital Holdings Ltd.	1,311	74,858
Carlyle Group, Inc. (The)	21,509	592,358
Cboe Global Markets, Inc.	11,245	1,842,943
CNA Financial Corp.	2,695	108,878
Comerica, Inc.	14,018	552,309
East West Bancorp, Inc.	14,867	797,168
Equitable Holdings, Inc.	37,949	1,008,305
First American Financial Corp.	10,554	542,898
Globe Life, Inc.	10,018	1,165,694
Jack Henry & Associates, Inc.	7,749	1,092,531
Jefferies Financial Group, Inc.	19,727	634,815
KeyCorp	99,780	1,019,752
MarketAxess Holdings, Inc.	3,934	840,892
Popular, Inc.	7,514	488,711
Primerica, Inc.	3,854	736,731
Reinsurance Group of America, Inc.	7,086	1,059,144
RenaissanceRe Holdings Ltd.	5,281	1,159,655
RLI Corp.	4,299	572,799
SEI Investments Co.	11,710	628,359
Selective Insurance Group, Inc.	6,296	655,477
Unum Group	20,928	1,023,379
Voya Financial, Inc.	10,426	696,144
Webster Financial Corp.	18,235	692,383
WEX, Inc.*	4,555	758,316
Total Financials		22,432,995
Health Care — 10.9%
Acadia Healthcare Co., Inc.*	9,577	704,005
Bio-Techne Corp.	16,548	904,017
Catalent, Inc.*	19,230	661,320
Charles River Laboratories International, Inc.*	5,379	905,609
DaVita, Inc.*	5,768	445,463
DENTSPLY SIRONA, Inc.	22,522	684,894
Encompass Health Corp.	10,524	658,381
Exact Sciences Corp.*	19,120	1,177,601
Exelixis, Inc.*	33,846	696,889
Henry Schein, Inc.*	13,904	903,482
Jazz Pharmaceuticals PLC*	6,699	850,907
Karuna Therapeutics, Inc.*	3,798	632,785
Medpace Holdings, Inc.*	2,483	602,550
Neurocrine Biosciences, Inc.*	10,261	1,138,355
Option Care Health, Inc.*	19,140	530,752
Organon & Co.	27,298	403,737
Penumbra, Inc.*	3,916	748,543
QIAGEN NV*	24,274	908,576
QuidelOrtho Corp.*	5,134	313,585

See notes to financial statements.

Schedule of Investments — IQ Candriam U.S. Mid Cap Equity ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Repligen Corp.*	5,543	$745,866
Sarepta Therapeutics, Inc.*	9,363	630,224
Shockwave Medical, Inc.*	3,862	796,576
United Therapeutics Corp.*	4,933	1,099,368
Total Health Care		17,143,485
Industrials — 19.6%
A O Smith Corp.	13,110	914,554
Acuity Brands, Inc.	3,332	539,684
Advanced Drainage Systems, Inc.	7,334	783,491
AECOM	14,816	1,134,165
AGCO Corp.	6,659	763,521
Alaska Air Group, Inc.*	13,647	431,655
API Group Corp.*	22,534	582,954
Atkore, Inc.*	3,996	496,623
Avis Budget Group, Inc.*	2,169	353,113
Ceridian HCM Holding, Inc.*	15,927	1,019,487
CH Robinson Worldwide, Inc.	12,336	1,009,455
Chart Industries, Inc.*	4,468	519,316
Clarivate PLC*	43,394	276,854
Donaldson Co., Inc.	12,894	743,468
EMCOR Group, Inc.	5,026	1,038,623
Fortune Brands Innovations, Inc.	13,458	750,956
FTI Consulting, Inc.*	3,555	754,584
Graco, Inc.	17,848	1,326,999
GXO Logistics, Inc.*	12,481	630,415
Hertz Global Holdings, Inc.*	14,479	122,058
ITT, Inc.	8,768	818,493
Knight-Swift Transportation Holdings, Inc.	16,076	785,956
Landstar System, Inc.	3,810	627,812
Lincoln Electric Holdings, Inc.	6,023	1,052,820
Masco Corp.	24,034	1,251,931
MasTec, Inc.*	6,697	398,070
MSA Safety, Inc.	3,940	622,047
Owens Corning	9,565	1,084,384
Paylocity Holding Corp.*	4,506	808,376
Pentair PLC	17,580	1,021,750
Plug Power, Inc.*	56,858	334,894
Regal Rexnord Corp.	7,022	831,475
Robert Half, Inc.	11,209	838,097
Saia, Inc.*	2,822	1,011,659
Tetra Tech, Inc.	5,645	851,887
Timken Co. (The)	6,869	474,785
Toro Co. (The)	11,072	895,060
Trex Co., Inc.*	11,579	650,855
Vestis Corp.*	13,777	210,650
Watts Water Technologies, Inc., Class A	2,892	500,345
WESCO International, Inc.	4,783	613,181
XPO, Inc.*	12,131	919,651
Total Industrials		30,796,153
Information Technology — 13.8%
Altair Engineering, Inc., Class A*	5,584	346,878
Arrow Electronics, Inc.*	6,027	683,522
BILL Holdings, Inc.*	10,785	984,563
Ciena Corp.*	15,774	665,663
DocuSign, Inc.*	21,462	834,442
Dolby Laboratories, Inc., Class A	6,324	511,864

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Dynatrace, Inc.*	24,978	$1,116,766
Elastic NV*	8,316	624,033
Entegris, Inc.	15,921	1,401,685
F5, Inc.*	6,438	975,936
Flex Ltd.*	46,715	1,201,510
Gen Digital, Inc.	66,304	1,104,625
Globant SA*	4,421	752,852
GoDaddy, Inc., Class A*	16,420	1,202,437
Guidewire Software, Inc.*	8,606	775,659
Juniper Networks, Inc.	33,967	914,392
Lattice Semiconductor Corp.*	14,553	809,292
Littelfuse, Inc.	2,613	566,159
Manhattan Associates, Inc.*	6,552	1,277,509
MKS Instruments, Inc.	6,407	420,684
Nutanix, Inc., Class A*	25,082	907,718
PTC, Inc.*	11,870	1,666,785
Twilio, Inc., Class A*	18,531	949,899
Universal Display Corp.	4,666	649,414
Wolfspeed, Inc.*	13,134	444,454
Total Information Technology		21,788,741
Materials — 5.8%
Alcoa Corp.	18,914	484,955
Axalta Coating Systems Ltd.*	23,627	619,736
Commercial Metals Co.	12,368	523,043
Crown Holdings, Inc.	12,744	1,027,166
Graphic Packaging Holding Co.	32,504	699,161
Huntsman Corp.	18,399	429,249
Packaging Corp. of America	9,500	1,453,975
Reliance Steel & Aluminum Co.	6,234	1,585,805
Sonoco Products Co.	10,404	539,031
United States Steel Corp.	23,919	810,615
Westrock Co.	27,294	980,674
Total Materials		9,153,410
Real Estate — 9.6%
American Homes 4 Rent, Class A	35,626	1,166,395
Boston Properties, Inc.	16,756	897,619
Brixmor Property Group, Inc.	31,973	664,719
Equity LifeStyle Properties, Inc.	18,924	1,245,199
Federal Realty Investment Trust	8,634	787,334
First Industrial Realty Trust, Inc.	14,036	593,723
Healthcare Realty Trust, Inc.	40,350	579,022
Host Hotels & Resorts, Inc.	75,248	1,164,839
Iron Mountain, Inc.	30,953	1,828,394
Jones Lang LaSalle, Inc.*	5,065	647,915
Kimco Realty Corp.	64,885	1,164,037
NNN REIT, Inc.	19,305	701,351
Omega Healthcare Investors, Inc.	25,017	828,063
Regency Centers Corp.	18,143	1,093,297
Rexford Industrial Realty, Inc.	22,904	990,369
Zillow Group, Inc., Class A*	5,940	211,048
Zillow Group, Inc., Class C*	16,709	605,701
Total Real Estate		15,169,025
Utilities — 1.2%
Brookfield Renewable Corp., Class A	19,173	436,377
Clearway Energy, Inc., Class C	8,704	188,964
Clearway Energy, Inc., Class A	3,469	70,664
Essential Utilities, Inc.	28,237	944,810

See notes to financial statements.

Schedule of Investments — IQ Candriam U.S. Mid Cap Equity ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
NextEra Energy Partners LP	9,306	$251,913
Total Utilities		1,892,728
Total Common Stocks (Cost $176,925,107)		157,326,441
Short-Term Investment — 0.1%
Money Market Funds — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(a) (Cost $191,673)	191,673	191,673

	Shares	Value
Total Investments — 100.0% (Cost $177,116,780)		$157,518,114
Other Assets and Liabilities, Net — 0.0%		(28,588)
Net Assets — 100%		$157,489,526

*Non-income producing securities.

(a)Reflects the 1-day yield at October 31, 2023.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$157,326,441	$—	$—	$157,326,441
Short-Term Investment:
Money Market Funds	191,673	—	—	191,673
Total Investments in Securities	$157,518,114	$—	$—	$157,518,114

(b) For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

See notes to financial statements.

Schedule of Investments — IQ Candriam U.S. Large Cap Equity ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Communication Services — 7.4%
Alphabet, Inc., Class A*	72,306	$8,971,729
Alphabet, Inc., Class C*	62,159	7,788,523
Charter Communications, Inc., Class A*	1,219	491,013
Comcast Corp., Class A	50,149	2,070,652
Electronic Arts, Inc.	3,281	406,155
Omnicom Group, Inc.	2,424	181,582
Paramount Global, Class B(a)	5,859	63,746
Pinterest, Inc., Class A*	7,058	210,893
ROBLOX Corp., Class A*	4,320	137,419
Snap, Inc., Class A*	11,920	119,319
Take-Two Interactive Software, Inc.*	2,026	270,978
Walt Disney Co. (The)*	22,204	1,811,624
Warner Bros Discovery, Inc.*	26,984	268,221
Warner Music Group Corp., Class A	1,517	47,482
Total Communication Services		22,839,336
Consumer Discretionary — 12.9%
Amazon.com, Inc.*	109,526	14,576,815
Aptiv PLC*	3,409	297,265
AutoZone, Inc.*	220	544,969
Best Buy Co., Inc.	2,332	155,824
Burlington Stores, Inc.*	802	97,066
CarMax, Inc.*	1,903	116,254
Chipotle Mexican Grill, Inc.*	333	646,753
Coupang, Inc.*	13,194	224,298
Domino’s Pizza, Inc.	442	149,834
eBay, Inc.	6,445	252,837
Etsy, Inc.*	1,506	93,824
Hasbro, Inc.	1,543	69,666
Hilton Worldwide Holdings, Inc.	3,166	479,744
Home Depot, Inc. (The)	12,216	3,477,773
LKQ Corp.	3,042	133,605
Lowe’s Cos., Inc.	7,116	1,356,096
Lucid Group, Inc.*(a)	9,027	37,191
Lululemon Athletica, Inc.*	1,350	531,198
Marriott International, Inc., Class A	3,239	610,746
McDonald’s Corp.	8,872	2,325,972
MercadoLibre, Inc.*	542	672,481
NIKE, Inc., Class B	14,814	1,522,435
NVR, Inc.*	38	205,680
Rivian Automotive, Inc., Class A*	7,994	129,663
Ross Stores, Inc.	4,059	470,722
Royal Caribbean Cruises Ltd.*	2,664	225,721
Starbucks Corp.	13,660	1,259,998
Tesla, Inc.*	33,374	6,702,834
TJX Cos., Inc. (The)	13,955	1,229,017
Tractor Supply Co.(a)	1,331	256,297
Ulta Beauty, Inc.*	589	224,592
Vail Resorts, Inc.	502	106,550
Yum China Holdings, Inc.	4,881	256,545
Yum! Brands, Inc.	3,383	408,869
Total Consumer Discretionary		39,849,134
Consumer Staples — 5.8%
Archer-Daniels-Midland Co.	6,550	468,784
Campbell Soup Co.	2,291	92,579
Church & Dwight Co., Inc.	2,945	267,818
Clorox Co. (The)	1,505	177,139
Colgate-Palmolive Co.	10,075	756,834

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Conagra Brands, Inc.	5,695	$155,815
Costco Wholesale Corp.	5,382	2,973,232
Dollar Tree, Inc.*	2,513	279,169
Estee Lauder Cos., Inc. (The), Class A	2,583	332,871
General Mills, Inc.	7,098	463,074
Hershey Co. (The)	1,777	332,921
Hormel Foods Corp.	3,492	113,665
J M Smucker Co. (The)	1,194	135,925
Kellanova	3,075	155,195
Keurig Dr Pepper, Inc.	10,902	330,658
Kimberly-Clark Corp.	4,094	489,806
Kraft Heinz Co. (The)	9,523	299,594
Kroger Co. (The)	8,615	390,863
McCormick & Co., Inc.	3,007	192,147
Mondelez International, Inc., Class A	16,502	1,092,597
PepsiCo, Inc.	16,752	2,735,267
Procter & Gamble Co. (The)	28,658	4,299,560
Sysco Corp.	6,150	408,913
Target Corp.	5,599	620,313
Walgreens Boots Alliance, Inc.	8,565	180,550
WK Kellogg Co.*	771	7,725
Total Consumer Staples		17,753,014
Energy — 3.2%
Baker Hughes Co.	12,224	420,750
Cheniere Energy, Inc.	2,924	486,612
Exxon Mobil Corp.	49,195	5,207,291
Halliburton Co.	10,925	429,789
Marathon Petroleum Corp.	5,151	779,089
ONEOK, Inc.	5,392	351,558
Schlumberger NV	17,288	962,250
Valero Energy Corp.	4,453	565,531
Williams Cos., Inc. (The)	14,779	508,398
Total Energy		9,711,268
Financials — 11.4%
Aflac, Inc.	6,642	518,807
Allstate Corp. (The)	3,164	405,403
Ally Financial, Inc.	3,214	77,747
American Express Co.	7,182	1,048,787
American International Group, Inc.	8,920	546,885
Ameriprise Financial, Inc.	1,264	397,616
Apollo Global Management, Inc.	4,884	378,217
Arch Capital Group Ltd.*	4,309	373,504
Arthur J Gallagher & Co.	2,574	606,151
Bank of America Corp.	84,313	2,220,804
Bank of New York Mellon Corp. (The)	9,334	396,695
Blackstone, Inc.	8,531	787,838
Capital One Financial Corp.	4,582	464,111
Cboe Global Markets, Inc.	1,267	207,649
Charles Schwab Corp. (The)	16,768	872,607
Cincinnati Financial Corp.	1,863	185,685
Citigroup, Inc.	22,977	907,362
Citizens Financial Group, Inc.	5,811	136,152
CME Group, Inc.	4,357	930,045
Discover Financial Services	3,158	259,209
Everest Re Group Ltd.	514	203,349
Fidelity National Information Services, Inc.	7,144	350,842
Fifth Third Bancorp	8,128	192,715

See notes to financial statements.

Schedule of Investments — IQ Candriam U.S. Large Cap Equity ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Fiserv, Inc.*	7,475	$850,281
FleetCor Technologies, Inc.*	862	194,096
Franklin Resources, Inc.	3,418	77,896
Global Payments, Inc.	3,164	336,080
Globe Life, Inc.	1,163	135,327
Hartford Financial Services Group, Inc. (The)	3,753	275,658
Huntington Bancshares, Inc.	17,221	166,183
Intercontinental Exchange, Inc.	6,727	722,749
KeyCorp	11,160	114,055
KKR & Co., Inc.	7,856	435,222
Loews Corp.	2,293	146,775
M&T Bank Corp.	2,004	225,951
Markel Group Inc.*	164	241,165
Marsh & McLennan Cos., Inc.	5,999	1,137,710
Mastercard, Inc., Class A	10,202	3,839,523
Moody’s Corp.	1,926	593,208
Morgan Stanley	15,690	1,111,166
MSCI, Inc.	944	445,143
Nasdaq, Inc.	4,108	203,757
Northern Trust Corp.	2,521	166,159
PayPal Holdings, Inc.*	13,589	703,910
PNC Financial Services Group, Inc. (The)	4,836	553,577
Principal Financial Group, Inc.	2,926	198,032
Progressive Corp. (The)	7,093	1,121,332
Prudential Financial, Inc.	4,431	405,171
Raymond James Financial, Inc.	2,338	223,139
Regions Financial Corp.	11,219	163,012
S&P Global, Inc.	3,894	1,360,213
Synchrony Financial	5,220	146,421
Travelers Cos., Inc. (The)	2,794	467,827
Truist Financial Corp.	16,169	458,553
US Bancorp	17,998	573,776
Visa, Inc., A Shares(a)	19,687	4,628,414
Willis Towers Watson PLC	1,276	300,996
Total Financials		35,190,657
Health Care — 11.8%
Abbott Laboratories	21,027	1,988,103
Alnylam Pharmaceuticals, Inc.*	1,515	229,977
Avantor, Inc.*	7,829	136,459
Biogen, Inc.*	1,748	415,220
Bristol-Myers Squibb Co.	25,512	1,314,633
Cardinal Health, Inc.	3,104	282,464
Catalent, Inc.*	2,185	75,142
Cigna Group (The)	3,573	1,104,772
Cooper Cos., Inc. (The)	593	184,868
CVS Health Corp.	15,560	1,073,796
Danaher Corp.	8,171	1,568,995
Dexcom, Inc.*	4,663	414,214
Edwards Lifesciences Corp.*	7,318	466,303
Elevance Health, Inc.	2,876	1,294,459
Eli Lilly & Co.	10,289	5,699,386
Gilead Sciences, Inc.	15,137	1,188,860
Henry Schein, Inc.*	1,535	99,744
Hologic, Inc.*	2,975	196,856
Humana, Inc.	1,522	797,056
IDEXX Laboratories, Inc.*	993	396,674

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Incyte Corp.*	2,249	$121,288
Intuitive Surgical, Inc.*	4,232	1,109,715
IQVIA Holdings, Inc.*	2,198	397,464
Laboratory Corp. of America Holdings	1,071	213,911
Merck & Co., Inc.	30,866	3,169,938
Mettler-Toledo International, Inc.*	264	260,093
Quest Diagnostics, Inc.	1,346	175,115
ResMed, Inc.	1,754	247,700
Seagen, Inc.*	1,668	354,967
Teleflex, Inc.	564	104,199
Thermo Fisher Scientific, Inc.	4,681	2,081,968
UnitedHealth Group, Inc.	11,287	6,044,866
Veeva Systems, Inc., Class A*	1,760	339,170
Vertex Pharmaceuticals, Inc.*	3,126	1,131,956
Waters Corp.*	711	169,595
West Pharmaceutical Services, Inc.	889	282,960
Zimmer Biomet Holdings, Inc.	2,535	264,679
Zoetis, Inc.	5,613	881,241
Total Health Care		36,278,806
Industrials — 4.7%
3M Co.	6,693	608,728
A O Smith Corp.	1,523	106,245
Automatic Data Processing, Inc.	5,020	1,095,464
Broadridge Financial Solutions, Inc.	1,414	241,285
Carrier Global Corp.	10,151	483,797
CH Robinson Worldwide, Inc.	1,380	112,925
Cintas Corp.	1,052	533,490
Dover Corp.	1,695	220,265
Emerson Electric Co.	6,933	616,829
Equifax, Inc.	1,494	253,338
Expeditors International of Washington, Inc.	1,858	202,987
FedEx Corp.	2,803	673,000
Fortive Corp.	4,263	278,289
Illinois Tool Works, Inc.	3,683	825,434
Ingersoll Rand, Inc.	4,877	295,936
JB Hunt Transport Services, Inc.	981	168,604
Johnson Controls International PLC	8,292	406,474
Masco Corp.	2,698	140,539
Old Dominion Freight Line, Inc.	1,171	441,069
Otis Worldwide Corp.	5,020	387,594
Parker-Hannifin Corp.	1,551	572,179
Paychex, Inc.	3,910	434,206
Paycom Software, Inc.	617	151,147
Quanta Services, Inc.	1,735	289,953
Rockwell Automation, Inc.	1,387	364,518
Stanley Black & Decker, Inc.	1,848	157,172
Trane Technologies PLC	2,756	524,494
TransUnion	2,301	100,968
United Parcel Service, Inc., Class B	8,821	1,245,966
United Rentals, Inc.	851	345,736
Veralto Corp.*	2,708	186,852
Verisk Analytics, Inc.	1,740	395,606
Waste Management, Inc.	4,935	810,969
Westinghouse Air Brake Technologies Corp.	2,169	229,957
WW Grainger, Inc.	493	359,806
Xylem, Inc.	2,883	269,676
Total Industrials		14,531,497

See notes to financial statements.

Schedule of Investments — IQ Candriam U.S. Large Cap Equity ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology — 36.2%
Accenture PLC, Class A	8,080	$2,400,487
Adobe, Inc.*	5,535	2,944,952
Advanced Micro Devices, Inc.*	19,429	1,913,757
Akamai Technologies, Inc.*	1,858	191,987
Analog Devices, Inc.	6,126	963,804
ANSYS, Inc.*	1,048	291,617
Apple, Inc.	176,566	30,152,176
Applied Materials, Inc.	10,180	1,347,323
Autodesk, Inc.*	2,595	512,850
Cadence Design Systems, Inc.*	3,281	786,948
CDW Corp.	1,623	325,249
Cisco Systems, Inc.	49,595	2,585,387
Cognizant Technology Solutions Corp., Class A	6,120	394,556
Crowdstrike Holdings, Inc., Class A*	2,651	468,617
Dell Technologies, Inc., Class C	2,995	200,395
DocuSign, Inc.*	2,399	93,273
Enphase Energy, Inc.*	1,599	127,248
EPAM Systems, Inc.*	670	145,772
Fair Isaac Corp.*	294	248,686
Fortinet, Inc.*	8,174	467,308
Gartner, Inc.*	922	306,141
Gen Digital, Inc.	7,420	123,617
Hewlett Packard Enterprise Co.	15,503	238,436
HP, Inc.	11,965	315,038
HubSpot, Inc.*	568	240,701
Intel Corp.	50,670	1,849,455
International Business Machines Corp.	11,029	1,595,235
Intuit, Inc.	3,309	1,637,790
Keysight Technologies, Inc.*	2,156	263,140
KLA Corp.	1,665	782,051
Lam Research Corp.	1,627	957,034
Marvell Technology, Inc.	10,424	492,221
Micron Technology, Inc.	13,255	886,362
Microsoft Corp.	89,225	30,167,865
MongoDB, Inc.*	840	289,456
Motorola Solutions, Inc.	2,034	566,388
NetApp, Inc.	2,580	187,772
NVIDIA Corp.	28,866	11,771,555
Okta, Inc.*	1,820	122,686
ON Semiconductor Corp.*	5,237	328,046
Palo Alto Networks, Inc.*	3,657	888,724
QUALCOMM, Inc.	13,521	1,473,654
Roper Technologies, Inc.	1,291	630,744
Salesforce, Inc.*	11,445	2,298,499
Seagate Technology Holdings PLC	2,297	156,770
ServiceNow, Inc.*	2,474	1,439,497
Skyworks Solutions, Inc.	1,915	166,107
Splunk, Inc.*	1,852	272,540
Synopsys, Inc.*	1,848	867,525
TE Connectivity Ltd.	3,813	449,362
Teradyne, Inc.	1,863	155,132
Texas Instruments, Inc.	10,981	1,559,412
Trimble, Inc.*	2,937	138,421
Twilio, Inc., Class A*	2,140	109,696
VeriSign, Inc.*	1,111	221,822
Western Digital Corp.*	3,856	154,818
Workday, Inc., Class A*	2,472	523,347
Zebra Technologies Corp., Class A*	616	129,009

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Zoom Video Communications, Inc., Class A*	3,027	$181,559
Zscaler, Inc.*	1,049	166,466
Total Information Technology		111,666,485
Materials — 2.6%
Air Products and Chemicals, Inc.	2,660	751,290
Albemarle Corp.	1,418	179,774
Ball Corp.	3,724	179,311
DuPont de Nemours, Inc.	5,071	369,574
Ecolab, Inc.	3,070	514,962
Freeport-McMoRan, Inc.	17,376	586,961
International Flavors & Fragrances, Inc.	3,064	209,424
Linde PLC	5,950	2,273,852
LyondellBasell Industries NV, Class A	3,073	277,308
Martin Marietta Materials, Inc.	758	309,977
Mosaic Co. (The)	4,019	130,537
Newmont Corp.	9,648	361,511
Nucor Corp.	3,046	450,168
Packaging Corp. of America	1,075	164,529
PPG Industries, Inc.	2,847	349,526
Sherwin-Williams Co. (The)	2,877	685,330
Vulcan Materials Co.	1,600	314,384
Total Materials		8,108,418
Real Estate — 2.7%
Alexandria Real Estate Equities, Inc.	2,062	192,034
American Tower Corp.	5,657	1,008,021
AvalonBay Communities, Inc.	1,710	283,415
CBRE Group, Inc., Class A*	3,740	259,332
Crown Castle, Inc.	5,254	488,517
Digital Realty Trust, Inc.	3,519	437,623
Equinix, Inc.	1,133	826,682
Equity Residential	4,489	248,376
Essex Property Trust, Inc.	791	169,211
Extra Space Storage, Inc.	1,606	166,366
Healthpeak Properties, Inc.	6,570	102,163
Host Hotels & Resorts, Inc.	8,477	131,224
Invitation Homes, Inc.	6,882	204,327
Iron Mountain, Inc.	3,485	205,859
Mid-America Apartment Communities, Inc.	1,401	165,528
Prologis, Inc.	11,183	1,126,687
Public Storage	1,917	457,607
SBA Communications Corp.	1,291	269,341
Simon Property Group, Inc.	3,922	430,989
UDR, Inc.	3,905	124,218
Ventas, Inc.	4,805	204,020
Welltower, Inc.	6,046	505,506
Weyerhaeuser Co.	8,896	255,226
WP Carey, Inc.	2,528	135,627
Total Real Estate		8,397,899
Utilities — 1.3%
American Water Works Co., Inc.	2,349	276,360
Avangrid, Inc.	851	25,419
Consolidated Edison, Inc.	4,233	371,615
Edison International	4,623	291,526
Eversource Energy	4,197	225,757
Exelon Corp.	12,083	470,512

See notes to financial statements.

Schedule of Investments — IQ Candriam U.S. Large Cap Equity ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
NextEra Energy, Inc.	24,572	$1,432,548
Public Service Enterprise Group, Inc.	6,024	371,380
Sempra	7,645	535,379
Total Utilities		4,000,496
Total Common Stocks (Cost $294,118,693)		308,327,010
Short-Term Investments — 0.0%(b)
Money Market Funds — 0.0%(b)
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(c)(d)	7,795	7,795
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(c)	141,386	141,386

	Shares	Value
Total Short-Term Investments (Cost $149,181)		$149,181
Total Investments — 100.0% (Cost $294,267,874)		308,476,191
Other Assets and Liabilities, Net — 0.0%		152,581
Net Assets — 100%		$308,628,772

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,885,790; total market value of collateral held by the Fund was $4,943,548. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $4,935,753.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at October 31, 2023.

(d)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$308,327,010	$—	$—	$308,327,010
Short-Term Investments:
Money Market Funds	149,181	—	—	149,181
Total Investments in Securities	$308,476,191	$—	$—	$308,476,191

(e)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

See notes to financial statements.

Schedule of Investments — IQ U.S. Large Cap ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 3.3%
Alphabet, Inc., Class A*	21,564	$2,675,661
Electronic Arts, Inc.	18,580	2,300,018
T-Mobile U.S., Inc.*	15,405	2,216,164
Total Communication Services		7,191,843
Consumer Discretionary — 9.3%
AutoZone, Inc.*	913	2,261,620
Home Depot, Inc. (The)	7,579	2,157,665
Lowe’s Cos., Inc.	11,186	2,131,716
McDonald’s Corp.	7,980	2,092,117
O’Reilly Automotive, Inc.*	2,630	2,447,057
Ross Stores, Inc.	21,077	2,444,300
Starbucks Corp.	21,475	1,980,854
TJX Cos., Inc. (The)	28,546	2,514,046
Yum! Brands, Inc.	16,883	2,040,479
Total Consumer Discretionary		20,069,854
Consumer Staples — 8.7%
Altria Group, Inc.	49,984	2,007,857
Archer-Daniels-Midland Co.	28,006	2,004,390
Costco Wholesale Corp.	4,496	2,483,770
Dollar General Corp.	10,615	1,263,610
Dollar Tree, Inc.*	15,593	1,732,226
Estee Lauder Cos., Inc. (The), Class A	9,084	1,170,655
Keurig Dr Pepper, Inc.	63,367	1,921,921
Kraft Heinz Co. (The)	57,847	1,819,867
PepsiCo, Inc.	12,231	1,997,078
Walmart, Inc.	15,132	2,472,720
Total Consumer Staples		18,874,094
Energy — 5.2%
Cheniere Energy, Inc.	14,193	2,361,999
Chevron Corp.	13,712	1,998,250
Exxon Mobil Corp.	20,346	2,153,624
Kinder Morgan, Inc.	127,704	2,068,805
Williams Cos., Inc. (The)	74,911	2,576,938
Total Energy		11,159,616
Financials — 16.6%
Aflac, Inc.	34,669	2,707,996
Allstate Corp. (The)	20,186	2,586,432
American International Group, Inc.	44,417	2,723,206
Aon PLC, Class A	7,095	2,195,193
Bank of New York Mellon Corp. (The)	49,207	2,091,298
Charles Schwab Corp. (The)	42,577	2,215,707
Chubb Ltd.	11,523	2,473,066
Fiserv, Inc.*	19,736	2,244,970
Global Payments, Inc.	21,202	2,252,076
Goldman Sachs Group, Inc. (The)	6,836	2,075,478
MetLife, Inc.	38,606	2,316,746
Morgan Stanley	25,477	1,804,281
Nasdaq, Inc.	40,906	2,028,938
PNC Financial Services Group, Inc. (The)	17,552	2,009,177
Travelers Cos., Inc. (The)	13,050	2,185,092
US Bancorp	62,017	1,977,102
Total Financials		35,886,758
Health Care — 16.9%
Abbott Laboratories	22,097	2,089,271
AbbVie, Inc.	14,051	1,983,720

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Biogen, Inc.*	8,028	$1,906,971
Centene Corp.*	35,388	2,441,064
Cigna Group (The)	8,754	2,706,737
CVS Health Corp.	30,094	2,076,787
Danaher Corp.	8,856	1,700,529
Elevance Health, Inc.	4,865	2,189,688
Gilead Sciences, Inc.	26,953	2,116,889
Humana, Inc.	4,605	2,411,593
McKesson Corp.	6,282	2,860,572
Pfizer, Inc.	54,825	1,675,452
Regeneron Pharmaceuticals, Inc.*	2,722	2,122,861
ResMed, Inc.	10,209	1,441,715
Thermo Fisher Scientific, Inc.	3,872	1,722,149
UnitedHealth Group, Inc.	4,724	2,529,985
Vertex Pharmaceuticals, Inc.*	7,100	2,570,981
Total Health Care		36,546,964
Industrials — 14.1%
AMETEK, Inc.	15,349	2,160,679
Copart, Inc.*	59,483	2,588,700
CSX Corp.	74,504	2,223,944
Deere & Co.	5,418	1,979,520
Eaton Corp. PLC	13,055	2,714,265
General Dynamics Corp.	9,802	2,365,321
L3Harris Technologies, Inc.	11,374	2,040,609
Lockheed Martin Corp.	4,723	2,147,265
Northrop Grumman Corp.	4,843	2,283,136
PACCAR, Inc.	30,558	2,521,952
Republic Services, Inc.	16,500	2,450,085
Trane Technologies PLC	12,129	2,308,270
Veralto Corp.*	2,946	203,274
WW Grainger, Inc.	3,245	2,368,298
Total Industrials		30,355,318
Information Technology — 19.6%
Accenture PLC, Class A	7,816	2,322,055
Amphenol Corp., Class A	27,290	2,198,209
Analog Devices, Inc.	11,315	1,780,189
Broadcom, Inc.	3,487	2,933,857
Cadence Design Systems, Inc.*	10,647	2,553,683
Cisco Systems, Inc.	42,668	2,224,283
Cognizant Technology Solutions Corp., Class A	36,712	2,366,823
Corning, Inc.	63,224	1,691,874
HP, Inc.	76,193	2,006,162
Intel Corp.	68,468	2,499,082
International Business Machines Corp.	17,018	2,461,484
Microsoft Corp.	7,741	2,617,310
Motorola Solutions, Inc.	7,804	2,173,102
Oracle Corp.	24,073	2,489,148
Roper Technologies, Inc.	5,069	2,476,561
Snowflake, Inc., Class A*	14,509	2,105,691
TE Connectivity Ltd.	17,010	2,004,628
Texas Instruments, Inc.	11,988	1,702,416
Zoom Video Communications, Inc., Class A*	30,267	1,815,415
Total Information Technology		42,421,972

See notes to financial statements.

Schedule of Investments — IQ U.S. Large Cap ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials — 1.8%
Corteva, Inc.	37,081	$1,785,080
Dow, Inc.	40,683	1,966,616
Total Materials		3,751,696
Real Estate — 2.6%
AvalonBay Communities, Inc.	13,306	2,205,336
Public Storage	7,382	1,762,157
Realty Income Corp.	35,323	1,673,604
Total Real Estate		5,641,097
Utilities — 1.8%
American Water Works Co., Inc.	15,253	1,794,515
Sempra Energy	29,598	2,072,748
Total Utilities		3,867,263
Total Common Stocks (Cost $216,540,425)		215,766,475

	Shares	Value
Short-Term Investment — 0.0%(a)
Money Market Funds — 0.0%(a)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, Institutional Shares, 5.32%(b) (Cost $87,275)	87,275	$87,275
Total Investments — 99.9% (Cost $216,627,700)		215,853,750
Other Assets and Liabilities, Net — 0.1%		187,180
Net Assets — 100%		$216,040,930

*Non-income producing securities.

(a)Less than 0.05%.

(b)Reflects the 1-day yield at October 31, 2023.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$215,766,475	$—	$—	$215,766,475
Short-Term Investment:
Money Market Funds	87,275	—	—	87,275
Total Investments in Securities	$215,853,750	$—	$—	$215,853,750

(c)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ U.S. Small Cap ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.2%
Communication Services — 2.1%
AMC Networks, Inc., Class A*	19,798	$233,616
EchoStar Corp., Class A*	19,032	263,783
IDT Corp., Class B*	10,213	286,475
Liberty Latin America Ltd., Class C*	42,140	288,659
Madison Square Garden Entertainment Corp.*	5,893	179,619
QuinStreet, Inc.*	21,935	248,085
Scholastic Corp.	10,158	374,830
Sinclair, Inc.(a)	20,284	220,487
Sphere Entertainment Co.*	5,893	193,938
Stagwell, Inc.*	46,915	193,290
Thryv Holdings, Inc.*	15,095	263,106
United States Cellular Corp.*	16,763	704,549
Total Communication Services		3,450,437
Consumer Discretionary — 9.2%
Academy Sports & Outdoors, Inc.	5,336	239,266
Accel Entertainment, Inc.*	38,151	375,787
Adtalem Global Education, Inc.*	9,000	466,200
Arko Corp.	41,002	309,565
Asbury Automotive Group, Inc.*	1,653	316,335
Bowlero Corp., Class A*(a)	20,536	207,208
Buckle, Inc. (The)	9,751	329,291
Carriage Services, Inc.	11,406	246,370
Cavco Industries, Inc.*	1,096	273,463
Cheesecake Factory, Inc. (The)(a)	9,933	308,618
Chegg, Inc.*	21,353	160,788
Clarus Corp.	36,836	213,280
Denny’s Corp.*	31,189	268,849
Dillard’s, Inc., Class A	1,130	350,809
Dorman Products, Inc.*	4,037	251,021
Duolingo, Inc.*	2,438	356,070
Ethan Allen Interiors, Inc.	12,846	337,336
GoPro, Inc., Class A*	69,204	173,702
Graham Holdings Co., Class B	583	337,394
Grand Canyon Education, Inc.*	3,056	361,616
Group 1 Automotive, Inc.	1,537	387,831
Hyatt Hotels Corp., Class A(a)	3,115	319,101
Johnson Outdoors, Inc., Class A	5,525	262,714
KB Home	8,647	382,197
Kontoor Brands, Inc.	7,193	334,115
La-Z-Boy, Inc.	11,949	349,389
LCI Industries(a)	3,170	343,913
Levi Strauss & Co., Class A(a)	19,095	261,029
Malibu Boats, Inc., Class A*	6,167	269,005
MarineMax, Inc.*	12,090	331,024
MDC Holdings, Inc.	8,940	339,273
Meritage Homes Corp.	2,975	339,210
Monarch Casino & Resort, Inc.	4,696	282,652
Movado Group, Inc.	12,541	349,392
OneSpaWorld Holdings Ltd.*	29,030	304,234
Papa John’s International, Inc.(a)	4,646	302,083
Perdoceo Education Corp.	25,879	468,151
Playa Hotels & Resorts NV*	36,258	262,145
Ralph Lauren Corp.	2,982	335,564
RCI Hospitality Holdings, Inc.	4,454	242,788
Standard Motor Products, Inc.	9,431	329,425
Steven Madden Ltd.	9,670	317,079
Strategic Education, Inc.	3,874	318,869

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Stride, Inc.*(a)	8,857	$486,958
Travel + Leisure Co.	8,878	302,118
Tri Pointe Homes, Inc.*	13,725	343,949
Vacasa, Inc., Class A*(a)	18,086	138,358
Vista Outdoor, Inc.*	12,544	315,105
Total Consumer Discretionary		14,900,639
Consumer Staples — 4.1%
Andersons, Inc. (The)	8,413	421,744
Calavo Growers, Inc.	12,100	306,614
Cal-Maine Foods, Inc.	5,717	259,037
Central Garden & Pet Co., Class A*	8,908	353,559
Coca-Cola Consolidated, Inc.	649	413,030
Duckhorn Portfolio, Inc. (The)*	21,893	228,344
Fresh Del Monte Produce, Inc.	11,560	289,000
Herbalife Ltd.*	21,620	308,085
Hostess Brands, Inc.*	13,968	466,531
Ingles Markets, Inc., Class A	3,924	314,783
Inter Parfums, Inc.	2,448	311,165
John B Sanfilippo & Son, Inc.	3,675	375,805
Medifast, Inc.	3,359	232,308
MGP Ingredients, Inc.	3,595	340,303
PriceSmart, Inc.	4,863	303,889
SpartanNash Co.	14,036	315,670
TreeHouse Foods, Inc.*	6,901	287,703
United Natural Foods, Inc.*	13,212	192,631
Universal Corp.	6,582	296,190
USANA Health Sciences, Inc.*	5,535	252,119
Vector Group Ltd.	28,981	297,925
Total Consumer Staples		6,566,435
Energy — 3.0%
Archrock, Inc.	35,570	450,672
Bristow Group, Inc.*	15,515	405,562
California Resources Corp.	9,028	474,783
CNX Resources Corp.*(a)	21,695	471,215
Crescent Energy Co., Class A	30,729	374,279
Dril-Quip, Inc.*	12,135	262,844
Expro Group Holdings NV*	18,927	298,100
Gulfport Energy Corp.*	4,344	536,962
International Seaways, Inc.	8,352	401,648
REX American Resources Corp.*	12,154	461,974
Valaris Ltd.*	5,344	352,918
World Kinect Corp.	13,625	252,062
Total Energy		4,743,019
Financials — 21.5%
Amalgamated Financial Corp.	19,677	358,908
A-Mark Precious Metals, Inc.	10,045	272,019
American Equity Investment Life Holding Co.	9,522	504,285
Ameris Bancorp	9,503	354,462
AssetMark Financial Holdings, Inc.*	11,066	264,588
Associated Banc-Corp.	19,358	313,793
Atlantic Union Bankshares Corp.	9,933	286,170
Axis Capital Holdings Ltd.	6,385	364,583
Axos Financial, Inc.*	9,429	339,727
Bancorp, Inc. (The)*	12,479	444,876
Bank of Marin Bancorp	15,900	267,120
Bridge Investment Group Holdings, Inc., Class A	30,725	223,678

See notes to financial statements.

Schedule of Investments — IQ U.S. Small Cap ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Bridgewater Bancshares, Inc.*	32,110	$309,219
Brighthouse Financial, Inc.*	7,879	356,919
Business First Bancshares, Inc.	20,287	396,408
Byline Bancorp, Inc.	16,099	305,398
Capital City Bank Group, Inc.	11,877	339,326
Capstar Financial Holdings, Inc.	22,976	348,776
Cass Information Systems, Inc.	8,036	303,841
Central Pacific Financial Corp.	19,446	306,858
CNO Financial Group, Inc.	15,660	362,999
Coastal Financial Corp.*	9,652	358,765
Columbia Banking System, Inc.	16,252	319,677
Community Trust Bancorp, Inc.	9,172	344,500
ConnectOne Bancorp, Inc.	19,688	320,718
CrossFirst Bankshares, Inc.*	33,214	351,404
Diamond Hill Investment Group, Inc.	2,110	331,481
Employers Holdings, Inc.	8,350	317,300
Enova International, Inc.*	7,821	311,901
Enstar Group Ltd.*	1,501	355,692
Enterprise Financial Services Corp.	7,805	271,380
Equity Bancshares, Inc., Class A	14,285	345,697
Evercore, Inc., Class A	3,011	391,972
EVERTEC, Inc.	10,298	327,270
Farmers National Banc Corp.	27,538	310,904
Federated Hermes, Inc.	8,670	274,839
First Bancshares, Inc. (The)	13,474	326,340
First Busey Corp.	17,114	339,884
First Commonwealth Financial Corp.	28,004	341,089
First Financial Corp.	9,289	319,634
First Foundation, Inc.	46,721	212,113
FirstCash Holdings, Inc.	3,642	396,687
Flushing Financial Corp.	23,377	288,472
FNB Corp.	30,008	320,786
Genworth Financial, Inc., Class A*	69,228	414,676
Green Dot Corp., Class A*	20,260	226,507
Hancock Whitney Corp.	9,562	329,220
Hanmi Financial Corp.	18,743	275,147
HarborOne Bancorp, Inc.	28,534	280,775
Heartland Financial USA, Inc.	9,077	248,710
Heritage Commerce Corp.	41,787	341,818
Hilltop Holdings, Inc.	11,730	323,983
Horace Mann Educators Corp.	10,395	329,833
Horizon Bancorp, Inc.	31,472	298,669
International Bancshares Corp.	8,130	356,338
James River Group Holdings Ltd.	16,857	231,784
Kearny Financial Corp.	42,868	297,504
Kemper Corp.	6,369	253,996
Lazard Ltd., Class A	10,513	291,946
Live Oak Bancshares, Inc.	14,262	411,459
MBIA, Inc.*	37,590	258,619
Mercantile Bank Corp.	11,383	374,956
Merchants Bancorp	13,346	398,912
Mercury General Corp.	10,967	338,661
Metropolitan Bank Holding Corp.*	10,271	332,883
MGIC Investment Corp.	25,899	436,139
Mid Penn Bancorp, Inc.	13,592	259,064
Midland States Bancorp, Inc.	16,252	354,619
MidWestOne Financial Group, Inc.	14,255	283,960
Mr Cooper Group, Inc.*	8,482	479,487

	Shares	Value
Common Stocks (continued)
Financials (continued)
National Western Life Group, Inc., Class A	1,430	$684,827
Nicolet Bankshares, Inc.	5,513	401,457
NMI Holdings, Inc., Class A*	15,565	425,703
OceanFirst Financial Corp.	18,836	238,464
OFG Bancorp	13,934	412,725
Old Second Bancorp, Inc.	24,758	335,718
Oscar Health, Inc., Class A*	53,225	272,512
PacWest Bancorp	35,773	253,273
Pathward Financial, Inc.	8,391	380,028
Peapack-Gladstone Financial Corp.	11,751	274,621
PennyMac Financial Services, Inc.	5,828	391,642
Peoples Bancorp, Inc.	13,517	372,799
Piper Sandler Cos.	2,513	351,443
PJT Partners, Inc., Class A	4,814	377,225
Premier Financial Corp.	16,790	291,306
QCR Holdings, Inc.	7,928	376,184
Radian Group, Inc.	15,725	398,471
Renasant Corp.	11,383	277,631
Repay Holdings Corp.*	52,897	316,853
S&T Bancorp, Inc.	11,066	285,060
Safety Insurance Group, Inc.	4,672	351,194
SiriusPoint Ltd.*	42,750	421,087
Southern Missouri Bancorp, Inc.	9,292	375,861
Stewart Information Services Corp.	8,628	376,785
StoneX Group, Inc.*	3,364	320,656
Towne Bank	13,060	312,656
UMB Financial Corp.	6,019	377,512
United Community Banks, Inc.	12,377	273,408
United Fire Group, Inc.	13,110	264,035
Univest Financial Corp.	14,663	244,286
Victory Capital Holdings, Inc., Class A	11,875	349,837
Virtu Financial, Inc., Class A	18,418	340,549
Virtus Investment Partners, Inc.	1,827	336,588
WaFd, Inc.	11,556	285,202
Total Financials		34,679,721
Health Care — 12.1%
ACADIA Pharmaceuticals, Inc.*	18,469	416,845
Addus HomeCare Corp.*	3,260	257,214
Alkermes PLC*	12,350	298,746
Alphatec Holdings, Inc.*	22,313	204,833
Amphastar Pharmaceuticals, Inc.*	9,270	419,653
AngioDynamics, Inc.*	33,664	208,717
Arcus Biosciences, Inc.*	19,085	299,825
Artivion, Inc.*	26,531	338,005
Atea Pharmaceuticals, Inc.*	103,906	337,694
Avanos Medical, Inc.*	11,702	214,849
Bridgebio Pharma, Inc.*	20,960	545,798
CareDx, Inc.*	38,084	206,034
Century Therapeutics, Inc.*	100,311	153,476
Coherus Biosciences, Inc.*	50,888	170,475
Collegium Pharmaceutical, Inc.*	14,511	315,759
Computer Programs and Systems, Inc.*	11,525	162,387
Cross Country Healthcare, Inc.*	15,572	360,648
Cullinan Oncology, Inc.*	34,024	317,444
Deciphera Pharmaceuticals, Inc.*	22,530	270,135
Dyne Therapeutics, Inc.*	30,216	213,023

See notes to financial statements.

Schedule of Investments — IQ U.S. Small Cap ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Emergent BioSolutions, Inc.*	33,597	$70,218
EQRx, Inc.*	179,144	390,534
Evolent Health, Inc., Class A*	10,727	262,061
GoodRx Holdings, Inc., Class A*	55,692	274,562
Haemonetics Corp.*	4,207	358,563
Harmony Biosciences Holdings, Inc.*	10,660	250,936
HealthStream, Inc.	12,843	326,212
ICU Medical, Inc.*(a)	2,109	206,809
ImmunityBio, Inc.*(a)	191,259	600,553
Immunovant, Inc.*	22,410	740,650
Innoviva, Inc.*	30,894	383,395
Inogen, Inc.*	27,890	124,668
Integer Holdings Corp.*	4,484	363,966
Iovance Biotherapeutics, Inc.*	56,973	217,637
iRadimed Corp.	8,834	359,897
Krystal Biotech, Inc.*	4,340	507,216
Ligand Pharmaceuticals, Inc.*	4,731	247,384
Lyell Immunopharma, Inc.*	147,496	244,106
Maravai LifeSciences Holdings, Inc., Class A*	24,844	170,430
Merit Medical Systems, Inc.*	4,705	323,422
ModivCare, Inc.*	4,140	174,874
Multiplan Corp.*	327,867	554,095
National HealthCare Corp.	5,996	403,891
Nkarta, Inc.*	98,054	199,050
Nuvation Bio, Inc.*	209,689	202,056
Orthofix Medical, Inc.*	20,781	229,422
OrthoPediatrics Corp.*	7,859	192,231
Pacira BioSciences, Inc.*	8,529	241,030
Patterson Cos., Inc.	12,984	395,493
PMV Pharmaceuticals, Inc.*	72,860	110,019
Prestige Consumer Healthcare, Inc.*	5,559	329,982
PTC Therapeutics, Inc.*	7,185	134,719
Pulmonx Corp.*	31,136	273,685
REGENXBIO, Inc.*	18,408	237,279
Sana Biotechnology, Inc.*	106,281	314,592
Scilex Holding Co.*	34,109	63,784
Sharecare, Inc.*	245,130	257,386
SI-BONE, Inc.*	17,667	300,516
SIGA Technologies, Inc.	65,524	334,172
Supernus Pharmaceuticals, Inc.*	9,607	229,127
Travere Therapeutics, Inc.*	15,476	100,284
UFP Technologies, Inc.*	2,678	417,554
Vanda Pharmaceuticals, Inc.*	51,266	224,545
Varex Imaging Corp.*	19,137	345,423
Veradigm, Inc.*	26,673	351,817
Vir Biotechnology, Inc.*	14,960	118,633
Xencor, Inc.*(a)	12,481	216,545
Y-mAbs Therapeutics, Inc.*	69,370	370,436
Total Health Care		19,457,419
Industrials — 21.7%
AAR Corp.*	6,372	378,242
ABM Industries, Inc.	7,747	304,767
ACCO Brands Corp.	65,325	330,545
Air Lease Corp.	8,843	306,233
Alamo Group, Inc.	1,885	302,165
Allison Transmission Holdings, Inc.	7,683	387,377
Ameresco, Inc., Class A*	7,073	184,959

	Shares	Value
Common Stocks (continued)
Industrials (continued)
API Group Corp.*	15,458	$399,898
Applied Industrial Technologies, Inc.	2,446	375,485
Arcosa, Inc.	5,516	380,990
Argan, Inc.	8,589	392,861
Astec Industries, Inc.	8,423	337,257
AZZ, Inc.	8,425	398,250
Barrett Business Services, Inc.	3,920	358,523
Beacon Roofing Supply, Inc.*	5,905	420,259
Boise Cascade Co.	5,718	536,063
Brady Corp., Class A	6,466	332,740
BrightView Holdings, Inc.*	61,838	416,788
Brink’s Co. (The)	5,210	348,341
CBIZ, Inc.*	7,034	365,487
Columbus McKinnon Corp.	9,367	286,349
Comfort Systems USA, Inc.	2,380	432,803
Conduent, Inc.*	101,483	323,731
CoreCivic, Inc.*	37,775	479,743
CSW Industrials, Inc.	2,507	444,391
Custom Truck One Source, Inc.*	51,266	295,805
Douglas Dynamics, Inc.	10,915	265,016
Ducommun, Inc.*	6,363	304,406
Eagle Bulk Shipping, Inc.(a)	7,650	312,120
Encore Wire Corp.	1,873	334,949
Energy Vault Holdings, Inc.*(a)	162,402	326,428
EnerSys	4,008	343,005
Ennis, Inc.	16,507	352,590
ESCO Technologies, Inc.	3,639	353,784
First Advantage Corp.	27,645	359,661
Flowserve Corp.	10,220	375,278
Forrester Research, Inc.*	10,761	249,655
Forward Air Corp.	3,229	207,980
Franklin Electric Co., Inc.	3,699	320,777
Genco Shipping & Trading Ltd.	22,226	292,716
GEO Group, Inc. (The)*	44,116	385,574
Gibraltar Industries, Inc.*	7,165	436,062
Global Industrial Co.	12,950	413,753
Gorman-Rupp Co. (The)	13,899	410,715
Granite Construction, Inc.(a)	8,472	342,947
Great Lakes Dredge & Dock Corp.*	64,002	486,415
Healthcare Services Group, Inc.	25,095	238,403
Heartland Express, Inc.	21,865	254,946
Heidrick & Struggles International, Inc.	11,467	279,107
Helios Technologies, Inc.	5,324	275,357
HireRight Holdings Corp.*	32,807	302,152
HNI Corp.	12,484	433,070
Hub Group, Inc., Class A*	4,147	285,106
Hyster-Yale Materials Handling, Inc.	6,977	279,150
IES Holdings, Inc.*	8,065	501,885
Insperity, Inc.	2,864	303,126
Insteel Industries, Inc.	12,493	348,680
Kadant, Inc.	1,665	366,300
Kaman Corp.	15,225	283,337
Kforce, Inc.	5,505	336,025
Korn Ferry	6,727	306,213
Kratos Defense & Security Solutions, Inc.*	25,781	439,566
Lindsay Corp.	2,301	287,441
ManpowerGroup, Inc.	4,219	295,203

See notes to financial statements.

Schedule of Investments — IQ U.S. Small Cap ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Marten Transport Ltd.	16,615	$292,092
Matson, Inc.	5,822	506,805
McGrath RentCorp	3,725	374,735
MillerKnoll, Inc.	16,993	399,335
Moog, Inc., Class A	3,448	400,140
MSC Industrial Direct Co., Inc., Class A	4,137	391,981
Mueller Industries, Inc.	9,458	356,661
Mueller Water Products, Inc., Class A	24,971	308,891
MYR Group, Inc.*	2,756	319,227
National Presto Industries, Inc.	4,829	360,968
NOW, Inc.*	31,167	343,460
NV5 Global, Inc.*	3,349	315,978
PGT Innovations, Inc.*	13,842	414,429
Planet Labs PBC*(a)	88,571	191,313
Primoris Services Corp.	14,095	423,696
Proto Labs, Inc.*	10,500	247,905
Quanex Building Products Corp.	16,141	433,386
Resources Connection, Inc.	20,405	274,855
Rush Enterprises, Inc., Class A	9,546	339,647
Ryder System, Inc.	3,893	379,723
Schneider National, Inc., Class B	12,994	329,138
SP Plus Corp.*	10,153	513,031
Standex International Corp.	2,838	407,452
Sterling Check Corp.*	31,167	348,447
Sterling Infrastructure, Inc.*	9,174	668,326
Tennant Co.	5,080	377,038
Terex Corp.	7,183	328,981
Thermon Group Holdings, Inc.*	13,945	372,192
TrueBlue, Inc.*	19,557	216,496
TTEC Holdings, Inc.	9,349	192,402
Universal Logistics Holdings, Inc.	11,940	267,217
V2X, Inc.*	8,750	446,863
VSE Corp.	7,742	416,520
Wabash National Corp.	14,154	292,846
Watts Water Technologies, Inc., Class A	2,070	358,131
Werner Enterprises, Inc.	7,652	277,921
Total Industrials		35,097,178
Information Technology — 13.4%
A10 Networks, Inc.	22,471	244,260
ACI Worldwide, Inc.*	12,902	262,814
Adeia, Inc.	39,227	330,684
ADTRAN Holdings, Inc.(a)	21,949	144,205
Advanced Energy Industries, Inc.	3,547	309,511
Alkami Technology, Inc.*	27,449	492,710
Alteryx, Inc., Class A*	5,916	189,371
American Software, Inc., Class A	27,605	302,827
Belden, Inc.	4,013	284,522
Benchmark Electronics, Inc.	14,694	355,742
Blackbaud, Inc.*	5,023	328,504
Box, Inc., Class A*	12,995	323,056
Cohu, Inc.*	9,069	273,340
Couchbase, Inc.*	24,718	384,612
CTS Corp.	7,038	263,292
Diodes, Inc.*	3,753	244,245
Edgio, Inc.*	440,002	344,170
Enfusion, Inc., Class A*	33,149	275,137

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
ePlus, Inc.*	7,089	$443,062
Everbridge, Inc.*	10,040	206,924
FARO Technologies, Inc.*	14,143	182,020
FormFactor, Inc.*	10,911	369,665
Grid Dynamics Holdings, Inc.*	30,373	307,982
Hackett Group, Inc. (The)	18,806	419,186
Insight Enterprises, Inc.*	2,435	348,936
InterDigital, Inc.	4,766	358,642
Jamf Holding Corp.*(a)	17,924	287,859
Kimball Electronics, Inc.*	14,420	377,804
Knowles Corp.*	20,474	265,957
LiveRamp Holdings, Inc.*	15,850	438,411
MeridianLink, Inc.*	20,121	330,387
Mitek Systems, Inc.*	36,238	387,022
N-able, Inc.*	26,368	341,729
NETGEAR, Inc.*	18,805	237,695
NetScout Systems, Inc.*	12,148	265,191
New Relic, Inc.*	4,617	400,155
Onto Innovation, Inc.*	3,955	444,423
OSI Systems, Inc.*	3,393	353,788
PDF Solutions, Inc.*	8,208	217,758
Pegasystems, Inc.	7,179	306,830
Perficient, Inc.*	4,822	280,592
Photronics, Inc.*	20,960	384,826
Plexus Corp.*	3,569	350,904
PowerSchool Holdings, Inc., Class A*(a)	17,536	349,317
Progress Software Corp.	6,058	311,260
PROS Holdings, Inc.*	12,684	395,107
Rambus, Inc.*	6,780	368,357
Rapid7, Inc.*	7,568	351,836
Ribbon Communications, Inc.*	101,782	191,350
Rimini Street, Inc.*	84,488	183,339
RingCentral, Inc., Class A*	11,349	301,656
Sanmina Corp.*	5,708	290,366
ScanSource, Inc.*	11,436	347,654
SMART Global Holdings, Inc.*	20,160	276,192
Smartsheet, Inc., Class A*	7,283	287,970
SolarWinds Corp.*	40,410	372,176
Sprinklr, Inc., Class A*	26,814	364,402
SPS Commerce, Inc.*	2,287	366,698
Squarespace, Inc., Class A*	10,957	311,288
Telos Corp.*	137,583	319,193
Teradata Corp.*	8,630	368,674
TTM Technologies, Inc.*	25,803	296,476
Unisys Corp.*	89,713	249,402
Veeco Instruments, Inc.*	16,449	393,789
Verint Systems, Inc.*	9,346	175,798
Viavi Solutions, Inc.*	32,141	250,057
Vishay Intertechnology, Inc.	15,365	341,718
Workiva, Inc.*	3,391	295,322
Yext, Inc.*	36,220	218,407
Total Information Technology		21,638,554
Materials — 4.8%
American Vanguard Corp.	15,908	148,899
Arch Resources, Inc.	2,644	398,795
Avient Corp.	8,456	267,379
Cabot Corp.	4,541	301,886
Clearwater Paper Corp.*	10,397	351,523

See notes to financial statements.

Schedule of Investments — IQ U.S. Small Cap ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials (continued)
Ecovyst, Inc.*	31,501	$289,809
Greif, Inc., Class A	5,493	348,805
Hawkins, Inc.	7,940	455,994
Haynes International, Inc.	6,948	298,938
HB Fuller Co.	5,086	336,439
Ingevity Corp.*	4,868	196,083
Innospec, Inc.	3,387	331,926
Koppers Holdings, Inc.	9,940	363,506
Materion Corp.	3,000	290,940
NewMarket Corp.	955	460,453
O-I Glass, Inc.*	15,328	236,818
Orion SA	13,342	270,843
Pactiv Evergreen, Inc.	43,510	375,056
Sensient Technologies Corp.	4,546	256,485
Stepan Co.	3,380	252,824
Summit Materials, Inc., Class A*	12,197	401,281
SunCoke Energy, Inc.	38,701	368,046
Warrior Met Coal, Inc.	9,469	461,424
Worthington Industries, Inc.	5,374	331,146
Total Materials		7,795,298
Real Estate — 5.1%
Alexander & Baldwin, Inc.	18,408	290,846
American Assets Trust, Inc.	18,723	332,333
Apartment Investment and Management Co., Class A*	45,265	265,253
Apple Hospitality REIT, Inc.	22,426	351,640
Armada Hoffler Properties, Inc.	29,473	293,551
Brandywine Realty Trust	73,594	275,242
Chatham Lodging Trust	33,181	306,924
COPT Defense Properties	14,681	334,727
DiamondRock Hospitality Co.	42,814	330,952
Douglas Emmett, Inc.	28,231	316,470
Elme Communities	19,490	248,692
EPR Properties	9,120	389,424
Equity Commonwealth	16,807	318,325
Forestar Group, Inc.*	22,336	530,480
Highwoods Properties, Inc.	15,009	268,511
Industrial Logistics Properties Trust	113,385	283,463
JBG SMITH Properties	23,112	297,451
Office Properties Income Trust	28,301	127,071
Outfront Media, Inc.	21,447	209,323
Pebblebrook Hotel Trust	24,794	295,792
Piedmont Office Realty Trust, Inc., Class A	47,683	248,428
Plymouth Industrial REIT, Inc.	16,567	330,346
PotlatchDeltic Corp.	7,033	301,364
RLJ Lodging Trust	32,839	308,687
Sunstone Hotel Investors, Inc.	35,232	327,658
Whitestone REIT	37,835	376,458
Xenia Hotels & Resorts, Inc.	26,590	309,242
Total Real Estate		8,268,653
Utilities — 2.2%
ALLETE, Inc.	5,406	289,437
Avista Corp.	8,201	259,890
California Water Service Group	5,982	291,204
Chesapeake Utilities Corp.	2,721	241,108
Clearway Energy, Inc., Class C	11,109	241,176
Montauk Renewables, Inc.*(a)	44,159	444,240

	Shares	Value
Common Stocks (continued)
Utilities (continued)
New Jersey Resources Corp.	6,543	$265,515
Northwest Natural Holding Co.	7,321	268,754
Northwestern Energy Group, Inc.	6,014	288,732
Otter Tail Corp.	4,809	370,004
SJW Group	4,572	285,659
Unitil Corp.	6,102	278,678
Total Utilities		3,524,397
Total Common Stocks (Cost $180,953,378)		160,121,750
Investment Company — 0.7%
iShares Core S&P Small-Cap ETF (Cost $1,230,796)	13,400	1,191,126
Short-Term Investments — 1.0%
Money Market Funds — 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(b)(c)	1,507,181	1,507,181
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(b)	150,672	150,672
Total Short-Term Investments (Cost $1,657,853)		1,657,853
Total Investments — 100.9% (Cost $183,842,027)		162,970,729
Other Assets and Liabilities, Net — (0.9)%		(1,498,073)
Net Assets — 100%		$161,472,656

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,990,138; total market value of collateral held by the Fund was $5,051,406. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,544,225.

(b)Reflects the 1-day yield at October 31, 2023.

(c)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — IQ U.S. Small Cap ETF (continued)

October 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$160,121,750	$—	$—	$160,121,750
Investment Companies	1,191,126	—	—	1,191,126
Short-Term Investments:
Money Market Funds	1,657,853	—	—	1,657,853
Total Investments in Securities	$162,970,729	$—	$—	$162,970,729

(d) For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2).

See notes to financial statements.

Schedule of Investments — IQ CBRE NextGen Real Estate ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Data Center — 14.1%
Digital Realty Trust, Inc.	6,384	$793,914
Equinix, Inc.	1,251	912,780
Keppel DC REIT	519,844	641,244
Total Data Center		2,347,938
Health Care — 12.7%
Aedifica SA	877	47,694
Alexandria Real Estate Equities, Inc.	3,190	297,085
Assura PLC	54,314	26,982
CareTrust REIT, Inc.	1,834	39,467
Chartwell Retirement Residences	4,414	32,304
Cofinimmo SA(a)	627	38,903
Community Healthcare Trust, Inc.	485	13,905
Diversified Healthcare Trust	4,384	9,075
Global Medical REIT, Inc.	1,198	10,375
Healthcare Realty Trust, Inc.	7,014	100,651
Healthpeak Properties, Inc.	10,086	156,837
LTC Properties, Inc.	758	23,960
Medical Properties Trust, Inc.(a)	11,033	52,738
National Health Investors, Inc.	795	39,782
NorthWest Healthcare Properties Real Estate Investment Trust(a)	4,432	12,802
Primary Health Properties PLC	24,479	26,659
Sabra Health Care REIT, Inc.	4,258	58,079
Universal Health Realty Income Trust	252	9,687
Ventas, Inc.	7,419	315,011
Welltower, Inc.	9,564	799,646
Total Health Care		2,111,642
Industrial — 32.2%
Americold Realty Trust, Inc.	11,545	302,710
Catena AB	2,136	70,546
CRE Logistics REIT, Inc.	27	28,347
Dream Industrial Real Estate Investment Trust(a)	11,414	96,278
EastGroup Properties, Inc.	1,939	316,542
ESR-LOGOS REIT	328,549	65,947
First Industrial Realty Trust, Inc.	5,650	238,995
Frasers Logistics & Commercial Trust	159,164	120,821
GLP J-Reit	211	188,785
Granite Real Estate Investment Trust(a)	2,718	123,639
Industrial & Infrastructure Fund Investment Corp.	90	80,643
Innovative Industrial Properties, Inc.	1,197	85,980
Japan Logistics Fund, Inc.	40	73,928
LaSalle Logiport REIT	80	78,286
LondonMetric Property PLC	46,617	93,562
LXP Industrial Trust	12,486	98,764
Mapletree Logistics Trust	211,890	227,348
Mitsubishi Estate Logistics REIT Investment Corp.	22	55,274
Mitsui Fudosan Logistics Park, Inc.	26	78,372
Nippon Prologis REIT, Inc.	121	214,763
Plymouth Industrial REIT, Inc.	1,891	37,707
Prologis, Inc.	8,500	856,375
Rexford Industrial Realty, Inc.	8,819	381,334
Sagax AB, Class B	14,767	266,325
Segro PLC	52,417	453,377
SOSiLA Logistics REIT, Inc.	31	24,522

	Shares	Value
Common Stocks (continued)
Industrial (continued)
STAG Industrial, Inc.	7,675	$254,963
Terreno Realty Corp.	3,585	191,009
Tritax Big Box REIT PLC	81,354	135,047
Urban Logistics REIT PLC	20,031	25,327
VGP NV(a)	1,167	94,673
Total Industrial		5,360,189
Infrastructure (Tower) — 20.4%
American Tower Corp.	5,756	1,025,662
Crown Castle, Inc.	8,361	777,406
SBA Communications Corp.	3,825	798,010
Uniti Group, Inc.	172,144	791,862
Total Infrastructure (Tower)		3,392,940
Manufactured Homes — 3.0%
Equity LifeStyle Properties, Inc.	3,434	225,957
Sun Communities, Inc.	2,294	255,185
UMH Properties, Inc.	1,193	16,475
Total Manufactured Homes		497,617
Multi-Family Residential — 13.7%
Advance Residence Investment Corp.	26	56,397
Apartment Income REIT Corp.	2,748	80,269
Apartment Investment and Management Co., Class A*	2,702	15,834
AvalonBay Communities, Inc.	2,618	433,907
Boardwalk Real Estate Investment Trust	843	39,325
Camden Property Trust	1,968	167,044
Canadian Apartment Properties REIT	3,082	90,623
CapitaLand Ascott Trust	69,355	45,560
Centerspace	273	13,262
Comforia Residential REIT, Inc.	15	31,794
Daiwa Securities Living Investments Corp.	42	31,005
Elme Communities	1,606	20,492
Equity Residential	6,988	386,646
Essex Property Trust, Inc.	1,182	252,853
Independence Realty Trust, Inc.	4,143	51,332
InterRent Real Estate Investment Trust	2,632	22,296
Killam Apartment Real Estate Investment Trust(a)	2,152	24,291
Mid-America Apartment Communities, Inc.	2,151	254,141
NexPoint Residential Trust, Inc.	470	12,685
Sekisui House Reit, Inc.	81	42,574
UDR, Inc.	6,075	193,246
Veris Residential, Inc.	1,684	22,549
Total Multi-Family Residential		2,288,125
Single-Family Residential — 3.3%
American Homes 4 Rent, Class A	6,662	218,114
Invitation Homes, Inc.	11,282	334,962
Total Single-Family Residential		553,076
Student Housing — 0.5%
UNITE Group PLC (The)	8,049	84,827
Total Common Stocks (Cost $20,750,296)		16,636,354

See notes to financial statements.

Schedule of Investments — IQ CBRE NextGen Real Estate ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Short-Term Investments — 1.6%
Money Market Funds — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(b)(c)	252,832	$252,832
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(b)	5,438	5,438
Total Short-Term Investments (Cost $258,270)		258,270
Total Investments — 101.5% (Cost $21,008,566)		16,894,624

	Shares	Value
Other Assets and Liabilities, Net — (1.5)%		$(242,182)
Net Assets — 100%		$16,652,442

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $381,355; total market value of collateral held by the Fund was $400,049. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $147,217.

(b)Reflects the 1-day yield at October 31, 2023.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$16,636,354	$—	$—	$16,636,354
Short-Term Investments:
Money Market Funds	258,270	—	—	258,270
Total Investments in Securities	$16,894,624	$—	$—	$16,894,624

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 98.8%
Australia — 7.6%
Allkem Ltd.*(a)	17,868	$107,928
ALS Ltd.	17,769	120,718
ANZ Group Holdings Ltd.	77,429	1,211,391
APA Group	36,837	192,185
Aristocrat Leisure Ltd.	19,392	473,074
ASX Ltd.	6,236	221,620
Atlas Arteria Ltd.	50,148	168,599
Aurizon Holdings Ltd.	74,700	161,754
BHP Group Ltd.	125,589	3,538,502
BlueScope Steel Ltd.	16,182	192,618
Brambles Ltd.	41,464	344,177
carsales.com Ltd.	12,334	215,771
Challenger Ltd.	23,756	87,991
Charter Hall Group	21,690	119,066
Cochlear Ltd.	1,879	286,526
Coles Group Ltd.	35,380	342,062
Commonwealth Bank of Australia	42,126	2,575,463
Computershare Ltd.	17,562	275,650
Dexus	44,640	183,150
Endeavour Group Ltd.	42,424	132,693
Flutter Entertainment PLC*(a)	4,509	706,087
Fortescue Metals Group Ltd.	42,595	601,411
Glencore PLC	317,273	1,675,298
Goodman Group	50,737	666,256
GPT Group (The)	88,326	202,444
IDP Education Ltd.(a)	8,717	119,490
Insurance Australia Group Ltd.	74,343	266,889
Lendlease Corp., Ltd.	24,735	97,255
Lottery Corp., Ltd. (The)	71,412	204,822
Lynas Rare Earths Ltd.*	29,848	133,233
Macquarie Group Ltd.	9,356	953,608
Medibank Pvt Ltd.	83,728	181,833
Mineral Resources Ltd.	5,000	182,854
Mirvac Group	147,417	169,874
National Australia Bank Ltd.	80,309	1,426,281
Origin Energy Ltd.	52,209	301,803
Pilbara Minerals Ltd.	81,251	188,800
Qantas Airways Ltd.*	29,189	90,742
QBE Insurance Group Ltd.	42,813	422,871
Ramsay Health Care Ltd.	5,432	167,424
Region RE Ltd.	105,940	131,805
Rio Tinto Ltd.	9,441	702,845
Rio Tinto PLC	28,019	1,786,675
Santos Ltd.	85,208	413,793
Scentre Group	186,372	286,744
SEEK Ltd.	12,645	165,008
Sonic Healthcare Ltd.	13,965	254,207
South32 Ltd.	138,261	290,634
Steadfast Group Ltd.	52,605	179,858
Stockland	98,157	220,005
Suncorp Group Ltd.	37,575	318,319
Telstra Group Ltd.	117,293	282,947
Transurban Group	78,790	589,653
Treasury Wine Estates Ltd.	24,491	187,629
Vicinity Ltd.	164,637	177,208
Wesfarmers Ltd.	29,780	952,568
Westpac Banking Corp.	87,482	1,141,021
Whitehaven Coal Ltd.	23,303	109,182
WiseTech Global Ltd.	4,597	169,280

	Shares	Value
Common Stocks (continued)
Australia (continued)
Woodside Energy Group Ltd.	49,349	$1,070,468
Woolworths Group Ltd.	31,948	712,428
Total Australia		29,852,490
Austria — 0.3%
ANDRITZ AG	1,301	59,682
Erste Group Bank AG	9,250	329,984
Mondi PLC	13,131	211,759
OMV AG	4,001	174,915
Verbund AG	1,683	145,873
voestalpine AG	2,442	60,813
Total Austria		983,026
Belgium — 0.7%
Ageas SA	5,234	200,603
Anheuser-Busch InBev SA	21,487	1,218,037
Groupe Bruxelles Lambert NV	3,201	233,459
KBC Group NV	6,736	369,527
Sofina SA(a)	550	104,062
Solvay SA	2,386	251,546
UCB SA	3,457	252,350
Umicore SA(a)	5,975	141,785
Warehouses De Pauw CVA	5,373	132,441
Total Belgium		2,903,810
Brazil — 0.0%(b)
Yara International ASA	3,994	130,491
Burkina Faso — 0.0%(b)
Endeavour Mining PLC	4,516	93,159
Chile — 0.0%(b)
Antofagasta PLC	8,510	138,890
China — 0.5%
BOC Hong Kong Holdings Ltd.	96,793	256,066
Budweiser Brewing Co. APAC Ltd.	45,800	87,098
ESR Group Ltd.	86,311	110,748
Lenovo Group Ltd.	223,966	260,472
Prosus NV*	38,384	1,072,319
Wilmar International Ltd.	54,646	141,995
Xinyi Glass Holdings Ltd.	68,448	78,643
Total China		2,007,341
Denmark — 3.0%
AP Moller - Maersk A/S, Class B	198	328,768
Carlsberg A/S, Class B	2,664	316,902
Chr Hansen Holding A/S	2,930	199,376
Coloplast A/S, Class B	3,256	338,910
Danske Bank A/S	18,368	429,849
DSV A/S	4,760	709,145
Genmab A/S*	1,706	480,778
Novo Nordisk A/S, Class B	78,493	7,525,439
Novozymes A/S, Class B (a)	5,275	236,508
Orsted A/S	4,746	228,383
Pandora A/S	2,642	298,646
Royal Unibrew A/S	1,141	82,375
Vestas Wind Systems A/S*	26,071	562,155
Total Denmark		11,737,234
Finland — 1.0%
Elisa OYJ	4,322	183,100
Fortum OYJ	11,741	138,995
Kesko OYJ, Class B	7,792	131,491

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Finland (continued)
Kone OYJ, Class B	7,827	$338,290
Mandatum OYJ*	11,579	44,697
Metso Outotec OYJ	17,907	157,214
Neste OYJ	10,591	354,985
Nokia OYJ(a)	129,505	429,826
Nordea Bank Abp	85,719	900,527
Orion OYJ, Class B	2,712	107,612
Sampo OYJ, A Shares	11,579	454,191
Stora Enso OYJ, Class R	16,099	192,714
UPM-Kymmene OYJ	13,780	462,747
Wartsila OYJ Abp	14,403	171,118
Total Finland		4,067,507
France — 9.3%
Accor SA	7,022	223,188
Adevinta ASA*	6,663	58,479
Aeroports de Paris SA	755	84,432
Air Liquide SA	12,860	2,197,728
Airbus SE	15,098	2,015,258
Alstom SA(a)	8,363	112,707
Arkema SA	1,851	172,917
AXA SA	44,243	1,307,317
BioMerieux	1,190	113,834
BNP Paribas SA	27,630	1,585,541
Bouygues SA	6,106	214,340
Capgemini SE	4,123	725,612
Carrefour SA	15,589	273,199
Cie de Saint-Gobain SA	12,739	692,110
Cie Generale des Etablissements Michelin SCA	18,273	541,196
Credit Agricole SA	26,978	324,453
Danone SA	14,688	871,744
Dassault Systemes SE	17,469	716,712
Edenred SE	7,211	382,932
Eiffage SA	2,032	184,069
Engie SA	42,869	679,872
EssilorLuxottica SA	7,705	1,389,729
Gecina SA	1,809	177,062
Getlink SE	12,450	200,488
Hermes International SCA	883	1,642,296
Kering SA	1,857	752,167
Klepierre SA	7,146	172,972
Legrand SA	7,080	609,763
L’Oreal SA	5,620	2,353,275
LVMH Moet Hennessy Louis Vuitton SE	6,263	4,465,202
Orange SA	48,928	574,577
Pernod Ricard SA	5,327	943,136
Publicis Groupe SA	6,399	485,098
Renault SA	4,623	161,500
Rexel SA	8,828	179,486
Safran SA	8,925	1,386,952
Sartorius Stedim Biotech	643	119,993
Societe Generale SA	18,936	423,226
Sodexo SA	2,613	275,864
Teleperformance SE	1,593	182,104
Thales SA	2,851	419,331
TotalEnergies SE	56,596	3,780,764
Ubisoft Entertainment SA*	2,469	70,150
Unibail-Rodamco-Westfield*	2,961	146,036

	Shares	Value
Common Stocks (continued)
France (continued)
Valeo SE	5,999	$78,882
Veolia Environnement SA	16,185	441,890
Vinci SA	12,637	1,395,577
Vivendi SE	19,340	172,861
Worldline SA*	6,478	82,030
Total France		36,560,051
Germany — 7.1%
adidas AG	4,500	795,290
Allianz SE	9,834	2,296,163
BASF SE	22,826	1,050,377
Bayer AG	24,528	1,054,159
Bayerische Motoren Werke AG	8,930	827,144
Bechtle AG	2,569	114,266
Beiersdorf AG	2,832	371,336
Brenntag SE	4,467	331,081
Carl Zeiss Meditec AG, Bearer	1,097	94,780
Commerzbank AG	28,960	310,700
Continental AG	3,102	201,451
Covestro AG*	5,447	274,633
CTS Eventim AG & Co. KGaA	1,891	114,031
Daimler Truck Holding AG	13,710	429,239
Deutsche Bank AG	51,668	565,575
Deutsche Boerse AG	4,612	756,585
Deutsche Lufthansa AG*	15,241	106,389
Deutsche Post AG	23,983	931,871
Deutsche Telekom AG	85,833	1,857,612
E.ON SE	55,811	661,895
Fresenius Medical Care AG & Co. KGaA	5,818	192,607
Fresenius SE & Co. KGaA	11,428	292,806
GEA Group AG	5,305	180,727
Hannover Rueck SE	1,539	338,848
Heidelberg Materials AG	4,008	290,114
HelloFresh SE*	5,032	109,355
Henkel AG & Co. KGaA	2,377	149,896
Infineon Technologies AG	34,002	987,459
Knorr-Bremse AG	2,069	114,902
LEG Immobilien SE*	2,174	135,210
Mercedes-Benz Group AG	21,628	1,267,179
Merck KGaA	3,341	502,702
MTU Aero Engines AG	1,578	295,228
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,366	1,346,656
Puma SE	3,140	176,902
Rheinmetall AG	1,322	377,846
RWE AG	17,980	686,648
SAP SE	27,184	3,641,697
Siemens AG	18,541	2,448,956
Siemens Energy AG*(a)	12,020	106,342
Siemens Healthineers AG	6,833	334,547
Symrise AG	3,645	370,637
thyssenkrupp AG	15,955	110,597
Vonovia SE	18,475	423,761
Zalando SE*	6,507	151,246
Total Germany		28,177,445
Hong Kong — 2.1%
AIA Group Ltd.	295,990	2,566,639
ASMPT Ltd.	10,892	91,873

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
CK Asset Holdings Ltd.	55,608	$277,877
CLP Holdings Ltd.	45,158	330,406
Hang Lung Properties Ltd.	63,577	83,853
Hang Seng Bank Ltd.	20,160	230,982
Henderson Land Development Co., Ltd.	52,911	137,948
Hong Kong & China Gas Co., Ltd.	301,071	209,702
Hong Kong Exchanges & Clearing Ltd.	31,853	1,119,492
Hongkong Land Holdings Ltd.	36,914	117,017
Jardine Matheson Holdings Ltd.	5,335	215,801
Link REIT	72,100	330,802
MTR Corp., Ltd.	44,091	164,821
New World Development Co., Ltd.	47,198	86,499
Power Assets Holdings Ltd.	39,971	191,053
Prudential PLC	69,469	723,098
Sino Land Co., Ltd.	121,304	121,078
Sun Hung Kai Properties Ltd.	40,549	416,393
Swire Pacific Ltd., Class A	20,649	132,213
Techtronic Industries Co., Ltd.	34,327	312,798
United Energy Group Ltd.	272,538	43,539
WH Group Ltd.	253,593	151,353
Wharf Real Estate Investment Co., Ltd.	46,649	163,056
Total Hong Kong		8,218,293
Indonesia — 0.0%(b)
First Pacific Co., Ltd.	55,881	21,139
Ireland — 0.3%
Bank of Ireland Group PLC	30,232	270,023
Kerry Group PLC, Class A	4,167	321,002
Kingspan Group PLC	4,208	282,351
Smurfit Kappa Group PLC(a)	7,863	256,089
Total Ireland		1,129,465
Israel — 0.5%
Bank Hapoalim BM	43,900	313,281
Bank Leumi Le-Israel BM	48,159	309,390
Big Shopping Centers Ltd.*	1,356	94,857
Elbit Systems Ltd.	875	162,280
ICL Group Ltd.	25,799	124,992
Israel Discount Bank Ltd., Class A	49,384	216,674
Mizrahi Tefahot Bank Ltd.	4,213	130,174
Nice Ltd.*	1,815	280,221
Nova Ltd.*	714	67,931
Teva Pharmaceutical Industries Ltd.*	30,875	261,085
Tower Semiconductor Ltd.*	4,185	96,816
Total Israel		2,057,701
Italy — 2.3%
Assicurazioni Generali SpA	33,165	657,116
Coca-Cola HBC AG*	6,329	163,735
Davide Campari-Milano NV	18,288	201,617
Enel SpA	196,581	1,244,228
Eni SpA	61,175	997,609
Ferrari NV	3,181	959,945
FinecoBank Banca Fineco SpA	16,962	199,280
Intesa Sanpaolo SpA	423,874	1,100,602
Leonardo SpA	11,768	177,067

	Shares	Value
Common Stocks (continued)
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA	25,642	$305,459
Moncler SpA	6,592	341,003
Nexi SpA*	25,536	147,806
Prysmian SpA	8,640	322,287
Recordati Industria Chimica e Farmaceutica SpA	3,549	163,557
Snam SpA	67,008	306,684
Telecom Italia SpA*(a)	513,936	132,603
Terna - Rete Elettrica Nazionale	47,084	359,624
UniCredit SpA	47,167	1,177,841
Total Italy		8,958,063
Japan — 23.3%
Advantest Corp.	19,628	494,442
Aeon Co., Ltd.	19,891	415,958
AGC, Inc.	6,717	226,687
Aisin Corp.	5,785	198,710
Ajinomoto Co., Inc.	13,741	497,215
Aozora Bank Ltd.(a)	7,547	152,789
Asahi Group Holdings Ltd.	14,107	506,360
Asahi Intecc Co., Ltd.	6,376	105,737
Asahi Kasei Corp.	36,646	223,440
Asics Corp.	4,980	155,505
Astellas Pharma, Inc.	48,198	604,683
Bandai Namco Holdings, Inc.	17,042	349,178
BayCurrent Consulting, Inc.	4,293	106,556
Bridgestone Corp.	15,806	591,453
Brother Industries Ltd.	8,843	136,576
Canon, Inc.	26,863	629,869
Capcom Co., Ltd.	5,844	186,729
Central Japan Railway Co.	24,526	549,971
Chubu Electric Power Co., Inc.	19,971	240,332
Chugai Pharmaceutical Co., Ltd.	18,195	535,836
Concordia Financial Group Ltd.	45,366	208,640
CyberAgent, Inc.	15,348	80,031
Dai Nippon Printing Co., Ltd.	9,661	249,363
Daifuku Co., Ltd.	9,299	151,448
Dai-ichi Life Holdings, Inc.	26,960	565,387
Daiichi Sankyo Co., Ltd.	47,971	1,222,042
Daikin Industries Ltd.	6,758	965,205
Daito Trust Construction Co., Ltd.	2,175	231,941
Daiwa House Industry Co., Ltd.	18,324	499,344
Daiwa Securities Group, Inc.	47,606	271,594
Daiwa Securities Living Investments Corp.	166	122,545
Denso Corp.	48,233	700,508
Dentsu Group, Inc.	6,860	197,042
Disco Corp.	2,499	431,585
East Japan Railway Co.	9,985	519,013
Eisai Co., Ltd.	7,319	384,737
ENEOS Holdings, Inc.	86,462	318,398
FANUC Corp.	24,955	601,939
Fast Retailing Co., Ltd.	3,987	869,297
Food & Life Cos. Ltd.	4,961	82,877
Fuji Electric Co., Ltd.	4,340	162,716
FUJIFILM Holdings Corp.	9,270	502,108
Fujitsu Ltd.	4,897	627,787
GLP J-Reit	188	168,206

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Goldwin, Inc.	1,300	$81,153
Hamamatsu Photonics K.K.	4,620	169,523
Hankyu Hanshin Holdings, Inc.	8,167	254,914
Hirose Electric Co., Ltd.	1,370	153,333
Hitachi Ltd.	23,854	1,492,716
Honda Motor Co., Ltd.	130,270	1,295,862
Hoya Corp.	8,960	848,107
Ibiden Co., Ltd.	3,957	165,680
Idemitsu Kosan Co., Ltd.	8,288	187,109
Inpex Corp.	30,149	434,482
Isetan Mitsukoshi Holdings Ltd.	11,240	125,726
Isuzu Motors Ltd.	17,483	191,690
Ito En Ltd.	2,447	79,124
ITOCHU Corp.(a)	34,719	1,231,769
J Front Retailing Co., Ltd.	11,391	107,596
Japan Airport Terminal Co., Ltd.	2,351	102,923
Japan Exchange Group, Inc.	14,577	285,341
Japan Logistics Fund, Inc.	67	123,829
Japan Post Holdings Co., Ltd.	46,197	406,925
Japan Tobacco, Inc.	33,376	775,971
JFE Holdings, Inc.	16,809	231,360
JGC Holdings Corp.	9,270	112,749
JSR Corp.	6,037	160,208
Kajima Corp.	17,239	282,185
Kansai Electric Power Co., Inc. (The)	21,181	269,439
Kao Corp.	12,639	458,507
Kawasaki Kisen Kaisha Ltd.	6,399	217,307
KDDI Corp.	41,790	1,238,151
Keio Corp.	4,355	128,541
Keisei Electric Railway Co., Ltd.	5,786	216,127
Keyence Corp.	4,889	1,877,218
Kikkoman Corp.	5,267	296,346
Kintetsu Group Holdings Co., Ltd.	6,468	181,042
Kirin Holdings Co., Ltd.	22,332	312,540
Kobayashi Pharmaceutical Co., Ltd.	2,213	90,890
Kobe Bussan Co., Ltd.(a)	4,625	114,308
Kobe Steel Ltd.	10,197	118,638
Koito Manufacturing Co., Ltd.	7,561	111,809
Komatsu Ltd.	25,213	576,530
Konami Group Corp.	3,169	162,253
Kubota Corp.	29,415	391,177
Kuraray Co., Ltd.	16,948	192,483
Kurita Water Industries Ltd.	5,064	151,741
Kyocera Corp.	8,517	414,701
Kyoto Financial Group, Inc.	2,926	164,418
Kyowa Kirin Co., Ltd.	8,206	127,767
Lasertec Corp.	2,105	350,335
Lixil Corp.	9,293	101,309
LY Corp.	72,783	183,730
M3, Inc.	11,245	171,818
Makita Corp.	8,154	207,881
Marubeni Corp.	43,189	621,121
Marui Group Co., Ltd.	8,968	140,313
MatsukiyoCocokara & Co.	13,030	226,968
Mazda Motor Corp.	15,600	146,683
MEIJI Holdings Co., Ltd.	8,442	207,253
MINEBEA MITSUMI, Inc.	12,255	188,504
MISUMI Group, Inc.	8,863	132,232
Mitsubishi Chemical Group Corp.	41,957	234,961

	Shares	Value
Common Stocks (continued)
Japan (continued)
Mitsubishi Corp.	29,286	$1,344,938
Mitsubishi Electric Corp.	55,031	609,558
Mitsubishi Estate Co., Ltd.	32,180	406,699
Mitsubishi Heavy Industries Ltd.	8,454	429,385
Mitsubishi UFJ Financial Group, Inc.	294,055	2,440,669
Mitsui & Co., Ltd.	38,224	1,367,225
Mitsui Fudosan Co., Ltd.	24,367	522,432
Mitsui OSK Lines Ltd.(a)	9,206	236,039
Mizuho Financial Group, Inc.	65,494	1,100,829
MonotaRO Co., Ltd.	8,204	65,033
MS&AD Insurance Group Holdings, Inc.	13,289	482,000
Murata Manufacturing Co., Ltd.	44,613	729,827
NEC Corp.	7,596	361,380
Nexon Co., Ltd.	11,648	211,163
NGK Insulators Ltd.	10,222	123,654
NH Foods Ltd.	4,273	127,813
NIDEC CORP	13,411	480,049
Nintendo Co., Ltd.	26,395	1,084,244
Nippon Building Fund, Inc.	57	228,459
NIPPON EXPRESS HOLDINGS INC	2,707	137,973
Nippon Paint Holdings Co., Ltd.	26,001	172,888
Nippon Prologis REIT, Inc.	87	154,416
Nippon Steel Corp.	22,559	481,433
Nippon Telegraph & Telephone Corp.	760,201	887,474
Nippon Yusen K.K.(a)	13,484	327,384
Nissan Chemical Corp.	4,549	183,077
Nissan Motor Co., Ltd.	55,998	209,801
Nisshin Seifun Group, Inc.	12,167	182,933
Nissin Foods Holdings Co., Ltd.	2,730	237,046
Nitori Holdings Co., Ltd.	2,377	257,563
Nitto Denko Corp.	4,668	298,460
Nomura Holdings, Inc.	86,712	332,030
Nomura Real Estate Master Fund, Inc.	206	227,022
Nomura Research Institute Ltd.	13,912	362,303
NSK Ltd.	21,256	113,028
NTT Data Group Corp.	20,633	251,160
Obayashi Corp.	27,217	231,473
Obic Co., Ltd.	2,037	299,205
Odakyu Electric Railway Co., Ltd.	11,654	164,754
Oji Holdings Corp.	36,502	155,075
Olympus Corp.	33,239	438,739
Omron Corp.	5,544	195,740
Ono Pharmaceutical Co., Ltd.	13,645	234,392
Oriental Land Co., Ltd.	25,164	807,036
ORIX Corp.	33,704	604,222
Orix JREIT, Inc.	133	152,632
Osaka Gas Co., Ltd.	12,227	229,451
Otsuka Corp.	3,498	139,116
Otsuka Holdings Co., Ltd.	13,742	458,233
Pan Pacific International Holdings Corp.	12,667	243,102
Panasonic Holdings Corp.	57,134	493,832
Rakuten Group, Inc.	35,912	132,033
Recruit Holdings Co., Ltd.	33,512	958,813
Renesas Electronics Corp.*	31,302	404,180
Resona Holdings, Inc.	67,549	358,385
Resonac Holdings Corp.	7,155	114,451
Ricoh Co., Ltd.	18,699	149,708

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Rohm Co., Ltd.	10,236	$161,267
Ryohin Keikaku Co., Ltd.	12,123	169,824
Santen Pharmaceutical Co., Ltd.	15,475	133,603
SBI Holdings, Inc.	7,824	166,714
Secom Co., Ltd.	5,765	397,796
Sekisui Chemical Co., Ltd.	14,845	201,338
Sekisui House Ltd.	20,872	405,050
Seven & I Holdings Co., Ltd.	20,048	727,153
SG Holdings Co., Ltd.	12,158	171,157
Shimadzu Corp.	8,065	188,784
Shimano, Inc.	2,098	298,606
Shimizu Corp.	25,326	179,102
Shin-Etsu Chemical Co., Ltd.	50,387	1,486,540
Shionogi & Co., Ltd.	7,455	343,941
Shiseido Co., Ltd.	10,425	327,801
Shizuoka Financial Group, Inc.	24,060	202,797
SMC Corp.	1,496	678,433
Socionext, Inc.	961	91,503
SoftBank Corp.	69,793	785,744
SoftBank Group Corp.	24,845	1,004,660
Sompo Holdings, Inc.	9,314	400,186
Sony Group Corp.	30,360	2,490,825
Stanley Electric Co., Ltd.	6,097	96,199
Subaru Corp.	16,623	280,937
SUMCO Corp.	11,853	151,445
Sumitomo Chemical Co., Ltd.	54,925	138,541
Sumitomo Corp.	34,154	662,693
Sumitomo Electric Industries Ltd.	24,439	253,193
Sumitomo Metal Mining Co., Ltd.	7,014	195,259
Sumitomo Mitsui Financial Group, Inc.	33,550	1,599,465
Sumitomo Mitsui Trust Holdings, Inc.	10,624	393,546
Sumitomo Realty & Development Co., Ltd.	11,811	292,770
Suntory Beverage & Food Ltd.	4,597	135,926
Suzuki Motor Corp.	11,580	442,264
Sysmex Corp.	5,051	238,567
Taisei Corp.	6,697	225,481
Takeda Pharmaceutical Co., Ltd.	39,535	1,060,654
TDK Corp.	10,373	380,687
Teijin Ltd.	15,388	137,983
Terumo Corp.	17,842	482,086
TIS, Inc.	8,014	169,599
Tobu Railway Co., Ltd.	8,129	194,523
Toho Co., Ltd.	4,930	167,030
Tokio Marine Holdings, Inc.	47,820	1,055,580
Tokyo Electric Power Co. Holdings, Inc.*	41,436	174,286
Tokyo Electron Ltd.	11,186	1,459,140
Tokyo Gas Co., Ltd.	13,650	304,555
Tokyu Corp.	17,640	198,012
Tokyu Fudosan Holdings Corp.	23,899	137,576
TOPPAN Holdings, Inc.	10,560	240,702
Toray Industries, Inc.	46,650	223,262
Toshiba Corp.*	2,219	67,385
Tosoh Corp.	11,032	133,853
TOTO Ltd.	5,362	128,274
Toyo Suisan Kaisha Ltd.	4,289	197,111
Toyota Industries Corp.	5,012	365,860
Toyota Motor Corp.	295,912	5,060,663

	Shares	Value
Common Stocks (continued)
Japan (continued)
Toyota Tsusho Corp.	6,447	$336,558
Trend Micro, Inc.	4,163	155,090
Unicharm Corp.	10,940	369,928
USS Co., Ltd.	9,951	172,580
West Japan Railway Co.	7,418	281,448
Yakult Honsha Co., Ltd.	9,082	213,310
Yamaha Corp.	5,279	138,698
Yamaha Motor Co., Ltd.	10,729	257,660
Yamato Holdings Co., Ltd.	10,245	169,391
Yaskawa Electric Corp.	8,053	259,332
Yokogawa Electric Corp.	8,792	157,472
Zenkoku Hosho Co., Ltd.	3,441	109,402
Total Japan		92,277,854
Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	3,939	90,887
Luxembourg — 0.1%
ArcelorMittal SA	13,755	303,576
Eurofins Scientific SE(a)	3,176	160,568
Total Luxembourg		464,144
Macau — 0.1%
Galaxy Entertainment Group Ltd.	60,751	340,456
MGM China Holdings Ltd.*	28,811	35,753
Sands China Ltd.*	67,155	180,234
Total Macau		556,443
Mexico — 0.0%(b)
Fresnillo PLC	4,502	30,254
Netherlands — 5.0%
Adyen NV*	738	494,486
Aegon Ltd.(a)	53,183	257,688
Akzo Nobel NV	4,601	307,651
Argenx SE*(a)	1,512	709,756
ASM International NV	1,248	512,486
ASML Holding NV(a)	9,803	5,857,533
ASR Nederland NV	5,171	192,395
BE Semiconductor Industries NV	2,202	226,468
Euronext NV	2,206	153,429
EXOR NV	1,920	164,264
Heineken Holding NV	3,636	275,947
Heineken NV	6,833	612,036
IMCD NV	1,482	177,796
ING Groep NV	93,477	1,188,434
Koninklijke Ahold Delhaize NV	25,314	749,196
Koninklijke KPN NV	85,560	287,138
Koninklijke Philips NV*	23,093	436,879
NN Group NV	8,340	266,754
Randstad NV	3,410	176,038
Shell PLC	166,717	5,353,920
Universal Music Group NV	20,368	497,321
Wolters Kluwer NV	6,441	824,469
Total Netherlands		19,722,084
New Zealand — 0.3%
Auckland International Airport Ltd.	51,332	219,152
Contact Energy Ltd.	35,190	159,447
Fisher & Paykel Healthcare Corp., Ltd.	19,755	239,117
Mainfreight Ltd.	3,665	122,021
Meridian Energy Ltd.	43,220	121,421

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
New Zealand (continued)
Spark New Zealand Ltd.	82,210	$237,652
Xero Ltd.*	2,017	136,250
Total New Zealand		1,235,060
Nigeria — 0.0%(b)
Airtel Africa PLC	38,871	53,441
Norway — 0.7%
Aker BP ASA	8,428	242,240
DNB Bank ASA	28,129	506,849
Equinor ASA	22,987	770,472
Mowi ASA	13,734	222,882
Norsk Hydro ASA	39,105	222,903
Orkla ASA	28,684	197,548
Schibsted ASA, Class A	5,737	114,620
Telenor ASA	19,858	202,905
TOMRA Systems ASA	7,319	57,849
Total Norway		2,538,268
Poland — 0.3%
Dino Polska SA*	1,705	161,235
InPost SA*	3,062	30,190
KGHM Polska Miedz SA	6,074	161,795
ORLEN SA	19,010	299,992
Powszechna Kasa Oszczednosci Bank Polski SA*	31,482	325,130
Powszechny Zaklad Ubezpieczen SA	21,809	246,399
Total Poland		1,224,741
Portugal — 0.2%
EDP - Energias de Portugal SA	79,393	333,157
Galp Energia SGPS SA	15,065	226,277
Jeronimo Martins SGPS SA	3,798	87,436
Total Portugal		646,870
Singapore — 1.4%
CapitaLand Ascendas REIT	158,913	301,576
CapitaLand Ascott Trust	43,622	28,656
CapitaLand Integrated Commercial Trust	217,814	279,809
Capitaland Investment Ltd.	89,712	192,514
DBS Group Holdings Ltd.	46,377	1,111,992
Genting Singapore Ltd.	247,565	155,400
Keppel Corp., Ltd.	52,857	239,584
Keppel REIT	10,571	6,134
Mapletree Industrial Trust	121,804	191,145
Oversea-Chinese Banking Corp., Ltd.	92,778	858,673
Seatrium Ltd.*	1,372,198	112,176
Singapore Exchange Ltd.	32,046	221,507
Singapore Technologies Engineering Ltd.	75,441	207,042
Singapore Telecommunications Ltd.	224,772	390,465
STMicroelectronics NV	16,623	632,189
United Overseas Bank Ltd.	32,239	635,815
Total Singapore		5,564,677
South Africa — 0.2%
Anglo American PLC	30,942	787,161
South Korea — 4.6%
Amorepacific Corp.	1,308	122,418
Celltrion Healthcare Co., Ltd.	3,454	170,072
Celltrion, Inc.	3,219	356,329

	Shares	Value
Common Stocks (continued)
South Korea (continued)
CJ CheilJedang Corp.	529	$110,653
Coway Co., Ltd.	5,009	160,223
DB Insurance Co., Ltd.	1,997	129,974
Delivery Hero SE*	4,995	126,555
Doosan Enerbility Co., Ltd.*	13,806	137,186
Ecopro BM Co., Ltd.	1,239	179,995
Ecopro Co., Ltd.	497	228,159
Hana Financial Group, Inc.	9,456	274,462
Hankook Tire & Technology Co., Ltd.	5,213	147,449
Hanwha Aerospace Co., Ltd.	1,303	97,444
Hanwha Galleria Corp.*	3,167	2,364
Hanwha Ocean Co., Ltd.*	2,105	36,784
Hanwha Solutions Corp.*	4,380	92,916
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.*	1,553	103,836
HLB, Inc.*	4,495	96,354
HMM Co., Ltd.	13,000	140,247
Hyundai Mobis Co., Ltd.	10	1,544
Hyundai Motor Co.	4,719	592,954
Industrial Bank of Korea	23,902	197,686
Kakao Corp.	9,178	256,879
KakaoBank Corp.	7,642	102,757
KB Financial Group, Inc.	11,230	428,229
Kia Corp.	7,505	427,333
Korea Electric Power Corp.*	10,364	129,843
Korea Zinc Co., Ltd.	400	138,906
Korean Air Lines Co., Ltd.	10,297	156,298
Krafton, Inc.*	1,103	133,776
KT&G Corp.	4,539	286,681
L&F Co., Ltd.	4	386
LG Chem Ltd.	1,365	444,708
LG Corp.	4,143	236,822
LG Display Co., Ltd.*	62	560
LG Electronics, Inc.	20	1,476
LG Energy Solution Ltd.*	1,094	312,271
LG H&H Co., Ltd.	379	88,538
LG Innotek Co., Ltd.	665	109,803
Meritz Financial Group, Inc.*	3,235	120,245
NAVER Corp.	3,973	551,287
NCSoft Corp.	674	116,031
POSCO Future M Co., Ltd.	798	139,741
POSCO Holdings, Inc.	2,050	624,616
Samsung Biologics Co., Ltd.*	613	321,807
Samsung C&T Corp.	3,596	284,101
Samsung Electro-Mechanics Co., Ltd.	2,063	189,871
Samsung Electronics Co., Ltd.	119,108	5,900,059
Samsung Fire & Marine Insurance Co., Ltd.	1,269	242,891
Samsung SDI Co., Ltd.	1,427	449,586
Samsung SDS Co., Ltd.	1,948	199,336
Shinhan Financial Group Co., Ltd.	15,277	393,081
SK Hynix, Inc.	14,066	1,211,266
SK Innovation Co., Ltd.*	1,707	154,452
SK Square Co., Ltd.*	5,034	158,600
SK, Inc.	1,450	152,456
Woori Financial Group, Inc.	28,256	248,970
Total South Korea		18,219,266

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	8,324	$300,645
Aena SME SA	2,001	289,235
Amadeus IT Group SA	11,037	627,873
Banco Bilbao Vizcaya Argentaria SA	159,902	1,254,445
Banco Santander SA(a)	423,846	1,552,792
Bankinter SA	23,689	149,285
CaixaBank SA	103,641	420,121
Cellnex Telecom SA*	14,407	422,128
EDP Renovaveis SA(a)	5,065	81,323
Endesa SA	8,294	155,742
Grifols SA*	11,991	134,160
Iberdrola SA	150,208	1,667,090
Industria de Diseno Textil SA(a)	27,385	942,194
Naturgy Energy Group SA	4,158	117,347
Red Electrica Corp. SA	12,039	187,125
Repsol SA	34,358	502,076
Telefonica SA	135,793	523,324
Total Spain		9,326,905
Sweden — 2.7%
Alfa Laval AB	9,379	302,710
Assa Abloy AB, B Shares	26,268	558,386
Atlas Copco AB, A Shares	64,702	835,078
Atlas Copco AB, B Shares	39,438	441,410
Boliden AB	8,555	218,801
Castellum AB(a)	15,802	150,699
Epiroc AB, B Shares(a)	10,969	151,880
Epiroc AB, A Shares	16,982	278,913
EQT AB(a)	11,614	210,915
Essity AB, B Shares	16,250	369,865
Evolution AB	5,000	443,897
Getinge AB, B Shares	6,882	123,440
Hexagon AB, B Shares	55,560	451,038
Husqvarna AB, B Shares	16,679	107,634
Industrivarden AB, A Shares	12,854	331,571
Indutrade AB	9,688	170,952
Investor AB, B Shares	53,098	971,411
Kinnevik AB, B Shares*	11,030	93,767
Nibe Industrier AB, B Shares(a)	40,803	234,388
Saab AB, B Shares	3,219	164,801
Sandvik AB	29,706	504,111
Skandinaviska Enskilda Banken AB, A Shares	43,965	489,127
Skanska AB, B Shares	12,750	190,976
SKF AB, B Shares	12,213	196,870
Svenska Cellulosa AB SCA, B Shares(a)	18,126	248,139
Svenska Handelsbanken AB, A Shares	42,114	358,091
Swedbank AB, A Shares	27,045	442,373
Tele2 AB, B Shares	21,125	149,636
Telefonaktiebolaget LM Ericsson, B Shares	74,640	334,097
Telia Co. AB(a)	83,419	176,281
Trelleborg AB, B Shares	8,906	224,471
Volvo AB, B Shares	44,262	875,126
Total Sweden		10,800,854
Switzerland — 5.5%
ABB Ltd.	39,166	1,310,052
Adecco Group AG	4,639	174,539

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Alcon, Inc.	12,435	$885,706
Baloise Holding AG	1,479	211,599
Barry Callebaut AG(a)	69	104,252
Belimo Holding AG	212	88,756
Chocoladefabriken Lindt & Spruengli AG	51	563,211
Cie Financiere Richemont SA, Class A	13,107	1,539,628
Clariant AG*	8,955	126,642
DSM-Firmenich AG	4,224	382,141
EMS-Chemie Holding AG(a)	208	141,706
Geberit AG	929	430,583
Givaudan SA	225	746,662
Julius Baer Group Ltd.	5,982	352,327
Kuehne + Nagel International AG	1,210	325,087
Logitech International SA	4,404	344,364
Lonza Group AG	1,891	658,281
Novartis AG	51,171	4,753,581
Partners Group Holding AG	569	598,230
PSP Swiss Property AG	1,573	193,071
Sandoz Group AG*	10,177	264,476
Schindler Holding AG, Participating Certificate	1,426	287,065
SGS SA	4,219	342,972
SIG Group AG*	9,184	201,734
Sika AG	3,538	843,242
Sonova Holding AG	1,454	342,710
Straumann Holding AG	2,855	335,522
Swatch Group AG (The), Bearer	956	243,924
Swiss Life Holding AG	858	548,524
Swiss Prime Site AG(a)	2,452	227,404
Swisscom AG	673	402,299
Tecan Group AG	410	117,317
Temenos AG	1,671	119,608
UBS Group AG	71,964	1,678,013
VAT Group AG(a)	669	235,754
Zurich Insurance Group AG	3,610	1,708,111
Total Switzerland		21,829,093
United Kingdom — 10.5%
3i Group PLC	24,645	578,519
abrdn PLC	64,173	121,984
Ashtead Group PLC	11,306	645,352
Associated British Foods PLC	9,311	228,905
AstraZeneca PLC	36,416	4,529,353
Auto Trader Group PLC	26,192	197,433
Aviva PLC	68,916	332,496
B&M European Value Retail SA	24,783	159,025
BAE Systems PLC	79,838	1,069,544
Barclays PLC	401,924	641,830
Barratt Developments PLC	30,988	155,636
Berkeley Group Holdings PLC	3,093	151,479
BP PLC	429,421	2,618,942
British American Tobacco PLC	54,648	1,627,305
British Land Co. PLC (The)	29,271	105,668
BT Group PLC	176,884	242,005
Bunzl PLC	9,807	348,915
Burberry Group PLC	11,187	229,686
Centrica PLC	145,542	277,803
CK Hutchison Holdings Ltd.	72,674	367,336

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
CNH Industrial NV	26,961	$298,230
Compass Group PLC	44,360	1,115,863
Croda International PLC	3,545	188,327
DCC PLC	2,741	151,834
Dechra Pharmaceuticals PLC	3,192	147,496
Diageo PLC	55,364	2,087,319
Dowlais Group PLC	38,808	47,091
Entain PLC	16,099	181,756
Halma PLC	9,544	213,672
Howden Joinery Group PLC	17,965	138,994
HSBC Holdings PLC	493,503	3,546,922
IMI PLC	8,042	142,962
Imperial Brands PLC	24,487	520,286
Informa PLC	41,838	361,266
InterContinental Hotels Group PLC	5,420	382,116
Intermediate Capital Group PLC	8,509	134,692
Intertek Group PLC	4,529	210,100
JD Sports Fashion PLC	74,428	115,151
Johnson Matthey PLC	4,948	89,702
Kingfisher PLC	57,864	147,311
Land Securities Group PLC	23,466	162,021
Legal & General Group PLC	145,761	373,909
Lloyds Banking Group PLC	1,651,829	800,559
London Stock Exchange Group PLC	10,104	1,015,182
M&G PLC	71,606	172,216
Melrose Industries PLC	38,799	219,866
National Grid PLC	88,244	1,047,877
NatWest Group PLC	125,040	270,381
Next PLC	3,442	287,523
Pearson PLC	21,588	249,280
Persimmon PLC	8,845	109,046
Reckitt Benckiser Group PLC	17,212	1,149,138
RELX PLC	46,162	1,606,512
Rentokil Initial PLC	66,973	338,725
Rightmove PLC	25,171	144,471
Rolls-Royce Holdings PLC*	223,720	584,751
Sage Group PLC (The)	28,851	339,798
Schroders PLC	14,937	66,936
Segro PLC	31,406	271,644
Severn Trent PLC	6,861	221,124
Smith & Nephew PLC	23,291	260,240
Smiths Group PLC	11,568	226,489
Spirax-Sarco Engineering PLC	1,978	196,624
SSE PLC	26,199	519,148
St James’s Place PLC	13,730	106,561
Standard Chartered PLC	60,294	460,930
Tate & Lyle PLC	15,242	116,613
Taylor Wimpey PLC	108,672	146,109
Tesco PLC	186,764	611,215
Unilever PLC	61,730	2,913,093
United Utilities Group PLC	18,500	238,630
Vodafone Group PLC	562,366	516,577
Weir Group PLC (The)	7,847	162,539
Whitbread PLC	6,677	269,640
Wise PLC, Class A*	18,131	146,438
WPP PLC	30,094	258,032
Total United Kingdom		41,430,143

	Shares	Value
Common Stocks (continued)
United States — 6.8%
Amcor PLC	42,295	$370,624
CRH PLC	19,599	1,051,416
CSL Ltd.	12,096	1,779,477
Experian PLC	22,321	674,695
Ferguson PLC	5,489	821,252
Ferrovial SE	13,733	412,830
GSK PLC	96,518	1,706,896
Haleon PLC	124,503	497,800
Holcim AG*	13,350	822,667
James Hardie Industries PLC*	11,845	293,163
Nestle SA(c)	65,511	7,058,962
QIAGEN NV*	6,140	227,929
Roche Holding AG	17,714	4,551,859
Samsonite International SA*	42,025	129,975
Sanofi SA	26,785	2,426,326
Schneider Electric SE	13,401	2,053,629
Stellantis NV	51,129	951,167
Swiss Re AG	7,333	798,689
Tenaris SA	13,183	208,251
Total United States		26,837,607
Total Common Stocks (Cost $409,266,806)		390,671,857
Preferred Stocks — 0.4%
Germany — 0.2%
Henkel AG & Co. KGaA, 2.72%	4,881	351,241
Sartorius AG, 0.61%(a)	696	173,766
Volkswagen AG, 27.97%	5,690	600,413
Total Germany		1,125,420
South Korea — 0.2%
Samsung Electronics Co., Ltd., 2.60%	20,092	797,402
Total Preferred Stocks (Cost $2,313,287)		1,922,822
Short-Term Investment — 1.2%
Money Market Fund — 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(d)(e) (Cost $4,571,666)	4,571,666	4,571,666
Total Investments — 100.4% (Cost $416,151,759)		397,166,345
Other Assets and Liabilities, Net — (0.4)%		(1,777,925)
Net Assets — 100%		$395,388,420

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,097,196; total market value of collateral held by the Fund was $8,585,746. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $4,014,080.

(b)Less than 0.05%.

(c)All or a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $1,831,789.

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2023 (unaudited)

(d)Reflects the 1-day yield at October 31, 2023.

(e)Represents security purchased with cash collateral received for securities on loan.

Forward Foreign Currency Contracts Outstanding as of October 31, 2023:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2023	Unrealized Appreciation
Swiss Franc	11/06/23	Morgan Stanley	16,672,225	$18,329,505	$18,332,477	$2,972
Danish Krone	11/06/23	Morgan Stanley	41,563,187	5,887,840	5,887,876	36
Euro	11/06/23	Morgan Stanley	57,376,662	60,661,419	60,662,780	1,361
Israeli Shekel	11/06/23	Morgan Stanley	4,646,088	1,148,706	1,148,740	34
Japanese Yen	11/06/23	Morgan Stanley	7,212,541,611	47,657,606	47,672,945	15,339
South Korean Won#	11/06/23	Morgan Stanley	13,604,300,985	10,052,464	10,076,447	23,983
Polish Zloty	11/06/23	Morgan Stanley	2,202,630	522,623	522,654	31
Singapore Dollar	11/06/23	Morgan Stanley	3,596,474	2,625,783	2,625,805	22
Unrealized Appreciation				$146,885,946	$146,929,724	$43,778

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2023	Unrealized Appreciation
Australian Dollar	11/06/23	Morgan Stanley	(23,440,564)	$(15,141,659)	$(14,844,502)	$297,157
Swiss Franc	11/06/23	Morgan Stanley	(189,247)	(210,383)	(208,092)	2,291
Danish Krone	11/06/23	Morgan Stanley	(41,324,038)	(5,876,657)	(5,853,998)	22,659
Euro	11/06/23	Morgan Stanley	(57,042,754)	(60,475,657)	(60,309,748)	165,909
British Pound	11/06/23	Morgan Stanley	(24,797,700)	(30,268,150)	(30,091,740)	176,410
Hong Kong Dollar	11/06/23	Morgan Stanley	(202,766)	(25,924)	(25,918)	6
Hong Kong Dollar	12/06/23	Morgan Stanley	(35,329,230)	(4,518,595)	(4,518,517)	78
Israeli Shekel	11/06/23	Morgan Stanley	(4,646,112)	(1,218,184)	(1,148,746)	69,438
Japanese Yen	11/06/23	Morgan Stanley	(7,253,021,928)	(48,866,176)	(47,940,509)	925,667
Norwegian Krone	11/06/23	Morgan Stanley	(15,672,758)	(1,473,257)	(1,403,168)	70,089
New Zealand Dollar	11/06/23	Morgan Stanley	(991,417)	(595,543)	(576,668)	18,875
New Zealand Dollar	12/06/23	Morgan Stanley	(944,564)	(549,474)	(549,472)	2
Polish Zloty	12/06/23	Morgan Stanley	(2,525,484)	(599,006)	(598,843)	163
Swedish Krona	11/06/23	Morgan Stanley	(63,117,046)	(5,815,209)	(5,650,669)	164,540
Singapore Dollar	11/06/23	Morgan Stanley	(3,600,785)	(2,641,484)	(2,628,952)	12,532
Unrealized Appreciation				$(178,275,358)	$(176,349,542)	$1,925,816
Total Unrealized Appreciation						$1,969,594

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2023	Unrealized (Depreciation)
Australian Dollar	11/06/23	Morgan Stanley	23,572,612	$14,929,170	$14,928,126	$(1,044)
Swiss Franc	11/06/23	Morgan Stanley	94,932	105,325	104,386	(939)
Danish Krone	11/06/23	Morgan Stanley	241,367	34,354	34,192	(162)
Euro	11/06/23	Morgan Stanley	329,545	350,048	348,419	(1,629)
Great British Pound	11/06/23	Morgan Stanley	24,939,563	30,266,151	30,263,889	(2,262)
Hong Kong Dollar	11/06/23	Morgan Stanley	36,171,172	4,623,437	4,623,409	(28)
Israeli Shekel	11/06/23	Morgan Stanley	25,833	6,395	6,387	(8)
Japanese Yen	11/06/23	Morgan Stanley	40,480,317	271,882	267,564	(4,318)
South Korean Won#	11/06/23	Morgan Stanley	77,223,508	57,336	57,198	(138)
Norwegian Krone	11/06/23	Morgan Stanley	15,672,758	1,403,236	1,403,168	(68)
New Zealand Dollar	11/06/23	Morgan Stanley	991,417	576,706	576,668	(38)
Polish Zloty	11/06/23	Morgan Stanley	12,732	3,035	3,021	(14)
Swedish Krona	11/06/23	Morgan Stanley	63,117,046	5,650,859	5,650,669	(190)
Singapore Dollar	11/06/23	Morgan Stanley	24,628	18,065	17,981	(84)
Unrealized Depreciation				$58,295,999	$58,285,077	$(10,922)

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2023 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2023	Unrealized (Depreciation)
Australian Dollar	11/06/23	Morgan Stanley	(132,048)	$(83,406)	$(83,624)	$(218)
Australian Dollar	12/06/23	Morgan Stanley	(22,320,036)	(14,145,791)	(14,149,479)	(3,688)
Swiss Franc	11/06/23	Morgan Stanley	(16,577,910)	(18,185,454)	(18,228,770)	(43,316)
Swiss Franc	12/06/23	Morgan Stanley	(15,777,965)	(17,398,304)	(17,409,125)	(10,821)
Danish Krone	11/06/23	Morgan Stanley	(480,516)	(67,869)	(68,070)	(201)
Danish Krone	12/06/23	Morgan Stanley	(41,454,939)	(5,880,854)	(5,882,307)	(1,453)
Euro	11/06/23	Morgan Stanley	(663,453)	(698,677)	(701,451)	(2,774)
Euro	12/06/23	Morgan Stanley	(55,201,784)	(58,424,851)	(58,442,691)	(17,840)
British Pound	11/06/23	Morgan Stanley	(141,863)	(171,894)	(172,149)	(255)
British Pound	12/06/23	Morgan Stanley	(23,757,060)	(28,832,589)	(28,835,163)	(2,574)
Hong Kong Dollar	11/06/23	Morgan Stanley	(35,968,406)	(4,595,481)	(4,597,491)	(2,010)
Israeli Shekel	11/06/23	Morgan Stanley	(25,809)	(6,351)	(6,381)	(30)
Israeli Shekel	12/06/23	Morgan Stanley	(4,162,266)	(1,030,373)	(1,030,696)	(323)
Japanese Yen	12/06/23	Morgan Stanley	(6,987,509,833)	(46,384,555)	(46,423,716)	(39,161)
South Korean Won#	11/06/23	Morgan Stanley	(13,681,524,493)	(10,122,953)	(10,133,645)	(10,692)
South Korean Won#	12/06/23	Morgan Stanley	(12,756,020,738)	(9,437,789)	(9,464,126)	(26,337)
Norwegian Krone	12/06/23	Morgan Stanley	(15,233,941)	(1,365,097)	(1,365,151)	(54)
Polish Zloty	11/06/23	Morgan Stanley	(2,215,362)	(507,087)	(525,675)	(18,588)
Swedish Krona	12/06/23	Morgan Stanley	(60,320,243)	(5,406,612)	(5,407,854)	(1,242)
Singapore Dollar	11/06/23	Morgan Stanley	(20,317)	(14,810)	(14,834)	(24)
Singapore Dollar	12/06/23	Morgan Stanley	(3,471,945)	(2,538,155)	(2,538,382)	(227)
Unrealized Depreciation				$(225,298,952)	$(225,480,780)	$(181,828)
Total Unrealized Depreciation						$(192,750)
Net Unrealized Appreciation (Depreciation)						$1,776,844

The total value of securities segregated as collateral for forward foreign currency contracts with counterparty Morgan Stanley amounted to $1,831,789 at October 31, 2023.

#Non-deliverable forward.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$390,484,228	$187,629	$—	$390,671,857
Preferred Stocks	1,922,822	—	—	1,922,822
Short-Term Investment:
Money Market Fund	4,571,666	—	—	4,571,666
Total Investments in Securities	396,978,716	187,629	—	397,166,345
Other Financial Instruments:(g)
Forward Foreign Currency Contracts	—	1,969,594	—	1,969,594
Total Investments in Securities and Other Financial Instruments	$397,166,345	$1,969,594	$—	$399,135,939
Liability Valuation Inputs
Other Financial Instruments:(g)
Forward Foreign Currency Contracts	$—	$(192,750)	$—	$(192,750)

(f) For a complete listing of investments and their countries, see the Schedule of Investments.

(g) Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ U.S. Mid Cap R&D Leaders ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 11.9%
Electronic Arts, Inc.	1,143	$141,492
Pinterest, Inc., Class A*	1,813	54,172
Playtika Holding Corp.*	2,457	20,639
ROBLOX Corp., Class A*	2,262	71,954
Roku, Inc.*	632	37,648
Spotify Technology SA*	622	102,481
Take-Two Interactive Software, Inc.*	385	51,494
Total Communication Services		479,880
Consumer Discretionary — 12.3%
Aptiv PLC*	642	55,982
BorgWarner, Inc.	1,129	41,660
DoorDash, Inc., Class A*	532	39,873
eBay, Inc.	1,884	73,909
Etsy, Inc.*	415	25,855
Expedia Group, Inc.*	708	67,465
Garmin Ltd.	482	49,420
Lucid Group, Inc.*(a)	8,913	36,722
Polaris, Inc.	214	18,494
Rivian Automotive, Inc., Class A*(a)	4,044	65,594
Whirlpool Corp.	198	20,703
Total Consumer Discretionary		495,677
Energy — 0.8%
Baker Hughes Co.	903	31,081
Financials — 3.4%
Affirm Holdings, Inc.*	1,484	26,133
Block, Inc.*	2,717	109,360
Total Financials		135,493
Health Care — 24.9%
Agilent Technologies, Inc.	246	25,429
Alnylam Pharmaceuticals, Inc.*	313	47,513
Apellis Pharmaceuticals, Inc.*	529	25,741
Baxter International, Inc.	942	30,549
Biogen, Inc.*	473	112,356
BioMarin Pharmaceutical, Inc.*	453	36,897
Dexcom, Inc.*	283	25,139
Exact Sciences Corp.*	295	18,169
Exelixis, Inc.*	2,700	55,593
Illumina, Inc.*	548	59,962
Incyte Corp.*	1,589	85,695
Ionis Pharmaceuticals, Inc.*	1,258	55,692
Jazz Pharmaceuticals PLC*	319	40,519
Mirati Therapeutics, Inc.*	923	51,254
Neurocrine Biosciences, Inc.*	258	28,623
Organon & Co.	1,572	23,250
Roivant Sciences Ltd.*	2,677	23,129
Sarepta Therapeutics, Inc.*	439	29,549
Seagen, Inc.*	422	89,806
Ultragenyx Pharmaceutical, Inc.*	1,132	40,073
Veeva Systems, Inc., Class A*	162	31,219
Viatris, Inc.	4,491	39,970
Zimmer Biomet Holdings, Inc.	212	22,135
Total Health Care		998,262
Industrials — 8.4%
AGCO Corp.	237	27,174
Carrier Global Corp.	628	29,931
CNH Industrial NV	4,226	46,402
Cummins, Inc.	353	76,354

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Fortive Corp.	311	$20,302
Lyft, Inc., Class A*	4,090	37,505
PACCAR, Inc.	263	21,705
Rockwell Automation, Inc.	91	23,916
SS&C Technologies Holdings, Inc.	365	18,341
Textron, Inc.	463	35,188
Total Industrials		336,818
Information Technology — 33.0%
Akamai Technologies, Inc.*	164	16,946
ANSYS, Inc.*	66	18,365
AppLovin Corp., Class A*(a)	539	19,641
Ciena Corp.*	759	32,030
Cirrus Logic, Inc.*	274	18,339
Coherent Corp.*	677	20,039
Corning, Inc.	1,521	40,702
Crowdstrike Holdings, Inc., Class A*	188	33,233
Datadog, Inc., Class A*	417	33,973
DocuSign, Inc.*	495	19,246
Dropbox, Inc., Class A*	1,579	41,528
F5, Inc.*	153	23,193
GLOBALFOUNDRIES, Inc.*	341	16,920
GoDaddy, Inc., Class A*	486	35,590
Hewlett Packard Enterprise Co.	5,912	90,927
HP, Inc.	2,598	68,405
HubSpot, Inc.*	46	19,493
Juniper Networks, Inc.	2,293	61,728
Keysight Technologies, Inc.*	389	47,477
Marvell Technology, Inc.	1,496	70,641
Microchip Technology, Inc.	653	46,552
MongoDB, Inc.*	56	19,297
NetApp, Inc.	547	39,811
Nutanix, Inc., Class A*	724	26,202
Okta, Inc.*	334	22,515
ON Semiconductor Corp.*	268	16,788
Palantir Technologies, Inc., Class A*	1,073	15,880
PTC, Inc.*	119	16,710
Pure Storage, Inc., Class A*	893	30,192
Qorvo, Inc.*	297	25,964
Skyworks Solutions, Inc.	274	23,767
Splunk, Inc.*	352	51,800
Teradyne, Inc.	200	16,654
Trimble, Inc.*	682	32,143
Twilio, Inc., Class A*	720	36,907
Unity Software, Inc.*	1,302	33,032
Western Digital Corp.*	2,034	81,665
Zebra Technologies Corp., Class A*	131	27,435
Zoom Video Communications, Inc., Class A*	533	31,969
Total Information Technology		1,323,699
Materials — 4.6%
Corteva, Inc.	1,450	69,803
DuPont de Nemours, Inc.	397	28,933
Ginkgo Bioworks Holdings, Inc.*	21,349	29,248
International Flavors & Fragrances, Inc.	519	35,474
PPG Industries, Inc.	190	23,326
Total Materials		186,784

See notes to financial statements.

Schedule of Investments — IQ U.S. Mid Cap R&D Leaders ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate — 0.6%
Zillow Group, Inc., Class C*	679	$24,614
Total Common Stocks (Cost $4,558,934)		4,012,308
Short-Term Investments — 0.9%
Money Market Funds — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(b)(c)	33,319	33,319
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(b)	1,449	1,449
Total Short-Term Investments (Cost $34,768)		34,768

	Shares	Value
Total Investments — 100.8% (Cost $4,593,702)		$4,047,076
Other Assets and Liabilities, Net — (0.8)%		(33,547)
Net Assets — 100%		$4,013,529

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $115,503; total market value of collateral held by the Fund was $115,947. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $82,628.

(b)Reflects the 1-day yield at October 31, 2023.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,012,308	$—	$—	$4,012,308
Short-Term Investments:
Money Market Funds	34,768	—	—	34,768
Total Investments in Securities	$4,047,076	$—	$—	$4,047,076

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ U.S. Large Cap R&D Leaders ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 16.3%
Alphabet, Inc., Class A*	3,358	$416,661
AT&T, Inc.	892	13,737
Electronic Arts, Inc.	214	26,491
Meta Platforms, Inc., Class A*	885	266,624
Netflix, Inc.*	75	30,877
Pinterest, Inc., Class A*	452	13,506
ROBLOX Corp., Class A*	423	13,455
Spotify Technology SA*	116	19,112
Total Communication Services		800,463
Consumer Discretionary — 13.2%
Airbnb, Inc., Class A*	126	14,905
Amazon.com, Inc.*	2,909	387,159
Aptiv PLC*	120	10,464
DoorDash, Inc., Class A*	133	9,968
eBay, Inc.	353	13,848
Expedia Group, Inc.*	132	12,578
Ford Motor Co.	6,834	66,631
General Motors Co.	3,189	89,930
Rivian Automotive, Inc., Class A*(a)	757	12,279
Tesla, Inc.*	131	26,310
Total Consumer Discretionary		644,072
Consumer Staples — 0.4%
Procter & Gamble Co. (The)	143	21,454
Financials — 1.0%
Block, Inc.*	509	20,488
PayPal Holdings, Inc.*	529	27,402
Total Financials		47,890
Health Care — 24.8%
Abbott Laboratories	306	28,932
AbbVie, Inc.	539	76,096
Alnylam Pharmaceuticals, Inc.*	59	8,956
Amgen, Inc.	194	49,606
Becton Dickinson & Co.	52	13,145
Biogen, Inc.*	88	20,904
Boston Scientific Corp.*	284	14,538
Bristol-Myers Squibb Co.	1,765	90,950
Danaher Corp.	74	14,209
Edwards Lifesciences Corp.*	150	9,558
Eli Lilly & Co.	156	86,413
Exelixis, Inc.*	505	10,398
GE HealthCare Technologies, Inc.	170	11,317
Gilead Sciences, Inc.	814	63,932
Illumina, Inc.*	103	11,270
Incyte Corp.*	298	16,071
Johnson & Johnson	1,021	151,455
Medtronic PLC	359	25,331
Merck & Co., Inc.	2,383	244,734
Moderna, Inc.*	379	28,789
Pfizer, Inc.	3,708	113,316
Regeneron Pharmaceuticals, Inc.*	50	38,995
Seagen, Inc.*	79	16,812
Stryker Corp.	52	14,051
Thermo Fisher Scientific, Inc.	31	13,788
Vertex Pharmaceuticals, Inc.*	106	38,384
Total Health Care		1,211,950

	Shares	Value
Common Stocks (continued)
Industrials — 5.1%
3M Co.	199	$18,099
Boeing Co. (The)*	162	30,265
Caterpillar, Inc.	74	16,728
CNH Industrial NV	791	8,685
Cummins, Inc.	66	14,276
Deere & Co.	58	21,191
General Electric Co.	225	24,442
Honeywell International, Inc.	84	15,394
Lockheed Martin Corp.	44	20,004
Northrop Grumman Corp.	31	14,614
RTX Corp.	394	32,067
Uber Technologies, Inc.*	715	30,945
Veralto Corp.*	24	1,656
Total Industrials		248,366
Information Technology — 38.8%
Adobe, Inc.*	70	37,244
Advanced Micro Devices, Inc.*	599	59,002
Analog Devices, Inc.	104	16,362
Apple, Inc.	1,854	316,608
Applied Materials, Inc.	241	31,896
Atlassian Corp., Class A*	98	17,703
Autodesk, Inc.*	67	13,241
Broadcom, Inc.	66	55,530
Cadence Design Systems, Inc.*	65	15,590
Cisco Systems, Inc.	1,489	77,622
Corning, Inc.	379	10,142
Dropbox, Inc., Class A*	393	10,336
Hewlett Packard Enterprise Co.	1,473	22,655
HP, Inc.	647	17,036
Intel Corp.	4,945	180,493
International Business Machines Corp.	494	71,452
Intuit, Inc.	52	25,737
Juniper Networks, Inc.	429	11,549
KLA Corp.	31	14,561
Lam Research Corp.	31	18,235
Marvell Technology, Inc.	373	17,613
Microchip Technology, Inc.	163	11,620
Micron Technology, Inc.	503	33,636
Microsoft Corp.	910	307,680
NVIDIA Corp.	197	80,337
Oracle Corp.	848	87,683
Palo Alto Networks, Inc.*	73	17,740
QUALCOMM, Inc.	865	94,276
Salesforce, Inc.*	248	49,806
ServiceNow, Inc.*	37	21,528
Snowflake, Inc., Class A*	70	10,159
Splunk, Inc.*	88	12,950
Synopsys, Inc.*	47	22,064
Texas Instruments, Inc.	122	17,325
Twilio, Inc., Class A*	179	9,176
Unity Software, Inc.*	324	8,220
VMware, Inc., Class A*(a)	225	32,771
Western Digital Corp.*	507	20,356
Workday, Inc., Class A*	109	23,076
Total Information Technology		1,901,010

See notes to financial statements.

Schedule of Investments — IQ U.S. Large Cap R&D Leaders ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials — 0.3%
Corteva, Inc.	271	$13,046
Total Common Stocks (Cost $4,897,063)		4,888,251
Short-Term Investments — 0.7%
Money Market Funds — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(b)(c)	31,416	31,416
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(b)	3,624	3,624
Total Short-Term Investments (Cost $35,040)		35,040

	Shares	Value
Total Investments — 100.6% (Cost $4,932,103)		$4,923,291
Other Assets and Liabilities, Net — (0.6)%		(28,228)
Net Assets — 100%		$4,895,063

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $42,606; total market value of collateral held by the Fund was $43,298. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $11,882.

(b)Reflects the 1-day yield at October 31, 2023.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,888,251	$—	$—	$4,888,251
Short-Term Investment:
Money Market Funds	35,040	—	—	35,040
Total Investments in Securities	$4,923,291	$—	$—	$4,923,291

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.(See Note 2)

See notes to financial statements.

Schedule of Investments — IQ Global Equity R&D Leaders ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 97.6%
Belgium — 0.2%
UCB SA	168	$12,263
Brazil — 0.1%
MercadoLibre, Inc.*	7	8,685
Canada — 0.2%
Constellation Software, Inc.	5	10,013
China — 8.3%
Alibaba Group Holding Ltd.*	6,198	63,409
Baidu, Inc., Class A*	1,737	22,799
BeiGene Ltd.*	930	13,466
BYD Co., Ltd., Class H	1,075	32,616
China Energy Engineering Corp., Ltd., Class H	125,677	13,653
China Petroleum & Chemical Corp., Class H	31,095	15,896
China Railway Group Ltd., Class H	69,929	32,978
Haier Smart Home Co., Ltd., Class H	4,135	11,838
JD.com, Inc., Class A	1,320	16,836
Kuaishou Technology*	2,010	12,934
Lenovo Group Ltd.	19,114	22,230
Li Auto, Inc., Class A*	508	8,680
Meituan, Class B*	1,704	24,086
Metallurgical Corp. of China Ltd., Class H	119,692	23,710
NetEase, Inc.	979	21,057
NIO, Inc., Class A*	1,592	11,780
NXP Semiconductors NV	87	15,001
PetroChina Co., Ltd., Class H	35,729	23,288
Tencent Holdings Ltd.	1,975	72,997
Trip.com Group Ltd.*	361	12,401
Weichai Power Co., Ltd., Class H	6,891	10,304
Xiaomi Corp., Class B*	14,311	25,642
ZTE Corp., Class H	9,025	20,046
Total China		527,647
Denmark — 0.5%
Novo Nordisk A/S, Class B	365	34,994
Finland — 0.6%
Nokia OYJ	10,655	35,364
France — 1.3%
Airbus SE	216	28,831
Dassault Systemes SE	292	11,980
L’Oreal SA	27	11,306
Renault SA	274	9,572
Thales SA	69	10,149
Valeo SE	740	9,730
Total France		81,568
Germany — 6.4%
BASF SE	419	19,281
Bayer AG	1,062	45,642
Bayerische Motoren Werke AG	644	59,651
Continental AG	549	35,653
Daimler Truck Holding AG	449	14,057
Infineon Technologies AG	529	15,363
Mercedes-Benz Group AG	801	46,930
Merck KGaA	135	20,313
SAP SE	436	58,409
Siemens AG	387	51,116

	Shares	Value
Common Stocks (continued)
Germany (continued)
Siemens Energy AG*(a)	775	$6,857
Siemens Healthineers AG	355	17,381
Traton SE	833	16,368
Total Germany		407,021
Italy — 0.1%
Telecom Italia SpA*	26,686	6,885
Japan — 8.6%
Aisin Corp.	371	12,744
Astellas Pharma, Inc.	1,152	14,453
Canon, Inc.	850	19,930
Chugai Pharmaceutical Co., Ltd.	347	10,219
Daiichi Sankyo Co., Ltd.	803	20,456
Denso Corp.	1,978	28,727
Eisai Co., Ltd.	189	9,935
FUJIFILM Holdings Corp.	163	8,829
Hitachi Ltd.	300	18,773
Honda Motor Co., Ltd.	4,954	49,280
Mazda Motor Corp.	893	8,397
Mitsubishi Chemical Group Corp.	1,398	7,829
Mitsubishi Electric Corp.	1,085	12,018
Nippon Telegraph & Telephone Corp.	13,537	15,803
Nissan Motor Co., Ltd.	5,798	21,723
Otsuka Holdings Co., Ltd.	505	16,839
Panasonic Holdings Corp.	2,559	22,118
Recruit Holdings Co., Ltd.	255	7,296
Renesas Electronics Corp.*	892	11,518
SoftBank Group Corp.	497	20,097
Sony Group Corp.	563	46,190
Sumitomo Chemical Co., Ltd.	4,211	10,622
Suzuki Motor Corp.	310	11,840
Takeda Pharmaceutical Co., Ltd.	1,293	34,689
TDK Corp.	300	11,010
Tokyo Electron Ltd.	84	10,957
Toshiba Corp.*	322	9,778
Toyota Motor Corp.	4,224	72,239
Total Japan		544,309
Netherlands — 1.0%
ASML Holding NV	58	34,657
Koninklijke Philips NV*	916	17,329
Shell PLC	327	10,501
Total Netherlands		62,487
Singapore — 0.3%
STMicroelectronics NV	428	16,277
South Korea — 4.3%
Hyundai Mobis Co., Ltd.	55	8,491
Hyundai Motor Co.	113	14,199
Kia Corp.	194	11,046
LG Chem Ltd.	30	9,774
LG Display Co., Ltd.*	928	8,376
LG Electronics, Inc.	270	19,932
NAVER Corp.	76	10,545
Samsung Electronics Co., Ltd.	3,315	164,210
SK Hynix, Inc.	298	25,662
Total South Korea		272,235

See notes to financial statements.

Schedule of Investments — IQ Global Equity R&D Leaders ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden — 0.9%
Telefonaktiebolaget LM Ericsson, B Shares	8,235	$36,861
Volvo AB, B Shares	1,066	21,076
Total Sweden		57,937
Switzerland — 1.3%
ABB Ltd.	301	10,068
Novartis AG	772	71,716
Sandoz Group AG*	153	3,976
Total Switzerland		85,760
Taiwan — 1.9%
Delta Electronics, Inc.	867	7,765
Hon Hai Precision Industry Co., Ltd.	10,006	29,770
MediaTek, Inc.	1,351	35,072
Taiwan Semiconductor Manufacturing Co., Ltd.	2,805	45,748
Total Taiwan		118,355
United Kingdom — 1.3%
AstraZeneca PLC	644	80,100
United States — 60.3%
3M Co.	136	12,369
Abbott Laboratories	212	20,045
AbbVie, Inc.	371	52,378
Adobe, Inc.*	49	26,071
Advanced Micro Devices, Inc.*	412	40,582
Airbnb, Inc., Class A*	87	10,291
Alphabet, Inc., Class A*	2,314	287,121
Amazon.com, Inc.*	2,724	362,537
Amgen, Inc.	135	34,520
Analog Devices, Inc.	71	11,170
Apple, Inc.	1,277	218,073
Applied Materials, Inc.	167	22,102
Aptiv PLC*	82	7,150
AT&T, Inc.	616	9,486
Atlassian Corp., Class A*	68	12,284
Autodesk, Inc.*	47	9,289
Becton Dickinson & Co.	37	9,353
Biogen, Inc.*	60	14,252
Block, Inc.*	351	14,128
Boeing Co. (The)*	112	20,924
Boston Scientific Corp.*	195	9,982
Bristol-Myers Squibb Co.	1,216	62,661
Broadcom, Inc.	46	38,703
Cadence Design Systems, Inc.*	45	10,793
Caterpillar, Inc.	51	11,529
Cisco Systems, Inc.	1,025	53,433
Corning, Inc.	261	6,984
Corteva, Inc.	187	9,002
CSL Ltd.	64	9,415
Cummins, Inc.	46	9,950
Danaher Corp.	51	9,793
Deere & Co.	39	14,249
eBay, Inc.	244	9,572
Edwards Lifesciences Corp.*	102	6,499
Electronic Arts, Inc.	147	18,197
Eli Lilly & Co.	107	59,271
Expedia Group, Inc.*	92	8,767
Ford Motor Co.	4,708	45,903

	Shares	Value
Common Stocks (continued)
United States (continued)
GE HealthCare Technologies, Inc.	117	$7,789
General Electric Co.	155	16,838
General Motors Co.	2,197	61,955
Gilead Sciences, Inc.	561	44,061
GSK PLC	3,259	57,635
Hewlett Packard Enterprise Co.	1,015	15,611
Honeywell International, Inc.	59	10,812
HP, Inc.	446	11,743
Illumina, Inc.*	70	7,659
Incyte Corp.*	205	11,056
Intel Corp.	3,407	124,356
International Business Machines Corp.	342	49,467
Intuit, Inc.	36	17,818
Johnson & Johnson	704	104,431
Juniper Networks, Inc.	296	7,968
KLA Corp.	22	10,333
Lam Research Corp.	21	12,353
Lockheed Martin Corp.	30	13,639
Marvell Technology, Inc.	256	12,088
Medtronic PLC	247	17,428
Merck & Co., Inc.	1,642	168,633
Meta Platforms, Inc., Class A*	890	268,130
Microchip Technology, Inc.	113	8,056
Micron Technology, Inc.	346	23,137
Microsoft Corp.	627	211,995
Moderna, Inc.*	261	19,826
Nestle SA	136	14,654
Netflix, Inc.*	51	20,996
Northrop Grumman Corp.	21	9,900
NVIDIA Corp.	136	55,461
Oracle Corp.	585	60,489
Palo Alto Networks, Inc.*	50	12,151
PayPal Holdings, Inc.*	365	18,907
Pfizer, Inc.	2,555	78,081
Pinterest, Inc., Class A*	310	9,263
Procter & Gamble Co. (The)	99	14,853
QUALCOMM, Inc.	597	65,067
Regeneron Pharmaceuticals, Inc.*	35	27,296
Rivian Automotive, Inc., Class A*(a)	522	8,467
ROBLOX Corp., Class A*	291	9,257
Roche Holding AG	448	115,120
RTX Corp.	271	22,057
Salesforce, Inc.*	171	34,342
Sanofi SA	575	52,087
Schneider Electric SE	90	13,792
Seagen, Inc.*	55	11,705
ServiceNow, Inc.*	26	15,128
Snowflake, Inc., Class A*	47	6,821
Spotify Technology SA*	81	13,346
Stellantis NV	2,644	49,187
Stryker Corp.	36	9,728
Synopsys, Inc.*	32	15,022
Tesla, Inc.*	91	18,276
Texas Instruments, Inc.	83	11,787
Thermo Fisher Scientific, Inc.	21	9,340
Twilio, Inc., Class A*	124	6,356
Uber Technologies, Inc.*	493	21,337
Unity Software, Inc.*	223	5,658

See notes to financial statements.

Schedule of Investments — IQ Global Equity R&D Leaders ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Veralto Corp.*	16	$1,104
Vertex Pharmaceuticals, Inc.*	72	26,072
VMware, Inc., Class A*(a)	156	22,721
Western Digital Corp.*	349	14,012
Workday, Inc., Class A*	75	15,878
Total United States		3,819,363
Total Common Stocks (Cost $7,050,146)		6,181,263
Preferred Stock — 2.0%
Germany — 2.0%
Volkswagen AG, 27.97% (Cost $195,949)	1,194	125,992
Warrants — 0.0%
Canada — 0.0%
Constellation Software, Inc., expires 8/22/28*(b) (Cost $0)	11	0
Short-Term Investments — 0.6%
Money Market Funds — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(c)(d)	30,935	30,935

	Shares	Value
Short-Term Investments (continued)
Money Market Funds (continued)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(c)	4,591	$4,591
Total Short-Term Investments (Cost $35,526)		35,526
Total Investments — 100.2% (Cost $7,281,621)		6,342,781
Other Assets and Liabilities, Net — (0.2)%		(14,094)
Net Assets — 100%		$6,328,687

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $38,133; total market value of collateral held by the Fund was $39,129. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $8,194.

(b)Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(c)Reflects the 1-day yield at October 31, 2023.

(d)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$6,181,263	$—	$—		$6,181,263
Preferred Stocks	125,992	—	—		125,992
Warrants	—	—	0	(f)	—
Short-Term Investments:
Money Market Funds	35,526	—	—		35,526
Total Investments in Securities	$6,342,781	$—	$0		$6,342,781

(e)For a complete listing of investments and their countries, see the Schedule of Investments.

(f)The Level 3 securities, valued in total at $0, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

See notes to financial statements.

Schedule of Investments — IQ Global Resources ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.5%
Australia — 12.8%
Australian Agricultural Co., Ltd.*	12,627	$9,954
BHP Group Ltd.	57,645	1,624,163
Champion Iron Ltd.	5,888	26,543
Evolution Mining Ltd.	20,886	47,210
Fortescue Metals Group Ltd.	35,010	494,316
Glencore PLC	145,496	768,263
Gold Road Resources Ltd.	12,247	14,694
IGO Ltd.	8,607	51,825
Iluka Resources Ltd.	4,832	22,150
Inghams Group Ltd.	7,785	18,139
Mineral Resources Ltd.	2,142	78,335
Northern Star Resources Ltd.	13,068	96,723
OceanaGold Corp.	8,039	13,434
Perseus Mining Ltd.	15,563	16,801
Ramelius Resources Ltd.	9,927	10,402
Regis Resources Ltd.*	8,590	9,409
Rio Tinto PLC	18,462	1,177,258
Santos Ltd.	13,409	65,118
Silver Lake Resources Ltd.*	10,581	7,034
South32 Ltd.	51,909	109,116
Woodside Energy Group Ltd.	7,700	167,027
Total Australia		4,827,914
Austria — 0.3%
OMV AG	1,328	58,057
voestalpine AG	2,019	50,279
Total Austria		108,336
Brazil — 1.0%
Wheaton Precious Metals Corp.	5,163	217,826
Yara International ASA	5,346	174,664
Total Brazil		392,490
Burkina Faso — 0.2%
Endeavour Mining PLC	2,853	58,303
IAMGOLD Corp.*	5,470	13,988
Total Burkina Faso		72,291
Canada — 8.2%
Agnico Eagle Mines Ltd.	5,211	244,137
Alamos Gold, Inc., Class A	4,496	55,607
B2Gold Corp.	12,249	39,176
Barrick Gold Corp.	20,038	319,713
Canadian Natural Resources Ltd.	4,488	284,685
Capstone Copper Corp.*	7,896	26,846
Cenovus Energy, Inc.	7,770	147,872
Centerra Gold, Inc.	2,494	12,665
Dundee Precious Metals, Inc.	2,171	14,215
Enbridge, Inc.	8,243	263,871
Equinox Gold Corp.*	3,511	15,352
First Majestic Silver Corp.	3,112	16,006
Fortuna Silver Mines, Inc.*	3,314	9,286
Imperial Oil Ltd.	2,377	135,317
K92 Mining, Inc.*	2,663	9,591
Kinross Gold Corp.	13,947	72,736
Lundin Gold, Inc.	2,691	32,410
Maple Leaf Foods, Inc.	2,556	50,835
New Gold, Inc.*	7,788	9,481
Nutrien Ltd.	10,656	571,697
Osisko Gold Royalties Ltd.	2,101	25,652
Pan American Silver Corp.	2,406	35,113

	Shares	Value
Common Stocks (continued)
Canada (continued)
Pembina Pipeline Corp.	2,238	$68,805
Premium Brands Holdings Corp.	935	60,131
Sandstorm Gold Ltd.	3,413	15,611
SSR Mining, Inc.	2,361	32,636
Suncor Energy, Inc.	5,444	176,114
TC Energy Corp.	4,143	142,532
Torex Gold Resources, Inc.*	979	9,429
Tourmaline Oil Corp.	1,378	72,789
Wesdome Gold Mines Ltd.*	1,647	8,803
West Fraser Timber Co., Ltd.	1,525	102,809
Total Canada		3,081,922
Chile — 0.6%
Antofagasta PLC	11,238	183,414
Lundin Mining Corp.	8,798	54,882
Total Chile		238,296
China — 3.2%
China Hongqiao Group Ltd.(a)	107,944	100,983
China Modern Dairy Holdings Ltd.	165,948	16,967
CMOC Group Ltd., Class H(a)	243,309	144,905
COFCO Joycome Foods Ltd.*(a)	81,809	19,029
Guangdong Investment Ltd.	59,888	40,871
MMG Ltd.*	98,425	29,057
Wilmar International Ltd.	130,890	340,110
Zhaojin Mining Industry Co., Ltd., Class H	37,256	46,566
Zijin Mining Group Co., Ltd., Class H	298,830	464,404
Total China		1,202,892
Denmark — 0.5%
Chr Hansen Holding A/S	2,759	187,740
Egypt — 0.0%(b)
Centamin PLC	13,167	13,173
Finland — 2.0%
Metso Outotec OYJ	9,408	82,597
Neste OYJ	3,123	104,676
Stora Enso OYJ, Class R	14,375	172,077
UPM-Kymmene OYJ	9,721	326,441
Valmet OYJ	3,359	75,128
Total Finland		760,919
France — 2.3%
TotalEnergies SE	10,086	673,772
Veolia Environnement SA	6,430	175,554
Total France		849,326
Germany — 0.3%
Aurubis AG	500	41,043
Suedzucker AG	4,280	64,693
Total Germany		105,736
Hong Kong — 0.1%
Vitasoy International Holdings Ltd.(a)	22,449	27,657
Indonesia — 0.2%
Golden Agri-Resources Ltd.	265,907	52,403
Nickel Industries Ltd.	31,086	14,663
Total Indonesia		67,066
Ireland — 0.8%
Kerry Group PLC, Class A	3,710	285,798

See notes to financial statements.

Schedule of Investments — IQ Global Resources ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy — 0.7%
Eni SpA	14,316	$233,458
Interpump Group SpA	997	41,521
Total Italy		274,979
Japan — 4.5%
Ajinomoto Co., Inc.	11,146	403,315
ARE Holdings, Inc.	904	11,401
Fuji Oil Holdings, Inc.	1,795	28,333
Itoham Yonekyu Holdings, Inc.	1,198	32,947
JFE Holdings, Inc.	6,599	90,829
Kagome Co., Ltd.	1,797	37,199
Kewpie Corp.	2,905	50,343
Kikkoman Corp.	4,002	225,171
NH Foods Ltd.	2,141	64,041
Nichirei Corp.	2,693	58,112
Nippon Steel Corp.	10,459	223,206
Nisshin Seifun Group, Inc.	6,217	93,474
Oji Holdings Corp.	18,009	76,510
Prima Meat Packers Ltd.	1,050	15,898
S Foods, Inc.	660	13,837
Sumitomo Metal Mining Co., Ltd.	3,123	86,940
Toyo Suisan Kaisha Ltd.	2,133	98,027
Yamazaki Baking Co., Ltd.	4,363	92,333
Total Japan		1,701,916
Luxembourg — 0.5%
ArcelorMittal SA	9,177	202,539
Mexico — 1.8%
Fresnillo PLC(a)	8,398	56,435
Southern Copper Corp.	8,811	624,700
Total Mexico		681,135
Netherlands — 2.7%
OCI NV	4,414	102,690
Shell PLC	28,371	911,102
Total Netherlands		1,013,792
New Zealand — 0.1%
Fletcher Building Ltd.	14,149	35,553
Norway — 1.5%
Equinor ASA	12,739	426,982
Norsk Hydro ASA	23,291	132,762
Total Norway		559,744
Portugal — 0.1%
Navigator Co. SA (The)	12,966	51,531
South Africa — 0.9%
Anglo American PLC	13,827	351,757
Spain — 0.2%
Befesa SA	453	13,187
Repsol SA	5,393	78,808
Total Spain		91,995
Sweden — 0.8%
AAK AB	5,452	103,451
Boliden AB	3,123	79,874
Holmen AB, B Shares	2,957	111,344
Total Sweden		294,669
Switzerland — 0.1%
Bell Food Group AG	130	38,569

	Shares	Value
Common Stocks (continued)
Turkey — 0.1%
Eldorado Gold Corp.*	2,098	$22,669
United Kingdom — 3.3%
Associated British Foods PLC	16,544	406,724
BP PLC	73,056	445,552
Cranswick PLC	1,122	47,570
Greggs PLC	2,131	61,285
Severn Trent PLC	2,306	74,320
Spirax-Sarco Engineering PLC	677	67,298
Tate & Lyle PLC	9,743	74,542
United Utilities Group PLC	6,249	80,605
Total United Kingdom		1,257,896
United States — 49.5%
Alcoa Corp.	2,017	51,716
American Water Works Co., Inc.	1,666	196,005
Archer-Daniels-Midland Co.	11,471	820,979
Armstrong World Industries, Inc.	833	63,216
ATI, Inc.*	1,460	55,144
Baker Hughes Co.	4,086	140,640
Boise Cascade Co.	720	67,500
Builders FirstSource, Inc.*	2,531	274,664
Bunge Ltd.	3,143	333,095
Campbell Soup Co.	6,271	253,411
Cheniere Energy, Inc.	997	165,921
Chevron Corp.	7,782	1,134,071
Cleveland-Cliffs, Inc.*	5,851	98,180
Coeur Mining, Inc.*	3,369	8,456
Commercial Metals Co.	1,335	56,457
Conagra Brands, Inc.	9,996	273,491
ConocoPhillips	4,974	590,911
Coterra Energy, Inc.	3,123	85,882
Devon Energy Corp.	2,651	123,457
Diamondback Energy, Inc.	732	117,354
Dover Corp.	1,279	166,206
Ecolab, Inc.	2,604	436,795
EOG Resources, Inc.	2,388	301,485
Essential Utilities, Inc.	2,414	80,772
Exxon Mobil Corp.	16,588	1,755,840
Flowers Foods, Inc.	4,426	97,062
FMC Corp.	2,623	139,544
Freeport-McMoRan, Inc.	16,294	550,411
Fresh Del Monte Produce, Inc.	1,003	25,075
General Mills, Inc.	12,340	805,062
Graco, Inc.	1,537	114,276
Hain Celestial Group, Inc. (The)*	1,876	20,730
Halliburton Co.	3,664	144,142
Hecla Mining Co.	6,831	27,802
Hess Corp.	1,244	179,634
Hormel Foods Corp.	11,459	372,990
IDEX Corp.	692	132,456
Ingredion, Inc.	1,377	128,860
International Paper Co.	6,383	215,299
J & J Snack Foods Corp.	405	63,427
Kellanova	7,168	361,769
Kinder Morgan, Inc.	9,134	147,971
Kraft Heinz Co. (The)	25,689	808,176
Louisiana-Pacific Corp.	1,310	67,177
Marathon Oil Corp.	2,571	70,214
Marathon Petroleum Corp.	1,843	278,754

See notes to financial statements.

Schedule of Investments — IQ Global Resources ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Mondelez International, Inc., Class A	28,643	$1,896,453
Mosaic Co. (The)	7,110	230,933
Mueller Industries, Inc.	1,294	48,797
Newmont Corp.	9,036	338,579
Newmont Corp.*	4,058	155,213
Nucor Corp.	2,891	427,261
Occidental Petroleum Corp.	3,656	225,977
ONEOK, Inc.	1,817	118,468
Pentair PLC	1,505	87,471
Phillips 66	1,891	215,706
Pilgrim’s Pride Corp.*	4,958	126,429
Pioneer Natural Resources Co.	959	229,201
Post Holdings, Inc.*	1,235	99,146
Reliance Steel & Aluminum Co.	670	170,435
Schlumberger NV	5,770	321,158
Seaboard Corp.	25	87,674
Simpson Manufacturing Co., Inc.	777	103,481
Steel Dynamics, Inc.	1,972	210,038
Targa Resources Corp.	920	76,921
Tyson Foods, Inc., Class A	7,311	338,865
UFP Industries, Inc.	1,124	106,971
United States Steel Corp.	2,605	88,283
Valero Energy Corp.	1,510	191,770
Watts Water Technologies, Inc., Class A	307	53,114
Williams Cos., Inc. (The)	4,947	170,177
Xylem, Inc.	1,649	154,247
Total United States		18,675,247

	Shares	Value
Common Stocks (continued)
Zambia — 0.2%
First Quantum Minerals Ltd.	7,833	$90,673
Total Common Stocks (Cost $38,476,249)		37,566,220
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(c) (Cost $30,276)	30,276	30,276
Total Investments — 99.6% (Cost $38,506,525)		37,596,496
Other Assets and Liabilities, Net — 0.4%		160,868
Net Assets — 100%		$37,757,364

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $182,825; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $192,602.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at October 31, 2023.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$37,566,220	$—	$—	$37,566,220
Short-Term Investment:
Money Market Fund	30,276	—	—	30,276
Total Investments in Securities	$37,596,496	$—	$—	$37,596,496

(d)For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ Real Return ETF

October 31, 2023 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 59.5%
U.S. Treasury Inflation Indexed Bond — 59.5%
U.S. Treasury Inflation Indexed Bonds
0.125%, due 7/15/24(a)	$77,400	$97,766
0.125%, due 10/15/24	74,600	86,615
0.125%, due 4/15/25	102,300	116,096
0.125%, due 10/15/25	125,100	140,442
0.125%, due 4/15/26	97,700	106,963
0.125%, due 7/15/26	109,400	131,034
0.125%, due 10/15/26	140,800	147,087
0.125%, due 4/15/27	148,700	148,100
0.125%, due 1/15/30	48,800	50,275
0.125%, due 7/15/30	53,900	55,292
0.125%, due 1/15/31	56,600	56,308
0.125%, due 7/15/31	59,600	57,139
0.125%, due 1/15/32	67,300	61,444
0.125%, due 2/15/51	21,100	13,021
0.125%, due 2/15/52	25,900	14,767
0.250%, due 1/15/25	117,500	146,642
0.250%, due 7/15/29	43,000	45,676
0.250%, due 2/15/50	20,700	13,708
0.375%, due 7/15/25	129,100	160,098
0.375%, due 1/15/27	102,800	121,404
0.375%, due 7/15/27	114,800	133,252
0.500%, due 4/15/24	50,800	60,799
0.500%, due 1/15/28	118,200	135,010
0.625%, due 1/15/24(a)	83,900	109,407
0.625%, due 1/15/26	109,000	133,977
0.625%, due 7/15/32(a)	73,200	66,218
0.625%, due 2/15/43	18,600	17,174
0.750%, due 7/15/28	104,800	118,579
0.750%, due 2/15/42	23,300	22,865
0.750%, due 2/15/45	28,900	25,964
0.875%, due 1/15/29	36,000	40,303
0.875%, due 2/15/47	18,900	16,618
1.000%, due 2/15/46	15,100	14,103
1.000%, due 2/15/48	14,000	12,278
1.000%, due 2/15/49	13,400	11,434
1.125%, due 1/15/33	73,400	67,020
1.250%, due 4/15/28	156,500	151,433
1.375%, due 7/15/33	49,600	45,357
1.375%, due 2/15/44	26,000	27,287
1.500%, due 2/15/53	26,500	21,429
1.625%, due 10/15/27	156,500	156,776
1.750%, due 1/15/28	41,800	59,209
2.000%, due 1/15/26	43,500	65,938
2.125%, due 2/15/40	9,600	12,740
2.125%, due 2/15/41	14,000	18,291
2.375%, due 1/15/25	64,100	103,084
2.375%, due 1/15/27	42,800	64,492
2.375%, due 10/15/28	86,300	86,227
2.500%, due 1/15/29	15,700	22,422
3.375%, due 4/15/32	6,100	11,178
3.625%, due 4/15/28	32,900	65,174
3.875%, due 4/15/29	15,500	30,872
		3,696,787
Total U.S. Treasury Inflation Indexed Bond (Cost $4,186,400)		3,696,787

	Shares	Value
Common Stocks — 29.7%
Communication Services — 2.1%
Alphabet, Inc., Class C*	206	$25,812
Alphabet, Inc., Class A*	245	30,400
AT&T, Inc.	290	4,466
Charter Communications, Inc., Class A*	4	1,611
Comcast Corp., Class A	168	6,937
Electronic Arts, Inc.	11	1,362
Fox Corp., Class B	8	223
Fox Corp., Class A	13	395
Liberty Broadband Corp., Class C*	5	417
Liberty Broadband Corp., Class A*	2	167
Liberty Media Corp.-Liberty Formula One, Class C*	7	453
Liberty Media Corp.-Liberty Formula One, Class A*	1	58
Liberty Media Corp.-Liberty Live, Class C*	2	64
Liberty Media Corp.-Liberty SiriusXM, Class A*	2	49
Live Nation Entertainment, Inc.*	6	480
Match Group, Inc.*	12	415
Meta Platforms, Inc., Class A*	92	27,717
Netflix, Inc.*	18	7,410
Omnicom Group, Inc.	7	524
Paramount Global, Class A	1	14
Pinterest, Inc., Class A*	22	657
ROBLOX Corp., Class A*	13	413
Sirius XM Holdings, Inc.(a)	35	150
Snap, Inc., Class A*	39	390
Spotify Technology SA*	5	824
Take-Two Interactive Software, Inc.*	7	936
T-Mobile U.S., Inc.*	22	3,165
Trade Desk, Inc. (The), Class A*	18	1,277
Verizon Communications, Inc.	157	5,515
Walt Disney Co. (The)*	74	6,038
Warner Bros Discovery, Inc.*	91	904
Warner Music Group Corp., Class A(a)	3	94
Total Communication Services		129,337
Consumer Discretionary — 2.4%
Airbnb, Inc., Class A*	15	1,774
Amazon.com, Inc.*	373	49,643
Aptiv PLC*	11	959
AutoZone, Inc.*	1	2,477
Best Buy Co., Inc.	8	535
Booking Holdings, Inc.*	2	5,579
Carnival Corp.*	34	390
Chewy, Inc., Class A*(a)	2	39
Chipotle Mexican Grill, Inc.*	1	1,942
Darden Restaurants, Inc.	5	728
Domino’s Pizza, Inc.	1	339
DoorDash, Inc., Class A*	11	824
DR Horton, Inc.	12	1,253
eBay, Inc.	22	863
Etsy, Inc.*(a)	5	311
Expedia Group, Inc.*	6	572
Ford Motor Co.	155	1,511
Garmin Ltd.	7	718
General Motors Co.	53	1,495
Genuine Parts Co.	5	644

See notes to financial statements.

Schedule of Investments — IQ Real Return ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Hilton Worldwide Holdings, Inc.	10	$1,515
Home Depot, Inc. (The)	41	11,672
Las Vegas Sands Corp.	16	759
Lennar Corp., Class A	10	1,067
Lowe’s Cos., Inc.	24	4,574
Lucid Group, Inc.*(a)	25	103
Lululemon Athletica, Inc.*	5	1,967
Marriott International, Inc., Class A	11	2,074
McDonald’s Corp.	30	7,865
MGM Resorts International	12	419
NIKE, Inc., Class B	49	5,036
O’Reilly Automotive, Inc.*	2	1,861
PulteGroup, Inc.	8	589
Rivian Automotive, Inc., Class A*(a)	27	438
Ross Stores, Inc.	13	1,508
Royal Caribbean Cruises Ltd.*	9	763
Starbucks Corp.	46	4,243
Stellantis NV	84	1,569
Tesla, Inc.*	114	22,896
TJX Cos., Inc. (The)	47	4,139
Tractor Supply Co.(a)	4	770
Ulta Beauty, Inc.*	2	763
Yum! Brands, Inc.	11	1,329
Total Consumer Discretionary		150,515
Consumer Staples — 1.5%
Altria Group, Inc.	71	2,852
Archer-Daniels-Midland Co.	21	1,503
Brown-Forman Corp., Class A	3	172
Brown-Forman Corp., Class B	13	730
Campbell Soup Co.	8	323
Church & Dwight Co., Inc.	9	818
Clorox Co. (The)	5	589
Coca-Cola Co. (The)	158	8,925
Colgate-Palmolive Co.	33	2,479
Conagra Brands, Inc.	22	602
Constellation Brands, Inc., Class A	7	1,639
Costco Wholesale Corp.	18	9,944
Dollar General Corp.	9	1,071
Dollar Tree, Inc.*	8	889
Estee Lauder Cos., Inc. (The), Class A	8	1,031
General Mills, Inc.	23	1,501
Hershey Co. (The)	6	1,124
Hormel Foods Corp.	12	391
J M Smucker Co. (The)	3	342
Kellanova	10	505
Kenvue, Inc.	66	1,228
Keurig Dr Pepper, Inc.	38	1,153
Kimberly-Clark Corp.	13	1,555
Kraft Heinz Co. (The)	31	975
Kroger Co. (The)	27	1,225
McCormick & Co., Inc.	11	703
Mondelez International, Inc., Class A	54	3,575
Monster Beverage Corp.*	31	1,584
PepsiCo, Inc.	56	9,144
Philip Morris International, Inc.	63	5,617
Procter & Gamble Co. (The)	96	14,403
Sysco Corp.	20	1,330
Target Corp.	18	1,994

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Tyson Foods, Inc., Class A	12	$556
Walgreens Boots Alliance, Inc.	30	632
Walmart, Inc.	58	9,478
WK Kellogg Co.*	2	20
Total Consumer Staples		92,602
Energy — 2.1%
Baker Hughes Co.	80	2,754
Cheniere Energy, Inc.	18	2,996
Chevron Corp.	146	21,277
ConocoPhillips	98	11,642
Coterra Energy, Inc.	60	1,650
Devon Energy Corp.	52	2,422
Diamondback Energy, Inc.	14	2,244
EOG Resources, Inc.	46	5,807
EQT Corp.	29	1,229
Exxon Mobil Corp.	334	35,354
Halliburton Co.	62	2,439
Hess Corp.	22	3,177
Kinder Morgan, Inc.	158	2,560
Marathon Oil Corp.	53	1,447
Marathon Petroleum Corp.	34	5,142
Occidental Petroleum Corp.	54	3,338
ONEOK, Inc.	36	2,347
Phillips 66	37	4,221
Pioneer Natural Resources Co.	19	4,541
Schlumberger NV	115	6,401
Targa Resources Corp.	18	1,505
Valero Energy Corp.	29	3,683
Williams Cos., Inc. (The)	96	3,302
Total Energy		131,478
Financials — 5.0%
Aflac, Inc.	42	3,281
Allstate Corp. (The)	20	2,563
American Express Co.	43	6,279
American International Group, Inc.	59	3,617
Ameriprise Financial, Inc.	8	2,517
Aon PLC, Class A	16	4,950
Apollo Global Management, Inc.	31	2,401
Arch Capital Group Ltd.*	28	2,427
Ares Management Corp., Class A	13	1,282
Arthur J Gallagher & Co.	17	4,003
Bank of America Corp.	560	14,750
Bank of New York Mellon Corp. (The)	61	2,593
Berkshire Hathaway, Inc., Class B*	105	35,840
BlackRock, Inc.	11	6,735
Blackstone, Inc.	57	5,264
Block, Inc.*	21	845
Blue Owl Capital, Inc.(a)	37	456
Brown & Brown, Inc.	19	1,319
Capital One Financial Corp.	30	3,039
Charles Schwab Corp. (The)	120	6,245
Chubb Ltd.	33	7,082
Cincinnati Financial Corp.	12	1,196
Citigroup, Inc.	152	6,002
Citizens Financial Group, Inc.	39	914
CME Group, Inc.	29	6,190
Coinbase Global, Inc., Class A*(a)	11	848
Corebridge Financial, Inc.	7	140

See notes to financial statements.

Schedule of Investments — IQ Real Return ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Discover Financial Services	20	$1,642
FactSet Research Systems, Inc.	2	864
Fidelity National Information Services, Inc.	23	1,130
Fifth Third Bancorp	54	1,280
First Citizens BancShares, Inc., Class A	1	1,381
Fiserv, Inc.*	25	2,844
FleetCor Technologies, Inc.*	3	676
Franklin Resources, Inc.	27	615
Global Payments, Inc.	11	1,168
Goldman Sachs Group, Inc. (The)	27	8,197
Hartford Financial Services Group, Inc. (The)	25	1,836
Huntington Bancshares, Inc.	119	1,148
Interactive Brokers Group, Inc., Class A	7	560
Intercontinental Exchange, Inc.	45	4,835
JPMorgan Chase & Co.	239	33,235
KKR & Co., Inc.	53	2,936
Loews Corp.	15	960
LPL Financial Holdings, Inc.	6	1,347
M&T Bank Corp.	13	1,466
Markel Group Inc.*	1	1,471
Marsh & McLennan Cos., Inc.	40	7,586
Mastercard, Inc., Class A	35	13,172
MetLife, Inc.	48	2,880
Moody’s Corp.	6	1,848
Morgan Stanley	103	7,294
MSCI, Inc.	3	1,415
Nasdaq, Inc.	31	1,538
Northern Trust Corp.	17	1,120
PayPal Holdings, Inc.*	42	2,176
PNC Financial Services Group, Inc. (The)	31	3,549
Principal Financial Group, Inc.	20	1,354
Progressive Corp. (The)	46	7,272
Prudential Financial, Inc.	29	2,652
Raymond James Financial, Inc.	15	1,432
Regions Financial Corp.	79	1,148
Rocket Cos., Inc., Class A*	13	96
S&P Global, Inc.	13	4,541
State Street Corp.	25	1,616
Synchrony Financial	36	1,010
T Rowe Price Group, Inc.	17	1,539
Tradeweb Markets, Inc., Class A	7	630
Travelers Cos., Inc. (The)	19	3,181
Truist Financial Corp.	106	3,006
US Bancorp	118	3,762
Visa, Inc., Class A(a)	65	15,281
W R Berkley Corp.	16	1,079
Wells Fargo & Co.	298	11,851
Willis Towers Watson PLC	9	2,123
Total Financials		308,520
Health Care — 3.1%
Abbott Laboratories	70	6,619
AbbVie, Inc.	72	10,165
Agilent Technologies, Inc.	12	1,240
Align Technology, Inc.*	3	554
Alnylam Pharmaceuticals, Inc.*	5	759

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Amgen, Inc.	22	$5,625
Avantor, Inc.*	22	384
Baxter International, Inc.	22	714
Becton Dickinson & Co.	12	3,033
Biogen, Inc.*	6	1,425
BioMarin Pharmaceutical, Inc.*	7	570
Bio-Rad Laboratories, Inc., Class A*	1	275
Boston Scientific Corp.*	55	2,815
Bristol-Myers Squibb Co.	85	4,380
Cardinal Health, Inc.	10	910
Cencora, Inc.	7	1,296
Centene Corp.*	22	1,518
Cigna Group (The)	12	3,710
Cooper Cos., Inc. (The)	2	624
CVS Health Corp.	51	3,520
Danaher Corp.	27	5,185
Dexcom, Inc.*	15	1,332
Edwards Lifesciences Corp.*	24	1,529
Elevance Health, Inc.	10	4,501
Eli Lilly & Co.	35	19,388
Fortrea Holdings, Inc.*(a)	3	85
GE HealthCare Technologies, Inc.	15	999
Gilead Sciences, Inc.	49	3,849
HCA Healthcare, Inc.	8	1,809
Hologic, Inc.*	10	662
Humana, Inc.	5	2,618
ICON PLC*	3	732
IDEXX Laboratories, Inc.*	3	1,198
Illumina, Inc.*	6	657
Incyte Corp.*	7	378
Insulet Corp.*	2	265
Intuitive Surgical, Inc.*	14	3,671
IQVIA Holdings, Inc.*	7	1,266
Johnson & Johnson	98	14,537
Laboratory Corp. of America Holdings	4	799
McKesson Corp.	6	2,732
Medtronic PLC	54	3,810
Merck & Co., Inc.	103	10,578
Mettler-Toledo International, Inc.*	1	985
Moderna, Inc.*	13	988
Molina Healthcare, Inc.*	2	666
Pfizer, Inc.	229	6,998
Quest Diagnostics, Inc.	4	520
Regeneron Pharmaceuticals, Inc.*	4	3,120
ResMed, Inc.	6	847
Revvity, Inc.	5	414
Royalty Pharma PLC, Class A	13	349
Seagen, Inc.*	6	1,277
STERIS PLC	4	840
Stryker Corp.	14	3,783
Teleflex, Inc.	2	370
Thermo Fisher Scientific, Inc.	16	7,116
UnitedHealth Group, Inc.	38	20,351
Veeva Systems, Inc., Class A*	6	1,156
Vertex Pharmaceuticals, Inc.*	11	3,983
Waters Corp.*	2	477
West Pharmaceutical Services, Inc.	3	955
Zimmer Biomet Holdings, Inc.	8	835

See notes to financial statements.

Schedule of Investments — IQ Real Return ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Zoetis, Inc.	17	$2,669
Total Health Care		191,415
Industrials — 3.6%
3M Co.	45	4,093
AMETEK, Inc.	18	2,534
Automatic Data Processing, Inc.	17	3,710
Boeing Co. (The)*	49	9,154
Broadridge Financial Solutions, Inc.	5	853
Builders FirstSource, Inc.*	5	543
Carrier Global Corp.	66	3,146
Caterpillar, Inc.	42	9,494
Cintas Corp.	7	3,550
Copart, Inc.*	36	1,567
CSX Corp.	162	4,836
Cummins, Inc.	11	2,379
Deere & Co.	22	8,038
Delta Air Lines, Inc.	13	406
Dover Corp.	11	1,429
Eaton Corp. PLC	32	6,653
Emerson Electric Co.	46	4,093
Equifax, Inc.	5	848
Expeditors International of Washington, Inc.	12	1,311
Fastenal Co.	46	2,684
FedEx Corp.	19	4,562
Ferguson PLC	16	2,403
Fortive Corp.	28	1,828
General Dynamics Corp.	19	4,585
General Electric Co.	88	9,559
Grab Holdings Ltd., Class A*	111	341
HEICO Corp.	3	475
HEICO Corp., Class A	6	763
Honeywell International, Inc.	54	9,896
Howmet Aerospace, Inc.	32	1,411
Hubbell, Inc.	4	1,080
IDEX Corp.	6	1,148
Illinois Tool Works, Inc.	24	5,379
Ingersoll Rand, Inc.	32	1,942
Jacobs Solutions, Inc.	10	1,333
JB Hunt Transport Services, Inc.	7	1,203
Johnson Controls International PLC	56	2,745
L3Harris Technologies, Inc.	15	2,691
Leidos Holdings, Inc.	6	595
Lockheed Martin Corp.	21	9,547
Masco Corp.	9	469
Norfolk Southern Corp.	18	3,434
Northrop Grumman Corp.	11	5,186
Old Dominion Freight Line, Inc.	8	3,013
Otis Worldwide Corp.	33	2,548
PACCAR, Inc.	42	3,466
Parker-Hannifin Corp.	11	4,058
Paychex, Inc.	13	1,444
Paycom Software, Inc.	2	490
Quanta Services, Inc.	12	2,005
Republic Services, Inc.	16	2,376
Rockwell Automation, Inc.	9	2,365
Rollins, Inc.	20	752
RTX Corp.(a)	118	9,604

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Southwest Airlines Co.	11	$245
SS&C Technologies Holdings, Inc.	9	452
Stanley Black & Decker, Inc.	12	1,021
Trane Technologies PLC	18	3,426
TransDigm Group, Inc.*	4	3,312
TransUnion	8	351
Uber Technologies, Inc.*	79	3,419
Union Pacific Corp.	49	10,173
United Airlines Holdings, Inc.*	6	210
United Parcel Service, Inc., Class B	59	8,334
United Rentals, Inc.	6	2,438
Veralto Corp.*	9	621
Verisk Analytics, Inc.	6	1,364
Waste Management, Inc.	34	5,587
Westinghouse Air Brake Technologies Corp.	14	1,484
WW Grainger, Inc.	4	2,919
Xylem, Inc.	19	1,777
Total Industrials		223,150
Information Technology — 6.8%
Accenture PLC, Class A	26	7,724
Adobe, Inc.*	19	10,109
Advanced Micro Devices, Inc.*	65	6,403
Akamai Technologies, Inc.*	7	723
Amphenol Corp., Class A	48	3,866
Analog Devices, Inc.	21	3,304
ANSYS, Inc.*	3	835
Apple, Inc.	614	104,853
Applied Materials, Inc.	33	4,368
Arista Networks, Inc.*	10	2,004
Atlassian Corp., Class A*	6	1,084
Autodesk, Inc.*	9	1,779
Bentley Systems, Inc., Class B(a)	8	389
Broadcom, Inc.	17	14,303
Cadence Design Systems, Inc.*	11	2,638
CDW Corp.	5	1,002
Cisco Systems, Inc.	151	7,872
Cloudflare, Inc., Class A*(a)	11	624
Cognizant Technology Solutions Corp., Class A	21	1,354
Corning, Inc.	30	803
Crowdstrike Holdings, Inc., Class A*	8	1,414
Datadog, Inc., Class A*	11	896
Dell Technologies, Inc., Class C	9	602
Enphase Energy, Inc.*	11	875
EPAM Systems, Inc.*	2	435
Fair Isaac Corp.*	1	846
First Solar, Inc.*	8	1,140
Fortinet, Inc.*	26	1,486
Gartner, Inc.*	3	996
GLOBALFOUNDRIES, Inc.*(a)	2	99
Hewlett Packard Enterprise Co.	57	877
HP, Inc.	35	922
HubSpot, Inc.*	2	848
Intel Corp.	169	6,169
International Business Machines Corp.	36	5,207
Intuit, Inc.	11	5,444

See notes to financial statements.

Schedule of Investments — IQ Real Return ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Keysight Technologies, Inc.*	14	$1,709
KLA Corp.	6	2,818
Lam Research Corp.	6	3,529
Marvell Technology, Inc.	34	1,605
Microchip Technology, Inc.	22	1,568
Micron Technology, Inc.	44	2,942
Microsoft Corp.	308	104,138
MongoDB, Inc.*	3	1,034
Monolithic Power Systems, Inc.	2	883
Motorola Solutions, Inc.	7	1,949
NetApp, Inc.	9	655
NVIDIA Corp.	98	39,964
NXP Semiconductors NV	10	1,724
Okta, Inc.*	6	404
ON Semiconductor Corp.*	17	1,065
Oracle Corp.	63	6,514
Palantir Technologies, Inc., Class A*	72	1,066
Palo Alto Networks, Inc.*	12	2,916
QUALCOMM, Inc.	44	4,796
Roper Technologies, Inc.	4	1,954
Salesforce, Inc.*	38	7,632
Seagate Technology Holdings PLC	8	546
ServiceNow, Inc.*	8	4,655
Skyworks Solutions, Inc.	7	607
Snowflake, Inc., Class A*	10	1,451
SolarEdge Technologies, Inc.*	4	304
Splunk, Inc.*	7	1,030
Synopsys, Inc.*	6	2,817
TE Connectivity Ltd.	25	2,946
Teledyne Technologies, Inc.*	2	749
Teradyne, Inc.	7	583
Texas Instruments, Inc.	37	5,254
Trimble, Inc.*	22	1,037
Tyler Technologies, Inc.*	2	746
Unity Software, Inc.*	8	203
VeriSign, Inc.*	4	799
VMware, Inc., Class A*	9	1,311
Western Digital Corp.*	13	522
Workday, Inc., Class A*	8	1,694
Zebra Technologies Corp., Class A*	2	419
Zoom Video Communications, Inc., Class A*	8	480
Zscaler, Inc.*	3	476
Total Information Technology		423,787
Materials — 1.0%
Air Products and Chemicals, Inc.	18	5,084
Albemarle Corp.(a)	9	1,141
Amcor PLC	127	1,129
Ball Corp.	25	1,204
Celanese Corp.(a)	8	916
CF Industries Holdings, Inc.	15	1,197
Corteva, Inc.	55	2,648
Dow, Inc.	57	2,755
DuPont de Nemours, Inc.	34	2,478
Ecolab, Inc.	21	3,522
FMC Corp.	10	532
Freeport-McMoRan, Inc.	116	3,918

	Shares	Value
Common Stocks (continued)
Materials (continued)
International Flavors & Fragrances, Inc.	20	$1,367
Linde PLC	40	15,286
LyondellBasell Industries NV, Class A	20	1,805
Martin Marietta Materials, Inc.	5	2,045
Mosaic Co. (The)	27	877
Newmont Corp.	63	2,361
Nucor Corp.	19	2,808
PPG Industries, Inc.	19	2,333
Sherwin-Williams Co. (The)	19	4,526
Steel Dynamics, Inc.	12	1,278
Vulcan Materials Co.	11	2,161
Total Materials		63,371
Real Estate — 1.0%
Alexandria Real Estate Equities, Inc.	14	1,304
American Tower Corp.	38	6,771
AvalonBay Communities, Inc.	11	1,823
CBRE Group, Inc., Class A*	24	1,664
CoStar Group, Inc.*	16	1,175
Crown Castle, Inc.	35	3,254
Digital Realty Trust, Inc.	23	2,860
Equinix, Inc.	8	5,837
Equity Residential	30	1,660
Essex Property Trust, Inc.	5	1,070
Extra Space Storage, Inc.	16	1,658
Healthpeak Properties, Inc.	46	715
Invitation Homes, Inc.	49	1,455
Iron Mountain, Inc.	22	1,300
Mid-America Apartment Communities, Inc.	9	1,063
Prologis, Inc.	75	7,556
Public Storage	13	3,103
Realty Income Corp.	52	2,464
SBA Communications Corp.	9	1,878
Simon Property Group, Inc.	25	2,747
Sun Communities, Inc.	10	1,112
UDR, Inc.	28	891
Ventas, Inc.	33	1,401
VICI Properties, Inc.	79	2,204
Welltower, Inc.	38	3,177
Weyerhaeuser Co.	59	1,693
WP Carey, Inc.	18	966
Total Real Estate		62,801
Utilities — 1.1%
AES Corp. (The)	52	775
Alliant Energy Corp.	20	976
Ameren Corp.	21	1,590
American Electric Power Co., Inc.	41	3,097
American Water Works Co., Inc.	15	1,765
Atmos Energy Corp.	11	1,184
Avangrid, Inc.(a)	8	239
CenterPoint Energy, Inc.	50	1,344
CMS Energy Corp.	22	1,195
Consolidated Edison, Inc.	26	2,283
Constellation Energy Corp.	26	2,936
Dominion Energy, Inc.	66	2,661
DTE Energy Co.	14	1,349
Duke Energy Corp.	63	5,600

See notes to financial statements.

Schedule of Investments — IQ Real Return ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Edison International	30	$1,892
Entergy Corp.	16	1,529
Evergy, Inc.	18	885
Eversource Energy	27	1,452
Exelon Corp.	78	3,037
FirstEnergy Corp.	43	1,531
NextEra Energy, Inc.	164	9,561
PG&E Corp.*	156	2,543
PPL Corp.	57	1,401
Public Service Enterprise Group, Inc.	39	2,404
Sempra	50	3,502
Southern Co. (The)	88	5,922
WEC Energy Group, Inc.	24	1,953
Xcel Energy, Inc.	44	2,608
Total Utilities		67,214
Total Common Stocks (Cost $1,949,284)		1,844,190
Investment Companies — 9.9%
Commodity Funds — 9.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	16,721	245,464
iShares GSCI Commodity Dynamic Roll Strategy ETF (a)	13,049	367,590
Total Commodity Funds		613,054
Total Investment Companies (Cost $730,541)		613,054

	Shares	Value
Short-Term Investments — 5.4%
Money Market Funds — 5.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(b)(c)	317,669	$317,669
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(b)	17,429	17,429
Total Short-Term Investments (Cost $335,098)		335,098
Total Investments — 104.5% (Cost $7,201,323)		6,489,129
Other Assets and Liabilities, Net — (4.5)%		(279,876)
Net Assets — 100%		$6,209,253

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $623,682; total market value of collateral held by the Fund was $637,171. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $319,502.

(b)Reflects the 1-day yield at October 31, 2023.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
U.S. Treasury Inflation Indexed Bonds	$—	$3,696,787	$—	$3,696,787
Common Stocks	1,844,190	—	—	1,844,190
Investment Companies	613,054	—	—	613,054
Short-Term Investments:
Money Market Funds	335,098	—	—	335,098
Total Investments in Securities	$2,792,342	$3,696,787	$—	$6,489,129

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ Clean Oceans ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.7%
Austria — 1.0%
Verbund AG	496	$42,991
Canada — 0.4%
Innergex Renewable Energy, Inc.	1,179	7,253
Northland Power, Inc.	598	8,395
Total Canada		15,648
China — 2.9%
NXP Semiconductors NV	691	119,149
Denmark — 5.6%
AP Moller - Maersk A/S, Class B	40	66,418
Chr Hansen Holding A/S	453	30,825
Orsted A/S	831	39,988
Vestas Wind Systems A/S*	4,329	93,344
Total Denmark		230,575
Faroe Islands — 0.2%
Bakkafrost P/F	230	10,366
Finland — 1.3%
Stora Enso OYJ, Class R	2,502	29,950
Wartsila OYJ Abp	2,017	23,964
Total Finland		53,914
France — 5.8%
Dassault Systemes SE	2,922	119,883
Legrand SA	1,152	99,216
Neoen SA	377	9,914
Verallia SA	253	8,220
Total France		237,233
Germany — 12.1%
adidas AG	705	124,595
Encavis AG*	758	9,859
Infineon Technologies AG	3,937	114,335
Nordex SE*	930	9,757
Puma SE	445	25,071
Siemens AG	923	121,913
SMA Solar Technology AG*	142	8,668
Symrise AG	586	59,587
Zalando SE*	1,025	23,825
Total Germany		497,610
Ireland — 2.0%
Kingspan Group PLC	675	45,291
Smurfit Kappa Group PLC(a)	1,142	37,194
Total Ireland		82,485
Italy — 0.2%
ERG SpA	417	10,226
Japan — 8.6%
Azbil Corp.	355	10,347
FANUC Corp.	4,197	101,236
Kurita Water Industries Ltd.	299	8,959
Nippon Yusen K.K.	2,078	50,453
Nitto Denko Corp.	605	38,682
Panasonic Holdings Corp.	9,342	80,747
Rohm Co., Ltd.	1,460	23,002
TOTO Ltd.	421	10,071
Yaskawa Electric Corp.	946	30,464
Total Japan		353,961

	Shares	Value
Common Stocks (continued)
Norway — 0.3%
Leroy Seafood Group ASA	2,748	$10,872
Portugal — 1.4%
EDP - Energias de Portugal SA	13,426	56,340
Singapore — 2.7%
STMicroelectronics NV	2,884	109,682
South Africa — 0.2%
Woolworths Holdings Ltd.	2,721	10,072
Spain — 3.9%
EDP Renovaveis SA	1,298	20,841
Iberdrola SA	11,481	127,422
Solaria Energia y Medio Ambiente SA*(a)	778	11,636
Total Spain		159,899
Sweden — 0.2%
Thule Group AB	401	9,091
Switzerland — 4.7%
ABB Ltd.	3,655	122,255
DSM-Firmenich AG	791	71,561
Total Switzerland		193,816
United Kingdom — 4.6%
Burberry Group PLC	1,619	33,240
DS Smith PLC	6,018	20,827
Kingfisher PLC	8,156	20,764
Pennon Group PLC	1,435	12,650
Severn Trent PLC	1,025	33,035
Spirax-Sarco Engineering PLC	320	31,810
United Utilities Group PLC	2,954	38,103
Total United Kingdom		190,429
United States — 41.6%
Acuity Brands, Inc.	71	11,500
Advanced Micro Devices, Inc.*	1,326	130,611
American Water Works Co., Inc.	862	101,414
Avangrid, Inc.	321	9,588
Badger Meter, Inc.	69	9,560
Ball Corp.	1,379	66,399
Brookfield Renewable Corp., Class A	790	17,980
Cadence Design Systems, Inc.*	583	139,833
Ecolab, Inc.	751	125,973
Enphase Energy, Inc.*	580	46,156
Exelon Corp.	3,364	130,994
First Solar, Inc.*	446	63,533
Graphic Packaging Holding Co.	1,339	28,802
Greif, Inc., Class A	156	9,906
Intel Corp.	4,078	148,847
Microsoft Corp.	420	142,006
NIKE, Inc., Class B	1,372	141,000
O-I Glass, Inc.*	577	8,915
Ormat Technologies, Inc.	149	9,169
Schneider Electric SE	804	123,209
Signify NV	412	10,652
SolarEdge Technologies, Inc.*	247	18,760
Sun Communities, Inc.	539	59,958
Sunrun, Inc.*	807	7,788
Williams-Sonoma, Inc.(a)	278	41,767
Xylem, Inc.	1,060	99,152

See notes to financial statements.

Schedule of Investments — IQ Clean Oceans ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
YETI Holdings, Inc.*	241	$10,247
Total United States		1,713,719
Total Common Stocks (Cost $4,772,726)		4,108,078
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(c) (Cost $601)	601	601

	Shares	Value
Total Investments — 99.7% (Cost $4,773,327)		$4,108,679
Other Assets and Liabilities, Net — 0.3%		13,624
Net Assets — 100%		$4,122,303

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $82,181total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $83,922.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at October 31, 2023.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,108,078	$—	$—	$4,108,078
Short-Term Investment:
Money Market Funds	601	—	—	601
Total Investments in Securities	$4,108,679	$—	$—	$4,108,679

(d)For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.(See Note 2)

See notes to financial statements.

Schedule of Investments — IQ Cleaner Transport ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 96.9%
Belgium — 0.3%
Umicore SA	657	$15,590
China — 9.7%
BYD Co., Ltd., Class H	6,227	188,929
Flat Glass Group Co., Ltd., Class H*	10,244	18,355
Li Auto, Inc., Class A*	3,645	62,283
NIO, Inc.*	5,167	37,719
NXP Semiconductors NV	851	146,738
Xinyi Solar Holdings Ltd.	21,678	12,744
XPeng, Inc., A Shares*	3,569	26,364
Zhuzhou CRRC Times Electric Co., Ltd., Class H	5,874	18,955
Total China		512,087
Denmark — 2.2%
AP Moller - Maersk A/S, Class B	29	48,153
Vestas Wind Systems A/S*	3,222	69,474
Total Denmark		117,627
Finland — 0.3%
Wartsila OYJ Abp	1,504	17,869
France — 2.1%
Alstom SA	1,237	16,671
Forvia SE*	714	11,954
Legrand SA	858	73,895
Valeo SE	783	10,296
Total France		112,816
Germany — 11.9%
Bayerische Motoren Werke AG	1,014	93,922
E.ON SE	7,318	86,788
Infineon Technologies AG	4,296	124,761
Mercedes-Benz Group AG	2,459	144,072
Nordex SE*	1,220	12,800
Siemens AG	1,208	159,557
SMA Solar Technology AG*	186	11,354
Total Germany		633,254
Hong Kong — 0.4%
MTR Corp., Ltd.	5,185	19,383
Italy — 0.3%
ERG SpA	547	13,414
Japan — 13.9%
Central Japan Railway Co.	2,100	47,090
Denso Corp.	5,108	74,186
East Japan Railway Co.	945	49,120
Honda Motor Co., Ltd.	13,641	135,694
Koito Manufacturing Co., Ltd.	901	13,324
NIDEC CORP	1,327	47,500
Panasonic Holdings Corp.	6,953	60,098
Shimano, Inc.	230	32,736
Sumitomo Electric Industries Ltd.	2,236	23,165
TDK Corp.	1,221	44,811
Toyota Motor Corp.	10,863	185,778
Yamaha Motor Co., Ltd.	935	22,454
Total Japan		735,956
Portugal — 0.8%
EDP - Energias de Portugal SA	10,013	42,018
Singapore — 1.5%
STMicroelectronics NV	2,147	81,653

	Shares	Value
Common Stocks (continued)
South Korea — 1.7%
LG Energy Solution Ltd.*	131	$37,392
Samsung SDI Co., Ltd.	171	53,875
Total South Korea		91,267
Spain — 3.7%
EDP Renovaveis SA	968	15,542
Iberdrola SA	15,029	166,800
Solaria Energia y Medio Ambiente SA*(a)	1,021	15,271
Total Spain		197,613
Sweden — 0.2%
Thule Group AB	526	11,925
Switzerland — 3.5%
ABB Ltd.	4,784	160,018
Landis+Gyr Group AG*	203	14,990
Meyer Burger Technology AG*	32,072	8,578
Total Switzerland		183,586
Taiwan — 2.3%
Compal Electronics, Inc.	14,152	12,239
Delta Electronics, Inc.	7,082	63,429
Evergreen Marine Corp. Taiwan Ltd.	5,976	19,806
Taiwan High Speed Rail Corp.	15,717	14,246
Wan Hai Lines Ltd.	10,221	14,559
Total Taiwan		124,279
United Kingdom — 2.7%
National Grid PLC	11,975	142,200
United States — 39.4%
Advanced Micro Devices, Inc.*	1,736	170,996
Alphabet, Inc., Class A*	1,367	169,617
Apple, Inc.	994	169,745
Aptiv PLC*	930	81,096
Array Technologies, Inc.*	647	11,212
Bloom Energy Corp., Class A*	1,018	10,587
Brookfield Renewable Corp., Class A	589	13,406
Edison International	1,266	79,834
Enphase Energy, Inc.*	433	34,458
Exelon Corp.	3,279	127,684
First Solar, Inc.*	335	47,721
Intel Corp.	5,338	194,837
Itron, Inc.*	218	12,487
Jabil, Inc.	412	50,594
Lucid Group, Inc.*	2,446	10,077
NextEra Energy, Inc.	2,612	152,280
NVIDIA Corp.	386	157,411
Plug Power, Inc.*(a)	1,811	10,667
Rivian Automotive, Inc., Class A*	2,147	34,824
Schneider Electric SE	1,053	161,366
Shoals Technologies Group, Inc., Class A*	764	11,735
SolarEdge Technologies, Inc.*	184	13,975
Tesla, Inc.*	744	149,425
Texas Instruments, Inc.	1,058	150,247
Westinghouse Air Brake Technologies Corp.	586	62,128
Total United States		2,088,409
Total Common Stocks (Cost $6,001,967)		5,140,946

See notes to financial statements.

Schedule of Investments — IQ Cleaner Transport ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Preferred Stock — 2.9%
Germany — 2.9%
Volkswagen AG, 27.97% (Cost $263,037)	1,470	$155,116
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(b)(c) (Cost $10,378)	10,378	10,378

	Shares	Value
Total Investments — 100.0% (Cost $6,275,382)		$5,306,440
Other Assets and Liabilities, Net — 0.0%(d)		(1,703)
Net Assets — 100%		$5,304,737

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $24,942; total market value of collateral held by the Fund was $25,358. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $14,980.

(b)Reflects the 1-day yield at October 31, 2023.

(c)Represents security purchased with cash collateral received for securities on loan.

(d)Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$5,140,946	$—	$—	$5,140,946
Preferred Stock	155,116	—	—	155,116
Short-Term Investment:
Money Market Fund	10,378	—	—	10,378
Total Investments in Securities	$5,306,440	$—	$—	$5,306,440

(e)For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

See notes to financial statements.

Schedule of Investments — IQ Engender Equality ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 7.5%
Interpublic Group of Cos., Inc. (The)	2,416	$68,614
Meta Platforms, Inc., Class A*	248	74,715
Omnicom Group, Inc.	961	71,989
Pinterest, Inc., Class A*	2,888	86,293
Verizon Communications, Inc.	2,198	77,216
Total Communication Services		378,827
Consumer Discretionary — 15.5%
Best Buy Co., Inc.	1,028	68,691
Choice Hotels International, Inc.	592	65,416
DoorDash, Inc., Class A*	918	68,804
eBay, Inc.	1,667	65,396
Etsy, Inc.*	1,144	71,271
Expedia Group, Inc.*	695	66,227
General Motors Co.	2,187	61,673
Hasbro, Inc.	1,119	50,523
McDonald’s Corp.	267	69,999
PVH Corp.	936	69,592
Service Corp. International	1,223	66,556
VF Corp.	4,089	60,231
Total Consumer Discretionary		784,379
Consumer Staples — 14.9%
Clorox Co. (The)	508	59,792
Coca-Cola Co. (The)	1,282	72,420
General Mills, Inc.	1,128	73,591
J M Smucker Co. (The)	586	66,710
Kellanova	1,239	62,532
Kimberly-Clark Corp.	594	71,066
Mondelez International, Inc., Class A	1,034	68,461
PepsiCo, Inc.	414	67,598
Procter & Gamble Co. (The)	485	72,765
Target Corp.	604	66,917
Walgreens Boots Alliance, Inc.	3,312	69,817
WK Kellogg Co.*	309	3,096
Total Consumer Staples		754,765
Financials — 18.8%
American Express Co.	454	66,298
Bank of America Corp.	2,575	67,825
BlackRock, Inc.	107	65,514
Citigroup, Inc.	1,739	68,673
Mastercard, Inc., Class A	180	67,743
MetLife, Inc.	1,131	67,871
Moody’s Corp.	218	67,144
PayPal Holdings, Inc.*	1,157	59,933
Prudential Financial, Inc.	754	68,946
Raymond James Financial, Inc.	690	65,854
S&P Global, Inc.	192	67,068
Synchrony Financial	2,284	64,066
Wells Fargo & Co.	1,729	68,762
Willis Towers Watson PLC	363	85,628
Total Financials		951,325
Health Care — 17.7%
AbbVie, Inc.	489	69,037
Amgen, Inc.	285	72,874
Biogen, Inc.*	292	69,362
BioMarin Pharmaceutical, Inc.*	844	68,744
Boston Scientific Corp.*	1,404	71,871
Cencora, Inc.	417	77,207

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Centene Corp.*	1,097	$75,671
Illumina, Inc.*	508	55,585
Johnson & Johnson	461	68,385
Merck & Co., Inc.	691	70,966
Organon & Co.	3,800	56,202
Shockwave Medical, Inc.*	349	71,985
Zoetis, Inc.	413	64,841
Total Health Care		892,730
Industrials — 8.9%
Automatic Data Processing, Inc.	303	66,121
Cummins, Inc.	316	68,351
Lyft, Inc., Class A*	6,583	60,366
Sunrun, Inc.*	4,931	47,584
Uber Technologies, Inc.*	1,563	67,647
Verisk Analytics, Inc.	303	68,890
Xylem, Inc.	777	72,680
Total Industrials		451,639
Information Technology — 8.5%
Accenture PLC, Class A	238	70,707
Autodesk, Inc.*	349	68,973
Keysight Technologies, Inc.*	559	68,226
Microsoft Corp.	225	76,075
Salesforce, Inc.*	347	69,688
Tyler Technologies, Inc.*	198	73,834
Total Information Technology		427,503
Materials — 4.2%
Dow, Inc.	1,382	66,806
Ecolab, Inc.	418	70,115
International Flavors & Fragrances, Inc.	1,077	73,613
Total Materials		210,534
Real Estate — 1.4%
Essex Property Trust, Inc.	330	70,594
Utilities — 2.5%
American Water Works Co., Inc.	535	62,943
Edison International	1,038	65,456
Total Utilities		128,399
Total Common Stocks (Cost $5,629,272)		5,050,695
Short-Term Investment — 0.0%(a)
Money Market Funds — 0.0%(a)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(b) (Cost $356)	356	356
Total Investments — 99.9% (Cost $5,629,628)		5,051,051
Other Assets and Liabilities, Net — 0.1%		4,154
Net Assets — 100%		$5,055,205

*Non-income producing securities.

(a)Less than 0.05%.

(b)Reflects the 1-day yield at October 31, 2023.

See notes to financial statements.

Schedule of Investments — IQ Engender Equality ETF (continued)

October 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$5,050,695	$—	$—	$5,050,695
Short-Term Investment:
Money Market Funds	356	—	—	356
Total Investments in Securities	$5,051,051	$—	$—	$5,051,051

(c)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ Healthy Hearts ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Australia — 0.5%
Ramsay Health Care Ltd.	1,358	$41,856
Canada — 1.1%
George Weston Ltd.	383	41,499
Loblaw Cos. Ltd.	491	40,115
Total Canada		81,614
China — 0.7%
China Traditional Chinese Medicine Holdings Co., Ltd.	108,747	53,508
Denmark — 5.5%
Novo Nordisk A/S, Class B	4,549	436,131
Germany — 2.2%
adidas AG	329	58,145
Fresenius SE & Co. KGaA	1,329	34,051
Puma SE	648	36,507
Siemens Healthineers AG	858	42,008
Total Germany		170,711
Ireland — 0.5%
Glanbia PLC	2,536	39,887
Italy — 0.4%
Moncler SpA	625	32,331
Japan — 2.0%
Asahi Intecc Co., Ltd.	2,164	35,887
Nihon Kohden Corp.	1,633	38,365
Sawai Group Holdings Co., Ltd.	1,394	44,238
Shimano, Inc.	289	41,133
Total Japan		159,623
Malaysia — 0.5%
IHH Healthcare Bhd	32,645	41,110
Netherlands — 0.5%
Basic-Fit NV * (a)	1,478	37,681
South Africa — 0.5%
Netcare Ltd.	58,559	40,326
Spain — 0.4%
Fluidra SA	1,932	33,940
Sweden — 0.9%
Axfood AB	1,791	39,531
Thule Group AB	1,502	34,052
Total Sweden		73,583
Switzerland — 5.4%
Novartis AG	4,153	385,797
On Holding AG, Class A*	1,461	37,504
Total Switzerland		423,301
Taiwan — 1.5%
Feng TAY Enterprise Co., Ltd.	7,967	43,845
Giant Manufacturing Co., Ltd.	7,007	35,213
Merida Industry Co., Ltd.	7,234	36,912
Total Taiwan		115,970
Thailand — 1.0%
Bangkok Dusit Medical Services PCL	53,127	39,170
Bumrungrad Hospital PCL	5,714	41,334
Total Thailand		80,504

	Shares	Value
Common Stocks (continued)
United Kingdom — 5.5%
AstraZeneca PLC	3,139	$390,423
Frasers Group PLC*	4,274	41,646
Total United Kingdom		432,069
United States — 70.7%
Abbott Laboratories	4,031	381,131
Acadia Healthcare Co., Inc.*	554	40,725
Alphabet, Inc., Class A*	3,234	401,275
Apple, Inc.	2,352	401,651
Boston Scientific Corp.*	3,016	154,389
Bristol-Myers Squibb Co.	6,766	348,652
Campbell Soup Co.	998	40,329
Centene Corp.*	1,130	77,947
Cytokinetics, Inc.*	1,205	42,006
Deckers Outdoor Corp.*	81	48,362
Dick’s Sporting Goods, Inc.	376	40,213
Edwards Lifesciences Corp.*	1,244	79,268
Elevance Health, Inc.	487	219,194
Eli Lilly & Co.	759	420,433
Encompass Health Corp.	607	37,974
Garmin Ltd.	406	41,627
General Mills, Inc.	1,210	78,940
Hanesbrands, Inc.(a)	8,468	35,481
HCA Healthcare, Inc.	420	94,979
Inari Medical, Inc.*	637	38,672
Johnson & Johnson	2,526	374,707
Kellanova	686	34,622
LivaNova PLC*	754	36,984
Medtronic PLC	2,757	194,534
Merit Medical Systems, Inc.*	625	42,963
Molina Healthcare, Inc.*	132	43,949
NIKE, Inc., Class B	2,439	250,656
Peloton Interactive, Inc., Class A*	7,204	34,291
Pentair PLC	626	36,383
Penumbra, Inc.*	167	31,922
Pfizer, Inc.	11,545	352,815
Planet Fitness, Inc., Class A*	700	38,689
Pool Corp.	119	37,577
Rhythm Pharmaceuticals, Inc.*	1,626	37,577
Sanofi SA	2,299	208,256
Select Medical Holdings Corp.	1,486	33,777
Shockwave Medical, Inc.*	196	40,427
Tenet Healthcare Corp.*	566	30,394
Topgolf Callaway Brands Corp.*	2,556	31,234
Under Armour, Inc., Class A*	5,834	39,963
United Therapeutics Corp.*	183	40,783
UnitedHealth Group, Inc.	859	460,046
Vail Resorts, Inc.	190	40,327
VF Corp.	2,226	32,789
YETI Holdings, Inc.* (a)	900	38,268
Total United States		5,567,181
Total Common Stocks (Cost $7,840,530)		7,861,326

See notes to financial statements.

Schedule of Investments — IQ Healthy Hearts ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Short-Term Investments — 0.5%
Money Market Funds — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.24%(b)(c)	37,968	$37,968
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%(b)	1,834	1,834
Total Short-Term Investments (Cost $39,802)		39,802

	Shares	Value
Total Investments — 100.3% (Cost $7,880,332)		$7,901,128
Other Assets and Liabilities, Net — (0.3)%		(20,762)
Net Assets — 100%		$7,880,366

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $107,872; total market value of collateral held by the Fund was $110,486. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $72,518.

(b)Reflects the 1-day yield at October 31, 2023.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$7,861,326	$—	$—	$7,861,326
Short-Term Investments:
Money Market Funds	39,802	—	—	39,802
Total Investments in Securities	$7,901,128	$—	$—	$7,901,128

(d)For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.(See Notes 2)

See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2023 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Merger Arbitrage ETF	IQ 500 International ETF	IQ Candriam International Equity ETF
Assets
Investments, at value (including securities on loan)(a)	$666,822,054	$441,919,272	$188,276,101	$176,710,947
Investments in affiliates, at value	29,015,088	—	—	—
Cash	664,679	632,371	—	—
Foreign currency(b)	—	—	7,435	—
Deposits at broker for swap contracts	500,000	—	—	—
Receivable for investments sold	1,480,027	18,861,059	61	16
Due from broker	694,877	3,117,364	—	—
Securities lending income receivable	268,524	3,932	1,589	567
Prepaid expenses	110	238	34	77
Reclaims receivable	—	83,461	435,459	560,890
Dividend receivable	—	1,716,912	654,819	426,226
Total Assets	699,445,359	466,334,609	189,375,498	177,698,723

Liabilities
Collateral for investments on loan	103,985,582	11,492,534	4,889,242	443,654
Payable for capital shares repurchased	1,484,266	4,716,441	—	—
Advisory fees payable	267,139	292,740	36,625	20,372
Trustee fees payable	2,025	1,422	700	607
Compliance fees payable	116	99	23	26
Payable for investments purchased	—	1,752	—	—
Cash due to custodian	—	—	124	—
Foreign currency due to custodian(b)	—	208,501	—	13,123
Accrued expenses and other liabilities	217	256	32	12
Total Liabilities	105,739,345	16,713,745	4,926,746	477,794
Net Assets	$593,706,014	$449,620,864	$184,448,752	$177,220,929

Composition of Net Assets
Paid-in capital	$685,511,279	$519,867,969	$202,313,558	$191,100,111
Total distributable earnings/(accumulated loss)	(91,805,265)	(70,247,105)	(17,864,806)	(13,879,182)
Net Assets	$593,706,014	$449,620,864	$184,448,752	$177,220,929

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	20,000,000	14,300,000	6,300,000	7,175,000
Net Asset Value Per Share	$29.69	$31.44	$29.28	$24.70
Investments, at cost	$678,352,884	$447,423,813	$196,349,638	$184,787,496
Investments in affiliates, at cost	$28,702,583	$—	$—	$—
(a)Market value of securities on loan	$145,512,590	$19,378,101	$6,534,566	$867,845
(b)Cost of foreign currency	$—	$(207,682)	$7,352	$(13,150)

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2023 (unaudited)

	IQ Candriam U.S. Mid Cap Equity ETF	IQ Candriam U.S. Large Cap Equity ETF	IQ U.S. Large Cap ETF	IQ U.S. Small Cap ETF
Assets
Investments, at value (including securities on loan)(a)	$157,518,114	$308,476,191	$215,853,750	$162,970,729
Dividend receivable	101,993	180,348	230,488	55,813
Prepaid expenses	75	130	—	—
Receivable for investments sold	—	—	—	352,539
Receivable for capital shares transactions	—	—	1,658	—
Securities lending income receivable	—	726	—	5,393
Total Assets	157,620,182	308,657,395	216,085,896	163,384,474

Liabilities
Payable for investments purchased	113,119	—	—	356,535
Advisory fees payable	16,545	19,480	44,033	47,070
Trustee fees payable	515	1,271	841	932
Cash due to custodian	429	—	—	—
Compliance fees payable	4	66	7	35
Collateral for investments on loan	—	7,795	—	1,507,181
Accrued expenses and other liabilities	44	11	85	65
Total Liabilities	130,656	28,623	44,966	1,911,818
Net Assets	$157,489,526	$308,628,772	$216,040,930	$161,472,656

Composition of Net Assets
Paid-in capital	$177,026,354	$279,834,888	$259,465,347	$262,191,285
Total distributable earnings/(accumulated loss)	(19,536,828)	28,793,884	(43,424,417)	(100,718,629)
Net Assets	$157,489,526	$308,628,772	$216,040,930	$161,472,656

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	6,300,000	8,425,000	6,850,000	5,475,000
Net Asset Value Per Share	$25.00	$36.63	$31.54	$29.49
Investments, at cost	$177,116,780	$294,267,874	$216,627,700	$183,842,027
(a)Market value of securities on loan	$—	$4,885,790	$—	$4,990,138

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2023 (unaudited)

	IQ CBRE NextGen Real Estate ETF	IQ FTSE International Equity Currency Neutral ETF	IQ U.S. Mid Cap R&D Leaders ETF	IQ U.S. Large Cap R&D Leaders ETF
Assets
Investments, at value (including securities on loan)(a)	$16,894,624	$397,166,345	$4,047,076	$4,923,291
Restricted Cash for forward foreign currency contracts	—	20,492	—	—
Foreign currency(b)	—	156,531	—	—
Dividend receivable	17,663	1,048,747	122	3,729
Reclaims receivable	1,945	756,017	—	—
Securities lending income receivable	22	1,765	192	4
Receivable for investments sold	—	2,217,325	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,969,594	—	—
Total Assets	16,914,254	403,336,816	4,047,390	4,927,024

Liabilities
Collateral for investments on loan	252,832	4,571,666	33,319	31,416
Advisory fees payable	8,688	64,763	483	480
Foreign currency due to custodian(b)	142	—	—	—
Trustee fees payable	96	1,305	17	27
Compliance fees payable	—	7	—	—
Payable for investments purchased	—	166	—	—
Deposits from brokers for forward foreign currency contracts	—	20,492	—	—
Payable for capital shares repurchased	—	2,225,341	—	—
Cash due to custodian	—	871,518	—	—
Unrealized depreciation on forward foreign currency contracts	—	192,750	—	—
Accrued expenses and other liabilities	54	388	42	38
Total Liabilities	261,812	7,948,396	33,861	31,961
Net Assets	$16,652,442	$395,388,420	$4,013,529	$4,895,063

Composition of Net Assets
Paid-in capital	$36,635,963	$419,729,825	$5,139,287	$5,053,583
Total distributable earnings/(accumulated loss)	(19,983,521)	(24,341,405)	(1,125,758)	(158,520)
Net Assets	$16,652,442	$395,388,420	$4,013,529	$4,895,063

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	975,000	17,750,000	200,000	200,000
Net Asset Value Per Share	$17.08	$22.28	$20.07	$24.48
Investments, at cost	$21,008,566	$416,151,759	$4,593,702	$4,932,103
(a)Market value of securities on loan	$381,355	$8,097,196	$115,503	$42,606
(b)Cost of foreign currency	$(141)	$154,975	$—	$—

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2023 (unaudited)

	IQ Global Equity R&D Leaders ETF	IQ Global Resources ETF	IQ Real Return ETF	IQ Clean Oceans ETF
Assets
Investments, at value (including securities on loan)(a)	$6,342,781	$37,596,496	$6,489,129	$4,108,679
Foreign currency(b)	1,058	84,012	—	—
Receivable for investments sold	1,151,808	21	143,741	—
Dividend receivable	11,002	46,876	1,422	4,709
Reclaims receivable	5,371	39,680	—	10,496
Securities lending income receivable	6	114	125	8
Interest receivable	—	—	5,823	—
Total Assets	7,512,026	37,767,199	6,640,240	4,123,892

Liabilities
Payable for capital shares repurchased	1,151,587	—	—	—
Collateral for investments on loan	30,935	—	317,669	—
Advisory fees payable	675	9,685	1,216	1,564
Trustee fees payable	69	117	44	18
Compliance fees payable	2	2	4	1
Payable for investments purchased	—	—	112,030	—
Foreign currency due to custodian(b)	—	—	—	2
Accrued expenses and other liabilities	71	31	24	4
Total Liabilities	1,183,339	9,835	430,987	1,589
Net Assets	$6,328,687	$37,757,364	$6,209,253	$4,122,303

Composition of Net Assets
Paid-in capital	$7,083,877	$99,949,797	$9,177,621	$5,664,989
Total distributable earnings/(accumulated loss)	(755,190)	(62,192,433)	(2,968,368)	(1,542,686)
Net Assets	$6,328,687	$37,757,364	$6,209,253	$4,122,303

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	275,000	1,200,000	250,000	225,000
Net Asset Value Per Share	$23.01	$31.46	$24.84	$18.32
Investments, at cost	$7,281,621	$38,506,525	$7,201,323	$4,773,327
(a)Market value of securities on loan	$38,133	$182,825	$623,682	$82,181
(b)Cost of foreign currency	$1,059	$84,358	$—	$(2)

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2023 (unaudited)

	IQ Cleaner Transport ETF	IQ Engender Equality ETF	IQ Healthy Hearts ETF
Assets
Investments, at value (including securities on loan)(a)	$5,306,440	$5,051,051	$7,901,128
Reclaims receivable	16,340	—	12,804
Dividend receivable	8,139	6,092	7,574
Securities lending income receivable	43	—	28
Prepaid expenses	—	3	—
Total Assets	5,330,962	5,057,146	7,921,534

Liabilities
Cash due to custodian	13,820	—	—
Collateral for investments on loan	10,378	—	37,968
Advisory fees payable	1,969	1,919	2,872
Trustee fees payable	31	17	42
Foreign currency due to custodian(b)	—	—	240
Accrued expenses and other liabilities	27	5	46
Total Liabilities	26,225	1,941	41,168
Net Assets	$5,304,737	$5,055,205	$7,880,366

Composition of Net Assets
Paid-in capital	$6,968,206	$6,393,419	$8,274,195
Total distributable earnings/(accumulated loss)	(1,663,469)	(1,338,214)	(393,829)
Net Assets	$5,304,737	$5,055,205	$7,880,366

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	275,000	250,000	300,000
Net Asset Value Per Share	$19.29	$20.22	$26.27
Investments, at cost	$6,275,382	$5,629,628	$7,880,332
(a)Market value of securities on loan	$24,942	$—	$107,872
(b)Cost of foreign currency	$—	$—	$(243)

See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2023 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Merger Arbitrage ETF	IQ 500 International ETF	IQ Candriam International Equity ETF
Investment Income
Dividend income*	$13,995,434	$2,361,174	$3,786,264	$2,715,388
Dividend income from affiliates	115,733	—	—	—
Interest income	—	11,406	—	—
Securities lending income, net of borrower rebates	548,807	37,880	21,962	13,106
Total investment income	14,659,974	2,410,460	3,808,226	2,728,494

Expenses
Advisory fees (See Note 3)	2,321,902	1,755,014	242,485	141,550
Trustee fees	24,777	18,328	8,233	7,917
Legal fees	11,280	8,369	3,706	3,590
Compliance fees	787	599	253	251
Miscellaneous	717	1,372	107	36
Total expenses	2,359,463	1,783,682	254,784	153,344
Waivers/Reimbursement (See Note 3)	(684,388)	—	(12,299)	(11,795)
Net expenses	1,675,075	1,783,682	242,485	141,549
Net investment income	12,984,899	626,778	3,565,741	2,586,945

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(3,021,163)	4,030,265	(2,828,904)	141,053
Investment in affiliates	(221,818)	—	—	—
In-Kind redemptions	2,018,954	155,282	877,600	1,363,297
Affiliates in-kind redemptions	34,780	—	—	—
Swap transactions	1,108,497	(2,914,086)	—	—
Foreign currency transactions	—	(85,013)	(119,513)	(88,509)
Net realized gain (loss)	(80,750)	1,186,448	(2,070,817)	1,415,841
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(6,183,084)	(5,662,731)	(11,414,134)	(19,060,620)
Investment in affiliates	462,973	—	—	—
Foreign currency translations	—	(119,377)	(7,797)	(16,098)
Net change in net unrealized depreciation	(5,720,111)	(5,782,108)	(11,421,931)	(19,076,718)
Net realized and unrealized gain (loss)	(5,800,861)	(4,595,660)	(13,492,748)	(17,660,877)
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,184,038	$(3,968,882)	$(9,927,007)	$(15,073,932)

*Net of foreign taxes withheld of:	$—	$22,244	$458,477	$304,519

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2023 (unaudited)

	IQ Candriam U.S. Mid Cap Equity ETF	IQ Candriam U.S. Large Cap Equity ETF	IQ U.S. Large Cap ETF	IQ U.S. Small Cap ETF
Investment Income
Dividend income*	$898,184	$2,493,428	$2,667,358	$1,740,871
Securities lending income, net of borrower rebates	—	3,154	—	30,617
Total investment income	898,184	2,496,582	2,667,358	1,771,488

Expenses
Advisory fees (See Note 3)	83,881	164,851	322,991	358,209
Trustee fees	4,524	15,354	10,771	9,014
Legal fees	1,457	7,043	5,153	4,367
Compliance fees	101	497	312	302
Miscellaneous	29	37	36	36
Total expenses	89,992	187,782	339,263	371,928
Waivers/Reimbursement (See Note 3)	(6,110)	(22,930)	(16,272)	(13,719)
Net expenses	83,882	164,852	322,991	358,209
Net investment income	814,302	2,331,730	2,344,367	1,413,279

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(1,058,323)	(1,415,351)	(159,669)	390,739
In-Kind redemptions	923,325	23,071,493	4,853,829	7,496,521
Net realized gain (loss)	(134,998)	21,656,142	4,694,160	7,887,260
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(19,826,589)	(7,811,343)	(12,122,693)	(10,406,659)
Net change in net unrealized depreciation	(19,826,589)	(7,811,343)	(12,122,693)	(10,406,659)
Net realized and unrealized gain (loss)	(19,961,587)	13,844,799	(7,428,533)	(2,519,399)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,147,285)	$16,176,529	$(5,084,166)	$(1,106,120)

*Net of foreign taxes withheld of:	$1,995	$—	$—	$780

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2023 (unaudited)

	IQ CBRE NextGen Real Estate ETF	IQ FTSE International Equity Currency Neutral ETF	IQ U.S. Mid Cap R&D Leaders ETF	IQ U.S. Large Cap R&D Leaders ETF
Investment Income
Dividend income*	$387,247	$5,437,465	$17,442	$31,630
Securities lending income, net of borrower rebates	528	22,188	2,631	378
Total investment income	387,775	5,459,653	20,073	32,008

Expenses
Advisory fees (See Note 3)	61,202	361,968	3,520	3,550
Trustee fees	776	16,622	187	226
Legal fees	395	7,021	98	105
Compliance fees	30	477	5	6
Miscellaneous	36	95	19	18
Total expenses	62,439	386,183	3,829	3,905
Waivers/Reimbursement (See Note 3)	(1,237)	—	(310)	(357)
Net expenses	61,202	386,183	3,519	3,548
Net investment income	326,573	5,073,470	16,554	28,460

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(411,046)	(2,782,870)	(179,985)	(10,467)
In-Kind redemptions	(299,058)	1,040,208	—	—
Forward foreign currency contracts	—	10,818,697	—	—
Foreign currency transactions	(2,440)	(136,361)	—	—
Net realized gain (loss)	(712,544)	8,939,674	(179,985)	(10,467)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(1,827,653)	(34,782,968)	92,147	303,450
Forward foreign currency contracts	—	1,985,994	—	—
Foreign currency translations	(1,013)	(18,458)	—	—
Net change in net unrealized appreciation (depreciation)	(1,828,666)	(32,815,432)	92,147	303,450
Net realized and unrealized gain (loss)	(2,541,210)	(23,875,758)	(87,838)	292,983
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,214,637)	$(18,802,288)	$(71,284)	$321,443

*Net of foreign taxes withheld of:	$14,377	$536,190	$—	$—

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2023 (unaudited)

	IQ Global Equity R&D Leaders ETF	IQ Global Resources ETF	IQ Real Return ETF	IQ Clean Oceans ETF
Investment Income
Dividend income*	$100,368	$744,108	$17,376	$39,116
Non-cash dividend income	—	—	—	4,089
Interest income	—	—	65,661	—
Securities lending income, net of borrower rebates	32	1,249	402	295
Total investment income	100,400	745,357	83,439	43,500

Expenses
Advisory fees (See Note 3)	10,775	56,199	9,213	10,758
Trustee fees	600	1,535	203	209
Legal fees	292	694	110	94
Compliance fees	18	44	7	7
Miscellaneous	19	36	36	—
Total expenses	11,704	58,508	9,569	11,068
Waivers/Reimbursement (See Note 3)	(930)	(2,309)	(1,906)	(310)
Net expenses	10,774	56,199	7,663	10,758
Net investment income	89,626	689,158	75,776	32,742

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(158,926)	(305,016)	(66,893)	(107,811)
In-Kind redemptions	571,176	898,098	—	101,659
Foreign currency transactions	(5,403)	(4,318)	—	(2,235)
Net realized gain (loss)	406,847	588,764	(66,893)	(8,387)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(759,799)	(4,215,876)	(51,222)	(593,326)
Foreign currency translations	(129)	(1,849)	—	(355)
Net change in net unrealized depreciation	(759,928)	(4,217,725)	(51,222)	(593,681)
Net realized and unrealized gain (loss)	(353,081)	(3,628,961)	(118,115)	(602,068)
Net Decrease in Net Assets Resulting from Operations	$(263,455)	$(2,939,803)	$(42,339)	$(569,326)

*Net of foreign taxes withheld of:	$10,338	$36,289	$3	$4,581

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2023 (unaudited)

	IQ Cleaner Transport ETF	IQ Engender Equality ETF	IQ Healthy Hearts ETF
Investment Income
Dividend income*	$92,156	$48,879	$73,352
Non-cash dividend income	5,595	—	—
Securities lending income, net of borrower rebates	267	49	241
Total investment income	98,018	48,928	73,593

Expenses
Advisory fees (See Note 3)	14,065	11,660	18,977
Trustee fees	284	217	379
Legal fees	135	99	199
Compliance fees	8	7	11
Miscellaneous	31	—	36
Total expenses	14,523	11,983	19,602
Waivers/Reimbursement (See Note 3)	(457)	(323)	(626)
Net expenses	14,066	11,660	18,976
Net investment income	83,952	37,268	54,617

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(75,779)	(43,343)	178,767
In-Kind redemptions	194,647	68,536	—
Foreign currency transactions	(2,622)	—	(1,266)
Net realized gain	116,246	25,193	177,501
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(453,299)	(631,005)	(818,464)
Foreign currency translations	(611)	—	(316)
Net change in net unrealized depreciation	(453,910)	(631,005)	(818,780)
Net realized and unrealized gain (loss)	(337,664)	(605,812)	(641,279)
Net Decrease in Net Assets Resulting from Operations	$(253,712)	$(568,544)	$(586,662)

*Net of foreign taxes withheld of:	$14,711	$—	$3,968

See notes to financial statements.

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,984,899	$16,456,895	$626,778	$7,152,094
Net realized gain (loss)	(80,750)	(50,109,084)	1,186,448	(23,801,834)
Net change in net unrealized appreciation (depreciation)	(5,720,111)	33,476,274	(5,782,108)	13,632,662
Net increase (decrease) in net assets resulting from operations	7,184,038	(175,915)	(3,968,882)	(3,017,078)
Distributions to Shareholders	—	(12,443,799)	—	—

Capital Share Transactions
Proceeds from shares created	64,124,398	266,615,756	34,199,119	40,919,459
Cost of shares redeemed	(84,101,649)	(404,767,304)	(40,803,044)	(169,342,336)
Net decrease from capital share transactions	(19,977,251)	(138,151,548)	(6,603,925)	(128,422,877)
Total decrease in net assets	(12,793,213)	(150,771,262)	(10,572,807)	(131,439,955)

Net Assets
Beginning of period	606,499,227	757,270,489	460,193,671	591,633,626
End of period	$593,706,014	$606,499,227	$449,620,864	$460,193,671

Changes in Shares Outstanding
Shares outstanding, beginning of period	20,650,000	25,450,000	14,500,000	18,600,000
Shares created	2,150,000	9,200,000	1,100,000	1,300,000
Shares redeemed	(2,800,000)	(14,000,000)	(1,300,000)	(5,400,000)
Shares outstanding, end of period	20,000,000	20,650,000	14,300,000	14,500,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ 500 International ETF		IQ Candriam International Equity ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,565,741	$6,699,897	$2,586,945	$6,037,689
Net realized gain (loss)	(2,070,817)	2,903,801	1,415,841	1,937,130
Net change in net unrealized appreciation (depreciation)	(11,421,931)	7,598,245	(19,076,718)	6,909,499
Net increase (decrease) in net assets resulting from operations	(9,927,007)	17,201,943	(15,073,932)	14,884,318
Distributions to Shareholders	(4,870,233)	(6,462,947)	(3,698,003)	(5,958,535)

Capital Share Transactions
Proceeds from shares created	9,468,789	17,564,763	10,107,769	20,709,401
Cost of shares redeemed	(6,254,402)	(42,849,876)	(6,786,262)	(35,761,982)
Net increase (decrease) from capital share transactions	3,214,387	(25,285,113)	3,321,507	(15,052,581)
Total decrease in net assets	(11,582,853)	(14,546,117)	(15,450,428)	(6,126,798)

Net Assets
Beginning of period	196,031,605	210,577,722	192,671,357	198,798,155
End of period	$184,448,752	$196,031,605	$177,220,929	$192,671,357

Changes in Shares Outstanding
Shares outstanding, beginning of period	6,200,000	7,000,000	7,050,000	7,600,000
Shares created	300,000	650,000	375,000	850,000
Shares redeemed	(200,000)	(1,450,000)	(250,000)	(1,400,000)
Shares outstanding, end of period	6,300,000	6,200,000	7,175,000	7,050,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Candriam U.S. Mid Cap Equity ETF		IQ Candriam U.S. Large Cap Equity ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Period October 25, 2022* to April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$814,302	$46,363	$2,331,730	$5,594,261
Net realized gain (loss)	(134,998)	54,829	21,656,142	11,895,018
Net change in net unrealized appreciation (depreciation)	(19,826,589)	227,923	(7,811,343)	(10,880,947)
Net increase (decrease) in net assets resulting from operations	(19,147,285)	329,115	16,176,529	6,608,332
Distributions to Shareholders	(577,850)	(39,786)	(2,317,809)	(5,433,110)

Capital Share Transactions
Proceeds from shares created	183,255,027	6,371,845	16,420,148	35,271,704
Cost of shares redeemed	(11,389,059)	(1,312,481)	(98,094,480)	(88,537,392)
Net increase (decrease) from capital share transactions	171,865,968	5,059,364	(81,674,332)	(53,265,688)
Total increase (decrease) in net assets	152,140,833	5,348,693	(67,815,612)	(52,090,466)

Net Assets
Beginning of period	5,348,693	—	376,444,384	428,534,850
End of period	$157,489,526	$5,348,693	$308,628,772	$376,444,384

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,000	—	10,550,000	12,050,000
Shares created	6,525,000	250,000	425,000	1,050,000
Shares redeemed	(425,000)	(50,000)	(2,550,000)	(2,550,000)
Shares outstanding, end of period	6,300,000	200,000	8,425,000	10,550,000

* Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ U.S. Large Cap ETF		IQ U.S. Small Cap ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,344,367	$4,144,111	$1,413,279	$3,445,395
Net realized gain (loss)	4,694,160	(7,369,032)	7,887,260	(9,030,087)
Net change in net unrealized appreciation (depreciation)	(12,122,693)	10,322,520	(10,406,659)	(196,040)
Net increase (decrease) in net assets resulting from operations	(5,084,166)	7,097,599	(1,106,120)	(5,780,732)
Distributions to Shareholders	(2,169,535)	(4,210,806)	(1,320,998)	(3,441,045)

Capital Share Transactions
Proceeds from shares created	—	4,755,604	2,431,924	105,875,729
Cost of shares redeemed	(54,331,642)	(36,334,695)	(82,735,516)	(38,759,024)
Net increase (decrease) from capital share transactions	(54,331,642)	(31,579,091)	(80,303,592)	67,116,705
Total increase (decrease) in net assets	(61,585,343)	(28,692,298)	(82,730,710)	57,894,928

Net Assets
Beginning of period	277,626,273	306,318,571	244,203,366	186,308,438
End of period	$216,040,930	$277,626,273	$161,472,656	$244,203,366

Changes in Shares Outstanding
Shares outstanding, beginning of period	8,500,000	9,500,000	7,950,000	5,850,000
Shares created	—	150,000	75,000	3,300,000
Shares redeemed	(1,650,000)	(1,150,000)	(2,550,000)	(1,200,000)
Shares outstanding, end of period	6,850,000	8,500,000	5,475,000	7,950,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ CBRE NextGen Real Estate ETF		IQ FTSE International Equity Currency Neutral ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$326,573	$744,902	$5,073,470	$8,780,394
Net realized gain (loss)	(712,544)	(8,820,884)	8,939,674	4,951,798
Net change in net unrealized appreciation (depreciation)	(1,828,666)	1,584,994	(32,815,432)	13,824,216
Net increase (decrease) in net assets resulting from operations	(2,214,637)	(6,490,988)	(18,802,288)	27,556,408
Distributions to Shareholders	(339,893)	(1,257,827)	(4,538,091)	(13,451,645)

Capital Share Transactions
Proceeds from shares created	—	2,239,801	98,073,946	82,169,189
Cost of shares redeemed	(4,294,160)	(11,207,822)	(4,587,867)	(36,452,098)
Net increase (decrease) from capital share transactions	(4,294,160)	8,968,021	93,486,079	45,717,091
Total increase (decrease) in net assets	(6,848,690)	(16,716,836)	70,145,700	59,821,854

Net Assets
Beginning of period	23,501,132	40,217,968	325,242,720	265,420,866
End of period	$16,652,442	$23,501,132	$395,388,420	$325,242,720

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,200,000	1,650,000	13,800,000	11,600,000
Shares created	—	100,000	4,150,000	3,850,000
Shares redeemed	(225,000)	(550,000)	(200,000)	(1,650,000)
Shares outstanding, end of period	975,000	1,200,000	17,750,000	13,800,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ U.S. Mid Cap R&D Leaders ETF		IQ U.S. Large Cap R&D Leaders ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$16,554	$33,428	$28,460	$62,100
Net realized loss	(179,985)	(360,556)	(10,467)	(120,856)
Net change in net unrealized appreciation (depreciation)	92,147	(36,414)	303,450	229,960
Net increase (decrease) in net assets resulting from operations	(71,284)	(363,542)	321,443	171,204
Distributions to Shareholders	(19,840)	(30,506)	(28,814)	(62,738)

Capital Share Transactions
Proceeds from shares created	—	—	—	—
Cost of shares redeemed	—	—	—	—
Net increase from capital share transactions	—	—	—	—
Total increase (decrease) in net assets	(91,124)	(394,048)	292,629	108,466

Net Assets
Beginning of period	4,104,653	4,498,701	4,602,434	4,493,968
End of period	$4,013,529	$4,104,653	$4,895,063	$4,602,434

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,000	200,000	200,000	200,000
Shares created	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	200,000	200,000	200,000	200,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Global Equity R&D Leaders ETF		IQ Global Resources ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$89,626	$98,381	$689,158	$1,532,871
Net realized gain (loss)	406,847	(175,652)	588,764	1,031,832
Net change in net unrealized appreciation (depreciation)	(759,928)	374,304	(4,217,725)	(1,358,965)
Net increase (decrease) in net assets resulting from operations	(263,455)	297,033	(2,939,803)	1,205,738
Distributions to Shareholders	(97,271)	(97,529)	(670,486)	(1,420,439)

Capital Share Transactions
Proceeds from shares created	11,248,704	1,094,164	11,892,753	8,695,439
Cost of shares redeemed	(10,310,289)	—	(4,816,464)	(8,259,764)
Net increase from capital share transactions	938,415	1,094,164	7,076,289	435,675
Total increase in net assets	577,689	1,293,668	3,466,000	220,974

Net Assets
Beginning of period	5,750,998	4,457,330	34,291,364	34,070,390
End of period	$6,328,687	$5,750,998	$37,757,364	$34,291,364

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,000	200,000	1,000,000	1,000,000
Shares created	450,000	50,000	350,000	250,000
Shares redeemed	(425,000)	—	(150,000)	(250,000)
Shares outstanding, end of period	275,000	250,000	1,200,000	1,000,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Real Return ETF		IQ Clean Oceans ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$75,776	$579,189	$32,742	$106,094
Net realized loss	(66,893)	(1,498,070)	(8,387)	(819,891)
Net change in net unrealized appreciation (depreciation)	(51,222)	57,082	(593,681)	841,239
Net increase (decrease) in net assets resulting from operations	(42,339)	(861,799)	(569,326)	127,442
Distributions to Shareholders	(106,607)	(421,464)	(67,902)	(73,790)

Capital Share Transactions
Cost of shares redeemed	—	(19,214,614)	(550,923)	—
Net decrease from capital share transactions	—	(19,214,614)	(550,923)	—
Total increase (decrease) in net assets	(148,946)	(20,497,877)	(1,188,151)	53,652

Net Assets
Beginning of period	6,358,199	26,856,076	5,310,454	5,256,802
End of period	$6,209,253	$6,358,199	$4,122,303	$5,310,454

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,000	1,000,000	250,000	250,000
Shares redeemed	—	(750,000)	(25,000)	—
Shares outstanding, end of period	250,000	250,000	225,000	250,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Cleaner Transport ETF		IQ Engender Equality ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$83,952	$150,296	$37,268	$75,247
Net realized gain (loss)	116,246	(795,701)	25,193	(684,646)
Net change in net unrealized appreciation (depreciation)	(453,910)	686,107	(631,005)	899,945
Net increase (decrease) in net assets resulting from operations	(253,712)	40,702	(568,544)	290,546
Distributions to Shareholders	(106,547)	(119,864)	(37,923)	(79,325)

Capital Share Transactions
Proceeds from shares created	1,122,128	1,052,907	546,558	—
Cost of shares redeemed	(1,645,722)	(962,562)	(551,973)	—
Net increase (decrease) from capital share transactions	(523,594)	90,345	(5,415)	—
Total increase (decrease) in net assets	(883,853)	11,183	(611,882)	211,221

Net Assets
Beginning of period	6,188,590	6,177,407	5,667,087	5,455,866
End of period	$5,304,737	$6,188,590	$5,055,205	$5,667,087

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,000	300,000	250,000	250,000
Shares created	50,000	50,000	25,000	—
Shares redeemed	(75,000)	(50,000)	(25,000)	—
Shares outstanding, end of period	275,000	300,000	250,000	250,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Healthy Hearts ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$54,617	$93,216
Net realized gain (loss)	177,501	(457,826)
Net change in net unrealized appreciation (depreciation)	(818,780)	804,256
Net increase (decrease) in net assets resulting from operations	(586,662)	439,646
Distributions to Shareholders	(52,893)	(95,171)

Capital Share Transactions
Proceeds from shares created	—	1,282,189
Cost of shares redeemed	—	—
Net increase from capital share transactions	—	1,282,189
Total increase (decrease) in net assets	(639,555)	1,626,664

Net Assets
Beginning of period	8,519,921	6,893,257
End of period	$7,880,366	$8,519,921

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,000	250,000
Shares created	—	50,000
Shares redeemed	—	—
Shares outstanding, end of period	300,000	300,000

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,
			2023		2022	2021	2020	2019
Net asset value, beginning of period	$29.37		$29.76		$32.02	$29.41	$30.29	$30.39

Income from Investment Operations
Net investment income(a)(b)	0.63		0.72		0.41	0.42	0.75	0.72
Net realized and unrealized gain (loss)	(0.31)		(0.54)		(2.65)	2.79	(1.04)	(0.27)
Distributions of net realized gains from investments in other investment companies	—		—		0.07	0.03	0.00 (c)	—
Net increase (decrease) in net assets resulting from investment operations	0.32		0.18		(2.17)	3.24	(0.29)	0.45

Distributions from:
Net investment income	—		(0.57)		(0.09)	(0.63)	(0.59)	(0.55)
Net asset value, end of period	$29.69		$29.37		$29.76	$32.02	$29.41	$30.29
Market price, end of period	$29.68		$29.38		$29.75	$32.01	$29.34	$30.28

Total Return
Total investment return based on net asset value(d)	1.07%		0.68%		(6.80)%	11.01%	(1.04)%	1.56%
Total investment return based on market price(e)	1.02%		0.73%		(6.80)%	11.26%	(1.26)%	1.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$593,706		$606,499		$757,270	$795,577	$739,660	$993,422
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.54	%(g)	0.55	%(h)	0.54%	0.54%	0.54%	0.54%
Expenses excluding waivers/reimbursements(f)	0.76	%(g)	0.77%		0.76%	0.76%	0.76%	0.76%
Net investment income(b)	4.19	%(g)	2.50%		1.29%	1.35%	2.49%	2.40%
Portfolio turnover rate(i)	85%		94%		138%	163%	166%	137%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)Annualized.

(h)The Ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$31.74		$31.81	$33.62	$31.53	$31.50	$30.72

Income from Investment Operations
Net investment income(a)(b)	0.04		0.43	0.09	0.31	0.14	0.07
Net realized and unrealized gain (loss)	(0.34)		(0.50)	(1.90)	2.55	(0.11)	0.71
Distributions of net realized gains from investments in other investment companies	—		—	0.00 (c)	0.00 (c)	0.00 (c)	—
Net increase (decrease) in net assets resulting from investment operations	(0.30)		(0.07)	(1.81)	2.86	0.03	0.78

Distributions from:
Net investment income	—		—	—	(0.77)	—	—
Net asset value, end of period	$31.44		$31.74	$31.81	$33.62	$31.53	$31.50
Market price, end of period	$31.47		$31.72	$31.78	$33.67	$31.45	$31.48

Total Return
Total investment return based on net asset value(d)	(0.93)%		(0.21)%	(5.38)%	9.07%	0.10%	2.52%
Total investment return based on market price (e)	(0.79)%		(0.19)%	(5.61)%	9.53%	(0.10)%	2.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$449,621		$460,194	$591,634	$746,279	$723,582	$985,800
Ratio to average net assets of:
Expenses(f)	0.76	%(g)	0.77%	0.76%	0.76%	0.76%	0.76%
Net investment income(b)	0.27	%(g)	1.36%	0.28%	0.94%	0.42%	0.21%
Portfolio turnover rate(h)	185%		367%	314%	313%	308%	337%

(a) Based on average shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c) Less than $0.005 per share.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e) The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g) Annualized.

(h) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ 500 International ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,				For the Period December 13, 2018(a) to April 30, 2019
			2023	2022	2021	2020
Net asset value, beginning of period	$31.62		$30.08	$32.58	$22.29	$27.64	$25.50

Income from Investment Operations
Net investment income(b)(c)	0.57		1.01	1.03	0.77	0.72	0.39
Net realized and unrealized gain (loss)	(2.11)		1.53	(2.35)	10.19	(5.40)	1.77
Net increase (decrease) in net assets resulting from investment operations	(1.54)		2.54	(1.32)	10.96	(4.68)	2.16

Distributions from:
Net investment income	(0.80)		(1.00)	(1.18)	(0.67)	(0.67)	(0.02)
Net asset value, end of period	$29.28		$31.62	$30.08	$32.58	$22.29	$27.64
Market price, end of period	$29.62		$31.70	$29.74	$32.52	$22.10	$27.65

Total Return
Total investment return based on net asset value(d)	(5.04)%		8.93%	(4.29)%	49.88%	(17.33)%	8.47%
Total investment return based on market price(e)	(4.19)%		10.47%	(5.21)%	50.94%	(18.07)%	8.52	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$184,449		$196,032	$210,578	$244,336	$218,451	$85,675
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.25	%(h)	0.25%	0.25%	0.25%	0.25%	0.25	%(h)
Expenses excluding waivers/reimbursements(g)	0.26	%(h)	0.26%	0.26%	0.26%	0.26%	0.26	%(h)
Net investment income(c)	3.68	%(h)	3.56%	3.15%	2.86%	2.81%	3.90	%(h)
Portfolio turnover rate(i)	16%		20%	19%	9%	13%	0%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Candriam International Equity ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,			For the Period December 17, 2019(a) to April 30, 2020
			2023	2022	2021
Net asset value, beginning of period	$27.33		$26.16	$29.21	$21.00	$25.19

Income from Investment Operations
Net investment income(b)(c)	0.37		0.79	0.85	0.62	0.26
Net realized and unrealized gain (loss)	(2.46)		1.16	(3.05)	8.01	(4.34)
Net increase (decrease) in net assets resulting from investment operations	(2.09)		1.95	(2.20)	8.63	(4.08)

Distributions from:
Net investment income	(0.54)		(0.78)	(0.85)	(0.42)	(0.11)
Net asset value, end of period	$24.70		$27.33	$26.16	$29.21	$21.00
Market price, end of period	$24.92		$27.40	$25.79	$29.25	$20.87

Total Return
Total investment return based on net asset value(d)	(7.84)%		7.98%	(7.82)%	41.45%	(16.18)%
Total investment return based on market price(e)	(7.26)%		9.81%	(9.25)%	42.51%	(16.68	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$177,221		$192,671	$198,798	$186,951	$46,196
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(g)	0.15	%(h)	0.15%	0.15%	0.15%	0.15	%(h)
Expenses excluding waivers/ reimbursements(g)	0.16	%(h)	0.16%	0.16%	0.16%	0.16	%(h)
Net investment income(c)	2.74	%(h)	3.19%	2.90%	2.41%	3.20	%(h)
Portfolio turnover rate(i)	17%		17%	10%	21%	3%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Candriam U.S. Mid Cap Equity ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Period October 25, 2022(a) to April 30, 2023
Net asset value, beginning of period	$26.74		$25.00

Income from Investment Operations
Net investment income(b)(c)	0.20		0.23
Net realized and unrealized gain (loss)	(1.80)		1.69
Net increase (decrease) in net assets resulting from investment operations	(1.60)		1.92

Distributions from:
Net investment income	(0.14)		(0.18)
Net asset value, end of period	$25.00		$26.74
Market price, end of period	$24.99		$26.75

Total Return
Total investment return based on net asset value(d)	(6.05)%		6.85%
Total investment return based on market price(e)	(6.11)%		6.88	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,490		$5,349
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.15	%(h)	0.15	%(h)
Expenses excluding waivers/reimbursements(g)	0.16	%(h)	0.19	%(h)
Net investment income(c)	1.46	%(h)	1.65	%(h)
Portfolio turnover rate(i)	21%		13%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Candriam U.S. Large Cap Equity ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,			For the Period December 17, 2019(a) to April 30, 2020
			2023	2022	2021
Net asset value, beginning of period	$35.68		$35.56	$35.56	$24.13	$25.18

Income from Investment Operations
Net investment income(b)(c)	0.24		0.49	0.46	0.42	0.15
Net realized and unrealized gain (loss)	0.95		0.11	(0.01)	11.32	(1.08)
Net increase (decrease) in net assets resulting from investment operations	1.19		0.60	0.45	11.74	(0.93)

Distributions from:
Net investment income	(0.24)		(0.48)	(0.45)	(0.31)	(0.12)
Net asset value, end of period	$36.63		$35.68	$35.56	$35.56	$24.13
Market price, end of period	$36.65		$35.68	$35.58	$35.57	$24.12

Total Return
Total investment return based on net asset value(d)	3.31%		1.81%	1.21%	48.85%	(3.59)%
Total investment return based on market price(e)	3.36%		1.75%	1.23%	49.00%	(3.64	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$308,629		$376,444	$428,535	$410,702	$6,034
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.09	%(h)	0.09%	0.09%	0.09%	0.09	%(h)
Expenses excluding waivers/reimbursements(g)	0.10	%(h)	0.10%	0.10%	0.10%	0.11	%(h)
Net investment income(c)	1.27	%(h)	1.45%	1.21%	1.35%	1.67	%(h)
Portfolio turnover rate(i)	10%		19%	5%	21%	12%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ U.S. Large Cap ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$32.66		$32.24	$32.51	$21.95	$24.75	$25.30

Income from Investment Operations
Net investment income(a)(b)	0.30		0.46	0.40	0.38	0.58	0.48
Net realized and unrealized gain (loss)	(1.14)		0.43	(0.30)	10.60	(2.80)	(0.53)
Net increase (decrease) in net assets resulting from investment operations	(0.84)		0.89	0.10	10.98	(2.22)	(0.05)

Distributions from:
Net investment income	(0.28)		(0.47)	(0.37)	(0.42)	(0.58)	(0.50)
Net asset value, end of period	$31.54		$32.66	$32.24	$32.51	$21.95	$24.75
Market price, end of period	$31.54		$32.66	$32.25	$32.54	$21.92	$24.75

Total Return
Total investment return based on net asset value(c)	(2.60)%		2.85%	0.24%	50.46%	(9.04)%	(0.13)%
Total investment return based on market price(d)	(2.59)%		2.83%	0.17%	50.82%	(9.18)%	(0.13)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$216,041		$277,626	$306,319	$305,608	$220,630	$278,412
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses excluding waivers/reimbursements(e)	0.26	%(f)	0.26%	0.26%	0.26%	0.26%	0.26%
Net investment income(b)	1.81	%(f)	1.46%	1.17%	1.43%	2.35%	1.97%
Portfolio turnover rate(g)	2%		51%	65%	68%	58%	52%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ U.S. Small Cap ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.72		$31.85	$35.03	$20.02	$25.72	$27.13

Income from Investment Operations
Net investment income(a)(b)	0.22		0.47	0.44	0.35	0.28	0.27
Net realized and unrealized gain (loss)	(1.23)		(1.13)	(3.16)	15.01	(5.72)	(1.39)
Net increase (decrease) in net assets resulting from investment operations	(1.01)		(0.66)	(2.72)	15.36	(5.44)	(1.12)

Distributions from:
Net investment income	(0.22)		(0.47)	(0.46)	(0.35)	(0.26)	(0.29)
Net asset value, end of period	$29.49		$30.72	$31.85	$35.03	$20.02	$25.72
Market price, end of period	$29.50		$30.71	$31.83	$35.03	$20.02	$25.72

Total Return
Total investment return based on net asset value(c)	(3.33)%		(2.10)%	(7.89)%	77.31%	(21.35)%	(4.10)%
Total investment return based on market price(d)	(3.28)%		(2.07)%	(7.95)%	77.34%	(21.34)%	(4.14)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$161,473		$244,203	$186,308	$206,659	$103,108	$348,555
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses excluding waivers/reimbursements(e)	0.36	%(f)	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income(b)	1.38	%(f)	1.47%	1.24%	1.29%	1.14%	1.01%
Portfolio turnover rate(g)	2%		62%	64%	76%	43%	57%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ CBRE NextGen Real Estate ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,
			2023		2022	2021	2020	2019
Net asset value, beginning of period	$19.58		$24.37		$25.52	$17.32	$25.13	$24.14

Income from Investment Operations
Net investment income(a)(b)	0.30		0.51		0.41	0.33	0.66	0.79
Net realized and unrealized gain (loss)	(2.47)		(4.46)		(0.58)	8.67	(7.16)	1.81
Net increase (decrease) in net assets resulting from investment operations	(2.17)		(3.95)		(0.17)	9.00	(6.50)	2.60

Distributions from:
Net investment income	(0.33)		(0.84)		(0.98)	(0.32)	(0.62)	(0.78)
Return of capital	—		—		—	(0.48)	(0.69)	(0.83)
Total distributions from net investment income and return of capital	(0.33)		(0.84)		(0.98)	(0.80)	(1.31)	(1.61)
Net asset value, end of period	$17.08		$19.58		$24.37	$25.52	$17.32	$25.13
Market price, end of period	$17.09		$19.58		$24.35	$25.51	$17.30	$25.12

Total Return
Total investment return based on net asset value(c)	(11.30)%		(16.22)%		(0.76)%	53.54%	(27.15)%	11.16%
Total investment return based on market price(d)	(11.22)%		(16.15)%		(0.84)%	53.68%	(27.21)%	11.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,652		$23,501		$40,218	$52,309	$40,702	$71,615
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.60	%(f)	0.66	%(g)	0.70%	0.70%	0.70%	0.70%
Expenses excluding waivers/reimbursements(e)	0.61	%(f)	0.66%		0.70%	0.70%	0.70%	0.70%
Net investment income(b)	3.20	%(f)	2.45%		1.58%	1.66%	2.72%	3.11%
Portfolio turnover rate(h)	19%		137%		31%	38%	26%	26%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Annualized.

(g)The Ratio includes non-recurring costs associated with a proxy statement of 0.02%.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ FTSE International Equity Currency Neutral ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$23.57		$22.88	$24.34	$18.02	$20.59	$21.63

Income from Investment Operations
Net investment income(a)(b)	0.31		0.71	0.67	0.51	0.56	0.62
Net realized and unrealized gain (loss)	(1.31)		1.05	(1.40)	6.28	(2.51)	(0.77)
Net increase (decrease) in net assets resulting from investment operations	(1.00)		1.76	(0.73)	6.79	(1.95)	(0.15)

Distributions from:
Net investment income	(0.29)		(0.82)	(0.73)	(0.47)	(0.62)	(0.70)
Net realized gain	—		(0.25)	—	—	—	(0.19)
Total distributions from net investment income and realized gains	(0.29)		(1.07)	(0.73)	(0.47)	(0.62)	(0.89)
Net asset value, end of period	$22.28		$23.57	$22.88	$24.34	$18.02	$20.59
Market price, end of period	$22.51		$23.68	$22.60	$24.36	$17.83	$20.65

Total Return
Total investment return based on net asset value(c)	(4.35)%		8.31%	(3.16)%	38.14%	(9.74)%	(0.42)%
Total investment return based on market price(d)	(3.80)%		10.19%	(4.45)%	39.70%	(10.94)%	(0.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$395,388		$325,243	$265,421	$310,388	$249,575	$281,079
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.20	%(f)	0.21%	0.20%	0.20%	0.20%	0.20%
Expenses excluding waivers/reimbursements(e)	0.20	%(f)	0.26%	0.36%	0.36%	0.36%	0.36%
Net investment income(b)	2.66	%(f)	3.25%	2.72%	2.41%	2.78%	3.03%
Portfolio turnover rate(g)	5%		14%	8%	10%	8%	13%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ U.S. Mid Cap R&D Leaders ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30, 2023	For the Period February 8, 2022(a) to April 30, 2022
Net asset value, beginning of period	$20.52		$22.49	$25.05

Income from Investment Operations
Net investment income(b)(c)	0.08		0.17	0.03
Net realized and unrealized gain (loss)	(0.43)		(1.99)	(2.56)
Net increase (decrease) in net assets resulting from investment operations	(0.35)		(1.82)	(2.53)

Distributions from:
Net investment income	(0.10)		(0.15)	(0.03)
Net asset value, end of period	$20.07		$20.52	$22.49
Market price, end of period	$20.07		$20.53	$22.49

Total Return
Total investment return based on net asset value(d)	(1.78)%		(8.07)%	(10.10)%
Total investment return based on market price(e)	(1.80)%		(8.03)%	(10.11	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,014		$4,105	$4,499
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.16	%(h)	0.16%	0.16	%(h)
Expenses excluding waivers/reimbursements(g)	0.17	%(h)	0.18%	0.17	%(h)
Net investment income(c)	0.75	%(h)	0.80%	0.61	%(h)
Portfolio turnover rate(i)	25%		54%	8%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ U.S. Large Cap R&D Leaders ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30, 2023	For the Period February 8, 2022(a) to April 30, 2022
Net asset value, beginning of period	$23.01		$22.47	$24.83

Income from Investment Operations
Net investment income(b)(c)	0.14		0.31	0.07
Net realized and unrealized gain (loss)	1.47		0.54	(2.39)
Net increase (decrease) in net assets resulting from investment operations	1.61		0.85	(2.32)

Distributions from:
Net investment income	(0.14)		(0.31)	(0.04)
Net asset value, end of period	$24.48		$23.01	$22.47
Market price, end of period	$24.48		$23.02	$22.45

Total Return
Total investment return based on net asset value(d)	6.96%		3.95%	(9.37)%
Total investment return based on market price(e)	6.95%		4.08%	(9.43	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,895		$4,602	$4,494
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.14	%(h)	0.14%	0.14	%(h)
Expenses excluding waivers/reimbursements(g)	0.15	%(h)	0.16%	0.15	%(h)
Net investment income(c)	1.12	%(h)	1.45%	1.21	%(h)
Portfolio turnover rate(i)	11%		23%	3%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Global Equity R&D Leaders ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30, 2023	For the Period February 8, 2022(a) to April 30, 2022
Net asset value, beginning of period	$23.00		$22.29	$24.92

Income from Investment Operations
Net investment income(b)(c)	0.18		0.46	0.12
Net realized and unrealized gain (loss)	0.06	(d)	0.71	(2.69)
Net increase (decrease) in net assets resulting from investment operations	0.24		1.17	(2.57)

Distributions from:
Net investment income	(0.23)		(0.46)	(0.06)
Net asset value, end of period	$23.01		$23.00	$22.29
Market price, end of period	$23.06		$23.05	$22.12

Total Return
Total investment return based on net asset value(e)	0.97%		5.54%	(10.35)%
Total investment return based on market price(f)	0.99%		6.54%	(11.03	)%(g)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,329		$5,751	$4,457
Ratio to average net assets of:
Expenses net of waivers/reimbursements(h)	0.18	%(i)	0.18%	0.18	%(i)
Expenses excluding waivers/reimbursements(h)	0.20	%(i)	0.20%	0.19	%(i)
Net investment income(c)	1.50	%(i)	2.19%	2.15	%(i)
Portfolio turnover rate(j)	19%		27%	12%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(e)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(g)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)Annualized.

(j)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,
			2023		2022	2021	2020	2019
Net asset value, beginning of period	$34.29		$34.07		$28.60	$24.16	$26.97	$27.76

Income from Investment Operations
Net investment income(a)(b)	0.61		1.35		1.05	0.71	0.66	0.65
Net realized and unrealized gain (loss)	(2.85)		0.16	(c)	4.42	6.27	(3.00)	(1.24)
Distributions of net realized gains from investments in other investment companies	—		—		—	0.01	0.00 (d)	—
Net increase (decrease) in net assets resulting from investment operations	(2.24)		1.51		5.47	6.99	(2.34)	(0.59)

Distributions from:
Net investment income	(0.59)		(1.29)		—	(2.55)	(0.47)	(0.20)
Net asset value, end of period	$31.46		$34.29		$34.07	$28.60	$24.16	$26.97
Market price, end of period	$31.50		$34.31		$33.92	$28.55	$23.99	$27.06

Total Return
Total investment return based on net asset value(e)	(6.63)%		4.79%		19.11%	30.07%	(8.89)%	(2.08)%
Total investment return based on market price(f)	(6.57)%		5.32%		18.81%	30.76%	(9.81)%	(1.38)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,757		$34,291		$34,070	$20,021	$22,948	$175,312
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.30	%(h)	0.31	%(i)	0.43%	0.76%	0.76%	0.76%
Expenses excluding waivers/reimbursements(g)	0.31	%(h)	0.32%		0.43%	0.76%	0.76%	0.76%
Net investment income(b)	3.68	%(h)	4.10%		3.40%	2.70%	2.48%	2.37%
Portfolio turnover rate(j)	6%		17%		77%	98%	100%	132%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)Less than $0.005 per share.

(e)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)The Ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(j)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Real Return ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,
			2023		2022	2021	2020	2019
Net asset value, beginning of period	$25.43		$26.86		$27.30	$26.94	$27.83	$27.47

Income from Investment Operations
Net investment income(a)(b)	0.30		1.30		0.22	0.15	0.54	0.49
Net realized and unrealized gain (loss)	(0.46)		(1.92)		(0.57)	0.44	(0.84)	0.22
Distributions of net realized gains from investments in other investment companies	—		—		0.11	0.04	0.00 (c)	—
Net increase (decrease) in net assets resulting from investment operations	(0.16)		(0.62)		(0.24)	0.63	(0.30)	0.71

Distributions from:
Net investment income	(0.43)		(0.81)		(0.20)	(0.27)	(0.59)	(0.35)
Net asset value, end of period	$24.84		$25.43		$26.86	$27.30	$26.94	$27.83
Market price, end of period	$24.83		$25.43		$26.89	$27.29	$26.86	$27.80

Total Return
Total investment return based on net asset value(d)	(0.68)%		(2.30)%		(0.90)%	2.33%	(1.13)%	2.64%
Total investment return based on market price(e)	(0.70)%		(2.40)%		(0.77)%	2.60%	(1.33)%	2.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,209		$6,358		$26,856	$53,235	$51,188	$57,046
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.24	%(g)	0.26	%(h)	0.21%	0.21%	0.21%	0.37%
Expenses excluding waivers/reimbursements(f)	0.30	%(g)	0.32%		0.47%	0.49%	0.49%	0.49%
Net investment income(b)	2.39	%(g)	5.04%		0.78%	0.56%	1.95%	1.77%
Portfolio turnover rate(i)	12%		13%		114%	66%	68%	97%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)Annualized.

(h)The Ratio includes non-recurring costs associated with a proxy statement of 0.02%.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Clean Oceans ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30, 2023		For the Period October 21, 2021(a) to April 30, 2022
Net asset value, beginning of period	$21.24		$21.03		$25.00

Income from Investment Operations
Net investment income(b)(c)	0.14		0.42		0.24
Net realized and unrealized gain (loss)	(2.76)		0.09		(4.07)
Net increase (decrease) in net assets resulting from investment operations	(2.62)		0.51		(3.83)

Distributions from:
Net investment income	(0.30)		(0.30)		(0.14)
Net asset value, end of period	$18.32		$21.24		$21.03
Market price, end of period	$18.36		$21.25		$20.84

Total Return
Total investment return based on net asset value(d)	(12.54)%		2.59%		(15.36)%
Total investment return based on market price(e)	(12.38)%		3.55%		(16.13	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,122		$5,310		$5,257
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45	%(h)	0.46	%(i)	0.45	%(h)
Expenses excluding waivers/reimbursements(g)	0.46	%(h)	0.47%		0.46	%(h)
Net investment income(c)	1.37	%(h)	2.15%		1.93	%(h)
Portfolio turnover rate(j)	42%		69%		25%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)The Ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(j)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Cleaner Transport ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30, 2023		For the Period October 21, 2021(a) to April 30, 2022
Net asset value, beginning of period	$20.63		$20.59		$25.00

Income from Investment Operations
Net investment income(b)(c)	0.29		0.58		0.13
Net realized and unrealized gain (loss)	(1.22)		(0.09)		(4.45)
Net increase (decrease) in net assets resulting from investment operations	(0.93)		0.49		(4.32)

Distributions from:
Net investment income	(0.41)		(0.45)		(0.09)
Net asset value, end of period	$19.29		$20.63		$20.59
Market price, end of period	$19.37		$20.63		$20.24

Total Return
Total investment return based on net asset value(d)	(4.80)%		2.59%		(17.30)%
Total investment return based on market price(e)	(4.41)%		4.39%		(18.72	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,305		$6,189		$6,177
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45	%(h)	0.46	%(i)	0.45	%(h)
Expenses excluding waivers/reimbursements(g)	0.46	%(h)	0.47%		0.46	%(h)
Net investment income(c)	2.69	%(h)	2.94%		1.00	%(h)
Portfolio turnover rate(j)	43%		56%		19%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)The Ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(j)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Engender Equality ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30, 2023	For the Period October 21, 2021(a) to April 30, 2022
Net asset value, beginning of period	$22.67		$21.82	$25.00

Income from Investment Operations
Net investment income(b)(c)	0.16		0.30	0.20
Net realized and unrealized gain (loss)	(2.45)		0.87	(3.22)
Net increase (decrease) in net assets resulting from investment operations	(2.29)		1.17	(3.02)

Distributions from:
Net investment income	(0.16)		(0.32)	(0.16)
Net asset value, end of period	$20.22		$22.67	$21.82
Market price, end of period	$20.22		$22.67	$21.79

Total Return
Total investment return based on net asset value(d)	(10.14)%		5.46%	(12.10)%
Total investment return based on market price(e)	(10.16)%		5.63%	(12.24	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,055		$5,667	$5,456
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45	%(h)	0.45%	0.45	%(h)
Expenses excluding waivers/reimbursements(g)	0.46	%(h)	0.47%	0.46	%(h)
Net investment income(c)	1.44	%(h)	1.40%	1.61	%(h)
Portfolio turnover rate(i)	37%		77%	35%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Healthy Hearts ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,			For the Period January 14, 2021(a) to April 30, 2021
			2023		2022
Net asset value, beginning of period	$28.40		$27.57		$26.24	$24.93

Income from Investment Operations
Net investment income(b)(c)	0.18		0.33		0.32	0.14
Net realized and unrealized gain (loss)	(2.13)		0.83		1.33	1.26
Net increase (decrease) in net assets resulting from investment operations	(1.95)		1.16		1.65	1.40

Distributions from:
Net investment income	(0.18)		(0.33)		(0.32)	(0.09)
Net asset value, end of period	$26.27		$28.40		$27.57	$26.24
Market price, end of period	$26.33		$28.43		$27.51	$26.28

Total Return
Total investment return based on net asset value(d)	(6.92)%		4.35%		6.32%	5.62%
Total investment return based on market price(e)	(6.81)%		4.70%		5.89%	5.77	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,880		$8,520		$6,893	$6,559
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45	%(h)	0.46	%(i)	0.45%	0.45	%(h)
Expenses excluding waivers/reimbursements(g)	0.46	%(h)	0.47%		0.47%	0.46	%(h)
Net investment income(c)	1.29	%(h)	1.26%		1.15%	1.92	%(h)
Portfolio turnover rate(j)	24%		55%		31%	14%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)The Ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(j)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Notes to Financial Statements

October 31, 2023

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of nineteen operational funds (collectively, the “Funds” and each individually, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).

Funds	Diversification Policy	Commencement of Operations Date
IQ Hedge Multi-Strategy Tracker ETF*	Diversified	March 25, 2009
IQ Merger Arbitrage ETF	Non-diversified	November 17, 2009
IQ 500 International ETF	Diversified	December 13, 2018
IQ Candriam International Equity ETF	Diversified	December 17, 2019
IQ Candriam U.S. Mid Cap Equity ETF	Diversified	October 25, 2022
IQ Candriam U.S. Large Cap Equity ETF	Diversified	December 17, 2019
IQ U.S. Large Cap ETF	Diversified	December 13, 2017
IQ U.S. Small Cap ETF	Diversified	May 16, 2017
IQ CBRE NextGen Real Estate ETF	Diversified	June 14, 2011
IQ FTSE International Equity Currency Neutral ETF	Diversified	July 22, 2015
IQ U.S. Mid Cap R&D Leaders ETF	Non-diversified	February 8, 2022
IQ U.S. Large Cap R&D Leaders ETF	Non-diversified	February 8, 2022
IQ Global Equity R&D Leaders ETF	Non-diversified	February 8, 2022
IQ Global Resources ETF	Non-diversified	October 27, 2009
IQ Real Return ETF	Diversified	October 27, 2009
IQ Clean Oceans ETF	Non-diversified	October 21, 2021
IQ Cleaner Transport ETF	Non-diversified	October 21, 2021
IQ Engender Equality ETF	Non-diversified	October 21, 2021
IQ Healthy Hearts ETF	Non-diversified	January 14, 2021

*Fund is “fund of funds”, meaning that it seeks to achieve its investment objective by investing primarily in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). Such ETFs, ETVs and ETNs are referred to collectively as exchange-traded products (“ETPs”).

Notes to Financial Statements (continued)

October 31, 2023

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index (the “Underlying Index”). The underlying indices for the Funds are listed below:

Fund	Underlying Index
IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Multi-Strategy Index
IQ Merger Arbitrage ETF	IQ Merger Arbitrage Index
IQ 500 International ETF	IQ 500 International Index
IQ Candriam International Equity ETF	IQ Candriam International Equity Index
IQ Candriam U.S. Mid Cap Equity ETF	IQ Candriam U.S. Mid Cap Equity Index
IQ Candriam U.S. Large Cap Equity ETF	IQ Candriam U.S. Large Cap Equity Index
IQ U.S. Large Cap ETF	Nasdaq Chaikin Power US Large Cap Index
IQ U.S. Small Cap ETF	Nasdaq Chaikin Power US Small Cap Index
IQ CBRE NextGen Real Estate ETF	IQ CBRE NextGen Real Estate Index
IQ FTSE International Equity Currency Neutral ETF	FTSE Developed ex North America 50% Hedged to USD Index
IQ U.S. Mid Cap R&D Leaders ETF	IQ U.S. Mid Cap R&D Leaders Index
IQ U.S. Large Cap R&D Leaders ETF	IQ U.S. Large Cap R&D Leaders Index
IQ Global Equity R&D Leaders ETF	IQ Global Equity R&D Leaders Index
IQ Global Resources ETF	IQ Global Resources Index
IQ Real Return ETF	Bloomberg IQ Multi-Asset Inflation Index
IQ Clean Oceans ETF	IQ Candriam Clean Oceans Index
IQ Cleaner Transport ETF	IQ Candriam Cleaner Transport Index
IQ Engender Equality ETF	Solactive Equileap US Select Gender Equality Index
IQ Healthy Hearts ETF	IQ Candriam Healthy Hearts Index

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

IndexIQ Advisors LLC (the “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Notes to Financial Statements (continued)

October 31, 2023

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the Fund’s listed exchange is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) designated the Advisor as its Valuation Designee (the “Valuation Designee”). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Fund’s and the Valuation Designee’s policies and procedures (“Valuation Procedures”) govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources.

In calculating NAV, each Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca or Nasdaq, and the value of such securities used in computing the Fund’s NAV are generally determined as of such times.

A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as the method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.

A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, a swap will be valued using market-based prices provided by independent pricing sources or broker dealer bid quotations (i.e. counterparty).

Forward foreign currency contracts and currency-related derivatives, are generally valued by taking forward points of the contract and calculating an interpolated rate based on the forward currency rate as of the 4pm GMT London rate.

If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, are valued using their respective NAVs per share or public offering prices. Those companies may also use fair value pricing under some circumstances.

When market quotations or prices are not readily available or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Valuation Designee pursuant to the Valuation Procedures. The Valuation Procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value

Notes to Financial Statements (continued)

October 31, 2023

measurements for the Funds’ assets and liabilities) rests with the Valuation Designee. The Valuation Designee may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

A Fund may sweep uninvested cash balances into the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares (“Dreyfus Institutional Fund”). The Dreyfus Institutional Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Institutional Fund  has no redemption restriction and is valued at the daily NAV.

Under normal conditions, to the extent a Fund invests in securities lending, the Fund may invest its cash collateral in the Dreyfus Government Cash Management Fund, Institutional Shares (“Dreyfus Government Fund”). The Dreyfus Government Fund’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Government Fund has no redemption restrictions and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information, such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

Notes to Financial Statements (continued)

October 31, 2023

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2023 is disclosed at the end of each Fund’s Schedule of Investments.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Funds within the allowable time limits.

The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Dividends and Distributions to Shareholders

Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary

Notes to Financial Statements (continued)

October 31, 2023

differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Foreign Taxes

The Funds may be subject to foreign withholding taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes expected and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Whether or when a Fund will receive a withholding tax refund is subject to a determination by the tax authorities of each country in which the Fund has an open receivable. The Funds regularly evaluate the probability of recovering each accrued withholding tax. If the likelihood of recovery decreases accruals in the Funds’ net asset value for such refunds may be written down partially or in full, which will adversely affect the Funds’ net asset value.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the year ended April 30, 2023, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired and are disclosed as “Short-Term Investments” in the Schedules of Investments.

Treasury Inflation Protected Securities

The Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders at least annually in the form of dividends. Net investment income and capital gains are typically distributed to shareholders annually; except the IQ Candriam International Equity ETF, IQ Candriam U.S. Mid Cap Equity ETF, IQ Candriam U.S. Large Cap Equity ETF, IQ U.S. Large Cap ETF, IQ U.S. Small Cap ETF, IQ CBRE NextGen Real Estate ETF, IQ FTSE International Equity Currency Neutral ETF, IQ U.S. Mid Cap R&D Leaders ETF, IQ U.S. Large Cap R&D Leaders ETF, IQ Global Equity R&D Leaders ETF, IQ Global Resources ETF, IQ Clean Oceans ETF, IQ Cleaner Transport ETF, IQ Engender Equality ETF, and IQ Healthy Hearts ETF typically distribute income quarterly, and IQ

Notes to Financial Statements (continued)

October 31, 2023

Real Return ETF typically distributes income monthly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. Distributions received from the IQ U.S. Small Cap ETF and IQ CBRE NextGen Real Estate ETF investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of a REIT held by the fund. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Restricted Cash

At October 31, 2023, certain Funds held restricted cash in connection with investments in certain-derivative securities. Restricted cash is held in a segregated account with the Funds’ custodian/counterparty broker and is reflected in the Statements of Assets and Liabilities.

Securities Lending

The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Funds’ securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy each Fund’s obligation to return the full amount owed to such Borrower.

In accordance with the securities lending agreement between the Funds and BNY Mellon, the Funds will be indemnified by BNY Mellon in the event of default of a third party Borrower.

Notes to Financial Statements (continued)

October 31, 2023

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2023, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
IQ Hedge Multi-Strategy Tracker ETF	$103,985,582	$—	$1,464,160	$43,581,985	$149,031,727
IQ Merger Arbitrage ETF	11,492,534	—	1,246,088	7,611,144	20,349,766
IQ 500 International ETF	4,889,242	—	998,157	1,055,866	6,943,265
IQ Candriam International Equity ETF	443,654	—	23,712	455,147	922,513
IQ Candriam U.S. Mid Cap Equity ETF	—	—	—	—	—
IQ Candriam U.S. Large Cap Equity ETF	7,795	32,287	114,365	4,789,101	4,943,548
IQ U.S. Large Cap ETF	—	—	—	—	—
IQ U.S. Small Cap ETF	1,507,181	86	87,955	3,456,184	5,051,406
IQ CBRE NextGen Real Estate ETF	252,832	—	17,808	129,409	400,049
IQ FTSE International Equity Currency Neutral ETF	4,571,666	—	1,586,404	2,427,676	8,585,746
IQ U.S. Mid Cap R&D Leaders ETF	33,319	438	1,441	80,749	115,947
IQ U.S. Large Cap R&D Leaders ETF	31,416	83	272	11,527	43,298
IQ Global Equity R&D Leaders ETF	30,935	57	187	7,950	39,129
IQ Global Resources ETF	—	—	—	192,602	192,602
IQ Real Return ETF	317,669	243	2,637	316,622	637,171
IQ Clean Oceans ETF	—	—	—	83,922	83,922
IQ Cleaner Transport ETF	10,378	—	—	14,980	25,358
IQ Engender Equality ETF	—	—	—	—	—
IQ Healthy Hearts ETF	37,968	—	2,177	70,341	110,486

The collateral amount presented is in excess of the securities on loan.

Master Netting Arrangements

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of offset provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements on the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis on the Statements of Assets and Liabilities.

Total return swap contracts are valued at the unrealized appreciation/depreciation on Total Return Swap contracts of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s Schedule of Investments and the cash collateral is noted at the end of each Fund’s swap table.

Notes to Financial Statements (continued)

October 31, 2023

At October 31, 2023, the unrealized appreciation/depreciation on total return swap contracts for the following Funds was zero, reflecting a reset date at period end based on the contractual agreements with Merrill Lynch International (“MLI”) and Morgan Stanley Capital Service LLC (“Morgan Stanley”), as counterparties to the following Funds:

IQ Hedge Multi-Strategy Tracker ETF

IQ Merger Arbitrage ETF

As of October 31, 2023, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement with BNY Mellon are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received(1)	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy Tracker ETF	$145,512,590	$(145,512,590)	$—	$—	$—	$—
IQ Merger Arbitrage ETF	19,378,101	(19,378,101)	—	—	—	—
IQ 500 International ETF	6,534,566	(6,534,566)	—	—	—	—
IQ Candriam International Equity ETF	867,845	(867,845)	—	—	—	—
IQ Candriam U.S. Mid Cap Equity ETF	—	—	—	—	—	—
IQ Candriam U.S. Large Cap Equity ETF	4,885,790	(4,885,790)	—	—	—	—
IQ U.S. Large Cap ETF	—	—	—	—	—	—
IQ U.S. Small Cap ETF	4,990,138	(4,990,138)	—	—	—	—
IQ CBRE NextGen Real Estate ETF	381,355	(381,355)	—	—	—	—
IQ FTSE International Equity Currency Neutral ETF	8,097,196	(8,097,196)	—	—	—	—
IQ U.S. Mid Cap R&D Leaders ETF	115,503	(115,503)	—	—	—	—
IQ U.S. Large Cap R&D Leaders ETF	42,606	(42,606)	—	—	—	—
IQ Global Equity R&D Leaders ETF	38,133	(38,133)	—	—	—	—
IQ Global Resources ETF	182,825	(182,825)	—	—	—	—
IQ Real Return ETF	623,682	(623,682)	—	—	—	—
IQ Clean Oceans ETF	82,181	(82,181)	—	—	—	—
IQ Cleaner Transport ETF	24,942	(24,942)	—	—	—	—
IQ Engender Equality ETF	—	—	—	—	—	—
IQ Healthy Hearts ETF	107,872	(107,872)	—	—	—	—

1 The amount of collateral presented is limited such that the net amount cannot be less than $0.

As of October 31, 2023, each Fund’s OTC derivative assets, which may be offset against each Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Fund	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
IQ FTSE International Equity Currency Neutral ETF
Morgan Stanley	$1,969,594	$(192,750)	$1,776,844	$192,750	$(192,750)	$—

This does not reflect securities segregated as collateral, as detailed on the Schedule of Investments.

Notes to Financial Statements (continued)

October 31, 2023

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust and is an indirect wholly-owned subsidiary of New York Life Insurance Company. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable) subject to the supervision of the Board.

The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information; (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ 500 International ETF	0.25%
IQ Candriam International Equity ETF	0.15%
IQ Candriam U.S. Mid Cap Equity ETF	0.15%
IQ Candriam U.S. Large Cap Equity ETF	0.09%
IQ U.S. Large Cap ETF	0.25%
IQ U.S. Small Cap ETF	0.35%
IQ CBRE NextGen Real Estate ETF	0.60%
IQ FTSE International Equity Currency Neutral ETF	0.19%
IQ U.S. Mid Cap R&D Leaders ETF	0.16%
IQ U.S. Large Cap R&D Leaders ETF	0.14%
IQ Global Equity R&D Leaders ETF	0.18%
IQ Global Resources ETF	0.30%
IQ Real Return ETF	0.29%
IQ Clean Oceans ETF	0.45%
IQ Cleaner Transport ETF	0.45%
IQ Engender Equality ETF	0.45%
IQ Healthy Hearts ETF	0.45%

The Advisor has agreed to pay all expenses of the Funds, except: brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Chief Compliance Officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor.

Notes to Financial Statements (continued)

October 31, 2023

The Advisor has entered into a Fee Waiver Agreement with certain Funds under which it has contractually agreed to waive a portion of its management fee equal to a specific percentage of the average daily net assets as follows:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.22%
IQ Real Return ETF	0.06%

The Advisor has entered into an Expense Limitation Agreement with certain Funds under which it has contractually agreed to waive or reduce its management fee and/or reimburse expenses of certain Funds in an amount that limits “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of a Fund as follows:

Fund	Rate
IQ 500 International ETF	0.25%
IQ Candriam International Equity ETF	0.15%
IQ Candriam U.S. Mid Cap Equity ETF	0.15%
IQ Candriam U.S. Large Cap Equity ETF	0.09%
IQ U.S. Large Cap ETF	0.25%
IQ U.S. Small Cap ETF	0.35%
IQ CBRE NextGen Real Estate ETF	0.60%
IQ U.S. Mid Cap R&D Leaders ETF	0.16%
IQ U.S. Large Cap R&D Leaders ETF	0.14%
IQ Global Equity R&D Leaders ETF	0.18%
IQ Global Resources ETF	0.30%
IQ Clean Oceans ETF	0.45%
IQ Cleaner Transport ETF	0.45%
IQ Engender Equality ETF	0.45%
IQ Healthy Hearts ETF	0.45%

The Fee Waiver and Expense Limitation Agreements will remain in effect permanently unless terminated by the Board of Trustees of the Funds.

Notes to Financial Statements (continued)

October 31, 2023

As of October 31, 2023, the Adviser reimbursed the following Fund expenses:

Funds	Reimbursed Expenses
IQ Hedge Multi-Strategy Tracker ETF	$684,388
IQ Merger Arbitrage ETF	—
IQ 500 International ETF	12,299
IQ Candriam International Equity ETF	11,795
IQ Candriam U.S. Mid Cap Equity ETF	6,110
IQ Candriam U.S. Large Cap Equity ETF	22,930
IQ U.S. Large Cap ETF	16,272
IQ U.S. Small Cap ETF	13,719
IQ CBRE NextGen Real Estate ETF	1,237
IQ FTSE International Equity Currency Neutral ETF	—
IQ U.S. Mid Cap R&D Leaders ETF	310
IQ U.S. Large Cap R&D Leaders ETF	357
IQ Global Equity R&D Leaders ETF	930
IQ Global Resources ETF	2,309
IQ Real Return ETF	1,906
IQ Clean Oceans ETF	310
IQ Cleaner Transport ETF	457
IQ Engender Equality ETF	323
IQ Healthy Hearts ETF	626

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. Under the terms of the agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. BNY Mellon is also responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (continued)

October 31, 2023

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in groups of shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail on the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At October 31, 2023, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$716,041,785	$1,527,227	$(21,731,870)	$(20,204,643)
IQ Merger Arbitrage ETF	447,607,595	3,792,272	(9,480,595)	(5,688,323)
IQ 500 International ETF	197,675,881	17,360,354	(26,760,134)	(9,399,780)
IQ Candriam International Equity ETF	185,384,207	15,815,577	(24,488,837)	(8,673,260)
IQ Candriam U.S. Mid Cap Equity ETF	177,118,767	2,772,014	(22,372,667)	(19,600,653)
IQ Candriam U.S. Large Cap Equity ETF	294,387,677	42,555,571	(28,467,057)	14,088,514
IQ U.S. Large Cap ETF	216,752,593	21,402,466	(22,301,309)	(898,843)
IQ U.S. Small Cap ETF	184,444,167	12,791,223	(34,264,661)	(21,473,438)
IQ CBRE NextGen Real Estate ETF	21,176,193	121,845	(4,403,414)	(4,281,569)
IQ FTSE International Equity Currency Neutral ETF	420,197,308	29,464,454	(52,495,417)	(23,030,963)
IQ U.S. Mid Cap R&D Leaders ETF	4,623,848	213,544	(790,316)	(576,772)
IQ U.S. Large Cap R&D Leaders ETF	4,939,323	485,321	(501,353)	(16,032)
IQ Global Equity R&D Leaders ETF	7,302,031	77,518	(1,036,768)	(959,250)
IQ Global Resources ETF	38,757,033	2,886,121	(4,046,658)	(1,160,537)
IQ Real Return ETF	7,204,788	132,408	(848,067)	(715,659)
IQ Clean Oceans ETF	4,794,988	120,821	(807,130)	(686,309)
IQ Cleaner Transport ETF	6,297,297	137,921	(1,128,778)	(990,857)
IQ Engender Equality ETF	5,655,690	196,301	(800,940)	(604,639)
IQ Healthy Hearts ETF	7,898,472	890,763	(888,107)	2,656

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments, distributions from underlying Funds and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at October 31, 2023.

Notes to Financial Statements (continued)

October 31, 2023

At April 30, 2023, the components of undistributed or accumulated earnings/losses on a tax-basis were as follows:

Fund	Ordinary Income (Loss)[1]	Net Capital Gain (Losses)[2]	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
IQ Hedge Multi-Strategy Tracker ETF	$8,175,332	$(92,680,103)	$(14,484,532)	$(98,989,303)
IQ Merger Arbitrage ETF	4,247,021	(70,588,070)	62,826	(66,278,223)
IQ 500 International ETF	2,786,160	(7,862,152)	2,008,426	(3,067,566)
IQ Candriam International Equity ETF	1,568,037	(7,061,312)	10,386,028	4,892,753
IQ Candriam U.S. Mid Cap Equity ETF	3,237	(40,866)	225,936	188,307
IQ Candriam U.S. Large Cap Equity ETF	307,832	(7,272,525)	21,899,857	14,935,164
IQ U.S. Large Cap ETF	57,288	(47,451,854)	11,223,850	(36,170,716)
IQ U.S. Small Cap ETF	8,879	(87,233,611)	(11,066,779)	(98,291,511)
IQ CBRE NextGen Real Estate ETF	—	(14,975,720)	(2,453,271)	(17,428,991)
IQ FTSE International Equity Currency Neutral ETF	570,545	(13,321,686)	11,750,115	(1,001,026)
IQ U.S. Mid Cap R&D Leaders ETF	3,422	(369,137)	(668,919)	(1,034,634)
IQ U.S. Large Cap R&D Leaders ETF	4,440	(136,107)	(319,482)	(451,149)
IQ Global Equity R&D Leaders ETF	9,963	(205,018)	(199,409)	(394,464)
IQ Global Resources ETF	99,804	(61,735,874)	3,053,926	(58,582,144)
IQ Real Return ETF	47,604	(2,203,601)	(663,425)	(2,819,422)
IQ Clean Oceans ETF	39,466	(851,923)	(93,001)	(905,458)
IQ Cleaner Transport ETF	28,733	(794,529)	(537,414)	(1,303,210)
IQ Engender Equality ETF	5,107	(763,220)	26,366	(731,747)
IQ Healthy Hearts ETF	5,161	(581,002)	821,567	245,726

1Includes late year ordinary loss, if any.

2Amount includes the deferral of post October losses, if any.

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts, post-October and late year losses.

Notes to Financial Statements (continued)

October 31, 2023

At April 30, 2023, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:

Fund	Total distributable earnings/ (accumulated loss)	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$ 3,831,928	$(3,831,928)
IQ Merger Arbitrage ETF	809,328	(809,328)
IQ 500 International ETF	(5,076,205)	5,076,205
IQ Candriam International Equity ETF	(6,764,612)	6,764,612
IQ Candriam U.S. Mid Cap Equity ETF	(101,022)	101,022
IQ Candriam U.S. Large Cap Equity ETF	(17,447,286)	17,447,286
IQ U.S. Large Cap ETF	(1,596,994)	1,596,994
IQ U.S. Small Cap ETF	(7,489,183)	7,489,183
IQ CBRE NextGen Real Estate ETF	716,311	(716,311)
IQ FTSE International Equity Currency Neutral ETF	(7,186,217)	7,186,217
IQ U.S. Mid Cap R&D Leaders ETF	—	—
IQ U.S. Large Cap R&D Leaders ETF	—	—
IQ Global Equity R&D Leaders ETF	—	—
IQ Global Resources ETF	(1,890,274)	1,890,274
IQ Real Return ETF	1,359,911	(1,359,911)
IQ Clean Oceans ETF	—	—
IQ Cleaner Transport ETF	51,933	(51,933)
IQ Engender Equality ETF	—	—
IQ Healthy Hearts ETF	—	—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/ tax differences. Reclassifications are primarily due to the tax treatment of redemptions in-kind, underlying investments, distributions in excess of earnings and profits, net operating losses, taxable over-distributions and capital share redemptions utilized as distributions for tax purposes.

Notes to Financial Statements (continued)

October 31, 2023

The tax character of distributions paid during the years ended April 30, 2023 and 2022 were as follows:

	2023			2022
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
IQ Hedge Multi-Strategy Tracker ETF	$12,443,799	$—	$—	$2,417,467	$—	$—
IQ Merger Arbitrage ETF	—	—	—	—	—	—
IQ 500 International ETF	6,462,947	—	—	8,747,984	—	—
IQ Candriam International Equity ETF	5,958,535	—	—	5,802,531	—	—
IQ Candriam U.S. Mid Cap Equity ETF	39,786	—	—	N/A	N/A	N/A
IQ Candriam U.S. Large Cap Equity ETF	5,433,110	—	—	5,632,747	—	—
IQ U.S. Large Cap ETF	4,210,806	—	—	3,470,326	—	—
IQ U.S. Small Cap ETF	3,441,045	—	—	2,747,303	—	—
IQ CBRE NextGen Real Estate ETF	1,257,827	—	—	1,830,575	—	—
IQ FTSE International Equity Currency Neutral ETF	13,451,645	—	—	9,308,477	—	—
IQ U.S. Mid Cap R&D Leaders ETF	30,506	—	—	6,272	—	—
IQ U.S. Large Cap R&D Leaders ETF	62,738	—	—	8,288	—	—
IQ Global Equity R&D Leaders ETF	97,529	—	—	11,114	—	—
IQ Global Resources ETF	1,420,439	—	—	—	—	—
IQ Real Return ETF	421,464	—	—	307,104	—	—
IQ Clean Oceans ETF	73,790	—	—	34,323	—	—
IQ Cleaner Transport ETF	119,864	—	—	27,324	—	—
IQ Engender Equality ETF	79,325	—	—	40,598	—	—
IQ Healthy Hearts ETF	95,171	—	—	80,268	—	—

Notes to Financial Statements (continued)

October 31, 2023

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2023, the Funds incurred and elected to defer to May 1, 2023 Post-October Losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$—	$—	$—
IQ Merger Arbitrage ETF	—	—	—
IQ 500 International ETF	—	—	—
IQ Candriam International Equity ETF	—	—	—
IQ Candriam U.S. Mid Cap Equity ETF	—	—	—
IQ Candriam U.S. Large Cap Equity ETF	—	—	—
IQ U.S. Large Cap ETF	—	—	—
IQ U.S. Small Cap ETF	—	—	—
IQ CBRE NextGen Real Estate ETF	—	—	—
IQ FTSE International Equity Currency Neutral ETF	—	5,341,275	7,980,411
IQ U.S. Mid Cap R&D Leaders ETF	—	—	—
IQ U.S. Large Cap R&D Leaders ETF	—	—	—
IQ Global Equity R&D Leaders ETF	—	—	—
IQ Global Resources ETF	—	—	—
IQ Real Return ETF	—	—	—
IQ Clean Oceans ETF	—	—	—
IQ Cleaner Transport ETF	—	—	—
IQ Engender Equality ETF	—	—	—
IQ Healthy Hearts ETF	—	—	—

At April 30, 2023, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses.

Notes to Financial Statements (continued)

October 31, 2023

Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	Utilized In Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$—	$78,004,414	$14,675,689
IQ Merger Arbitrage ETF	—	70,588,070	—
IQ 500 International ETF	—	3,499,512	4,362,640
IQ Candriam International Equity ETF	—	4,110,590	2,950,722
IQ Candriam U.S. Mid Cap Equity ETF	—	40,866	—
IQ Candriam U.S. Large Cap Equity ETF	—	6,392,175	880,350
IQ U.S. Large Cap ETF	—	25,780,152	21,671,702
IQ U.S. Small Cap ETF	—	46,879,810	40,353,801
IQ CBRE NextGen Real Estate ETF	—	789,419	14,186,301
IQ FTSE International Equity Currency Neutral ETF	2,170,970	—	—
IQ U.S. Mid Cap R&D Leaders ETF	—	323,547	45,590
IQ U.S. Large Cap R&D Leaders ETF	—	114,904	21,203
IQ Global Equity R&D Leaders ETF	—	168,411	36,607
IQ Global Resources ETF	—	33,053,219	28,682,655
IQ Real Return ETF	—	913,556	1,290,045
IQ Clean Oceans ETF	—	687,135	164,788
IQ Cleaner Transport ETF	—	612,884	181,645
IQ Engender Equality ETF	—	624,032	139,188
IQ Healthy Hearts ETF	—	276,922	304,080

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of October 31, 2023, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.

The Advisor is an affiliate of New York Life Investment Management LLC (“NYLIM”) and of New York Life Insurance & Annuity Corporation (“NYLIC”). The following tables reflect shares of a Fund beneficially owned by NYLIM or NYLIC or funds or accounts managed by NYLIM or NYLIC where such holdings exceed 5% of the shares of the fund. As of October 31, 2023, NYLIM and NYLIC or fund or accounts managed by NYLIM or NYLIC were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.

New York Life Insurance & Annuity Corporation
Fund	% Ownership
IQ Clean Oceans ETF	84.4%
IQ Cleaner Transport ETF	69.1%
IQ Engender Equality ETF	80.0%
IQ Healthy Hearts ETF	66.4%

Notes to Financial Statements (continued)

October 31, 2023

New York Life Investment Management LLC
Fund	% Ownership
IQ 500 International ETF	84.5%
IQ Candriam International Equity ETF	87.1%
IQ Candriam U.S. Mid Cap Equity ETF	99.6%
IQ Candriam U.S. Large Cap Equity ETF	78.6%
IQ U.S. Large Cap ETF	98.0%
IQ U.S. Small Cap ETF	74.2%
IQ FTSE International Equity Currency Neutral ETF	26.5%
IQ U.S. Mid Cap R&D Leaders ETF	95.0%
IQ U.S. Large Cap R&D Leaders ETF	95.0%
IQ Global Equity R&D Leaders ETF	69.1%

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2023 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$535,412,723	$521,936,240	$63,998,995	$83,929,987
IQ Merger Arbitrage ETF	742,162,325	769,201,952	34,084,494	36,030,999
IQ 500 International ETF	31,425,551	31,945,106	9,287,474	6,244,351
IQ Candriam International Equity ETF	31,044,229	31,481,922	9,800,515	6,783,935
IQ Candriam U.S. Mid Cap Equity ETF	22,675,214	22,721,149	183,376,459	11,384,242
IQ Candriam U.S. Large Cap Equity ETF	34,983,489	34,959,459	16,418,598	98,084,256
IQ U.S. Large Cap ETF	4,121,624	3,894,265	—	54,331,308
IQ U.S. Small Cap ETF	3,848,342	3,659,722	2,431,500	82,741,763
IQ CBRE NextGen Real Estate ETF	3,906,569	3,861,424	—	4,324,015
IQ FTSE International Equity Currency Neutral ETF	35,706,793	16,830,391	90,438,899	4,303,819
IQ U.S. Mid Cap R&D Leaders ETF	1,109,251	1,108,976	—	—
IQ U.S. Large Cap R&D Leaders ETF	573,226	572,409	—	—
IQ Global Equity R&D Leaders ETF	2,691,665	2,002,277	9,937,729	9,698,723
IQ Global Resources ETF	2,145,620	2,210,032	11,866,197	4,777,219
IQ Real Return ETF	753,457	845,677	—	—
IQ Clean Oceans ETF	1,997,014	2,031,043	—	544,501
IQ Cleaner Transport ETF	2,659,769	2,612,706	980,214	1,556,700
IQ Engender Equality ETF	1,916,964	1,911,002	546,509	551,929
IQ Healthy Hearts ETF	2,018,029	2,016,270	—	—

8. DERIVATIVE FINANCIAL INSTRUMENTS

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates based on a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no

Notes to Financial Statements (continued)

October 31, 2023

central clearing or guaranty function for total return swaps. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of Total Return Swaps, if any, are recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as a change in net unrealized appreciation depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement on the Statements of Operations.

When a Fund has an unrealized loss on a swap agreement, the Fund instructs the Custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.

The IQ Hedge Multi-Strategy Tracker ETF and IQ Merger Arbitrage ETF used Total Return Swaps to replicate the performance of the Underlying Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore, the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

Pursuant to documentation governing the Funds’ swap transactions with MLI and Morgan Stanley, MLI and Morgan Stanley have the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, MLI and Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. The Funds utilized swaps to affect both long and short exposure to several asset classes and market segments, including, among others, real estate, domestic equity, international equity, emerging markets equities, investment grade corporate bonds, high yield corporate bonds, convertible bonds, preferred securities, emerging market-debt, mortgage-backed securities, floating rate notes, developed markets currencies, broad commodity indices, precious metals, equity market volatility, and U.S. Treasury bonds. As of October 31, 2023, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts. As of October 31, 2023, open swap transactions, if any, are listed at the end of the Funds’ respective Schedule of Investments.

Forward Foreign Currency Contracts

The IQ FTSE International Equity Currency Neutral ETF may enter into forward foreign currency contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A non-deliverable forward currency contract does not require physical delivery of the underlying currencies and the contract is settled based on the difference between the contracted price and the prevailing spot price of the agreed upon notional amount. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

Upon entering into a forward foreign currency contract, a Fund is required to segregate permissible liquid assets or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward foreign currency contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and

Notes to Financial Statements (continued)

October 31, 2023

losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. At October 31, 2023, open forward foreign currency contracts, if any, are listed at the end of the Funds’ respective Schedule of Investments.

Quantitative Disclosure of Derivative Holding

The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives
Forward Currency Contract Risk
IQ FTSE International Equity Currency Neutral ETF
Unrealized appreciation on forward foreign currency contracts	$1,969,594

Liability Derivatives
Forward Currency Contract Risk
IQ FTSE International Equity Currency Neutral ETF
Unrealized depreciation on forward foreign currency contracts	$192,750

Total return swaps reflect a reset date as of October 31, 2023; therefore, there is no unrealized appreciation/depreciation reflected on the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2023 were as follows:

Fund	Forward Currency Contract Risk	Equity Risk
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions		$1,108,497
IQ Merger Arbitrage ETF
Realized gain (loss)
Swap transactions		$(2,914,086)
IQ FTSE International Equity Currency Neutral ETF
Realized gain (loss)
Forward foreign currency contracts	$10,818,697
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$1,985,994

Notes to Financial Statements (continued)

October 31, 2023

For the period ended October 31, 2023, the monthly average notional value of the derivatives held by the Funds were as follows:

	Average Notional Value
Fund	IQ Hedge Multi-Strategy Tracker ETF	IQ Merger Arbitrage ETF	IQ FTSE International Equity Currency Neutral ETF
Asset Derivatives
Swap contracts	$18,527,579	$—	$—
Forward foreign currency contracts	—	—	188,764,733
Liability Derivatives
Swap contracts	$(18,488,858)	$(46,753,076)	$—
Forward foreign currency contracts	—	—	(187,829,350)

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Counterparty Risk

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. In those instances, an underlying ETP utilizing such deliverables will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the underlying ETP will sustain losses.

Currency Hedging Risk1

Certain Funds use various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a fund may also go up or down quickly and unpredictably and investors may lose money.

Currency Risk

Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies). Therefore, while much of the income received by a Fund may be denominated in foreign currency, the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore, a Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both a Fund’s ability to track the Underlying Index, and Fund returns in general, may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Cyber Security and Disruptions in Operations

With the increasing use of the Internet and technology in connection with the Fund’s operations, the Fund may be more susceptible to greater operational and information security risks resulting from breaches in cyber security. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third-parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks, and distributed denial of service attacks, among other means. Cyber incidents may result in actual or potential adverse consequences for critical information and communications technology, or systems and networks that are vital to the Fund’s or their service providers’ operations, or otherwise impair Fund or

1Applies to IQ FTSE International Equity Currency Neutral ETF.

Notes to Financial Statements (continued)

October 31, 2023

service provider operations. For example, a cyber incident may cause operational disruptions and failures impacting information systems or information that a system processes, stores, or transmits, such as by theft, damage or destruction, or corruption or modification of or denial of access to data maintained online or digitally, denial of service on websites rendering the websites unavailable to intended users or not accessible for such users in a timely manner, and the unauthorized release or other exploitation of confidential information (i.e., identity theft or other privacy breaches).

In addition, a cyber security breach may cause disruptions and impact the Fund’s business operations, which could potentially result in financial losses, inability to determine the Fund’s NAV including over an extended period, impediments to trading, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, compliance and other costs. The Fund and their shareholders could be negatively impacted as a result. Further, substantial costs may be incurred in order to prevent future cyber incidents.

Debt Securities Risk

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market risk, regulatory risk, price volatility and liquidity risk. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due, and may reduce the value of the debt investment, sometimes dramatically. Certain debt investments may be difficult to value, purchase, or sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Debt securities most frequently trade in institutional round lot size transactions. If the Fund purchases bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots, the odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

Depositary Receipts Risk

Each Fund will normally invest at least 80% of its total assets in the securities of its Underlying Index and in depositary receipts based on the securities in its Underlying Index. Types of depositary receipts in which a Fund may invest include ADRs, EDRs and GDRs. ADRs are receipts that are traded in the U.S. evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets. To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted depositary receipt or any depositary receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored. The Fund, however, may invest in unsponsored depositary receipts under certain limited circumstances. A non- sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Derivatives Risk

Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Futures and other

Notes to Financial Statements (continued)

October 31, 2023

derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Derivatives may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.

Emerging Market Securities Risk

A Fund may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. The securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Equity Securities Risk

The prices of equity securities are responsive to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic, stock market, industry and company conditions and the risk inherent in the portfolio manager’s ability to anticipate such changes that can adversely affect the value of a Fund’s holdings. Opportunity for greater gain may come with greater risk of loss.

ESG Investing Style Risk2

The application of environmental, social and corporate governance investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria.

Exchange Traded Vehicle Risk3

Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, ETVs and ETNs is based on stock market prices and the Funds could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

Fund of Funds Risk3

If a Fund is a “fund of funds”, the Funds’ investment performance depends on the investment performance of the underlying ETFs in which it invests. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees of the underlying ETFs in which it invests.

Foreign Securities Risk

Certain Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater

2Applies to IQ Candriam International Equity ETF, IQ Candriam U.S. Mid Cap Equity ETF, IQ Candriam U.S. Large Cap Equity ETF, IQ Clean Oceans ETF, IQ Cleaner Transport ETF, IQ Engender Equality ETF, and IQ Healthy Hearts ETF.

3Applies to IQ Hedge Multi-Strategy Tracker ETF.

Notes to Financial Statements (continued)

October 31, 2023

market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. The ability of issuers of securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.

Income Risk

The income of a Fund receives from investments in debt securities may decline when interest rates fall. This decline can occur because a Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund needs to purchase additional bonds.

Index Risk

The Funds’ Underlying Indexes and the Funds rebalance only on a monthly, quarterly or annual basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Industry Concentration Risk

To the extent that a Fund’s Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Large Capitalization Companies Risk4

Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. Over certain periods, the performance of large-capitalization companies has trailed the performance of overall markets.

Large Transaction Risks

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

LIBOR Replacement Risk

A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize floating rates, such as the London Interbank Offered Rate (“LIBOR”), as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023.

Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”)). Various financial industry groups have been planning for the discontinuation of LIBOR and markets have been developing in response to these new rates, but questions around the liquidity of the new rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. There are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the discontinuation nor its ultimate outcome is fully known.

4Applies to IQ U.S. Large Cap R&D Leaders ETF

Notes to Financial Statements (continued)

October 31, 2023

Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that were tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilized LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting a Fund’s performance.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value.

While the transition away from LIBOR is nearly complete with no material adverse effect to the Funds’ performance, it is difficult to predict the full impact of the discontinuation of LIBOR on a Fund.

Long/Short Risk

There is no guarantee that the returns on a Fund’s long or short positions, if any, will produce positive returns, and the Fund could lose money if either or both positions produce negative returns. In addition, a Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, as a result, suffer losses that exceed the amount invested in those assets.

Market Disruption Risk and Recent Market Events

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. Market disruptions could cause a Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant restrictions, market volatility, decreased economic and other activity and increased government activity that it has caused. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others.

Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and resulting sanctions have and could continue to have a significant impact on a Fund’s investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. Further, large corporations and U.S. and foreign governmental entities may divest interests or otherwise curtail business dealings in these countries. These events may result in a loss of liquidity and value of these countries’ securities and, in some cases, a complete inability to trade or settle trades in such securities.

Changing interest rate environments (whether downward or upward) impact the various sectors of the economy in different ways. For example, low interest rate environments tend to be a positive factor for the equity markets, whereas high interest rate environments tend to apply downward pressure on earnings and stock prices. Likewise, during periods when interest rates are increasing (rather than stagnant in a high or low interest rate environment), the price of fixed income investments tend to fall as investors begin to seek higher-yielding investments. Accordingly, a Fund is subject to heightened interest rate risk during periods of low interest rates. During rising interest rate environments, the Funds may be adversely affected, especially those Funds that are more susceptible to interest rate risk (e.g., those funds that hold fixed income investments or that invest in equity securities of issuers who are adversely affected by rising interest rates). As a means to fight

Notes to Financial Statements (continued)

October 31, 2023

inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact a Fund, and any regulatory changes could adversely impact a Fund’s ability to achieve its investment strategies or make certain investments.

Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Events in the financial sector may result in reduced liquidity in the credit, fixed-income and other financial markets and an unusually high degree of volatility in the financial markets, both domestically and internationally. Certain isolated events in a financial market may also result in systemic adverse consequences across broader segments of the financial markets (domestically, regionally, or globally) in unanticipated or unforeseen ways. Such events may result from unregulated markets, systemic risk, natural market forces, bad actors, or other unforeseen scenarios.

Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting markets generally or particular segments of the market. Market risks include political, regulatory, market and economic developments, and geopolitical and other events, including war, terrorism, trade disputes, natural disasters, and public health crises. Such events may result in disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. An outbreak of COVID-19 has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restriction on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well s general concern and uncertainty. The full effects, duration and costs of the COVID-19 pandemic are uncertain, and the circumstances surrounding the COVID-19 pandemic will continue to evolve and may adversely affect a Fund and its investments.

Mid-Capitalization Companies Risk5

Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies, therefore impacting the value of the Fund’s investment in mid-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid, making it more difficult for the Fund to buy and sell them. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.

Passive Management Risk

Unlike many investment companies, each Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, a fund would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) its Underlying Index.

Small Capitalization Companies Risk6

Certain Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments. Additionally, the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

5Applies to IQ Candriam U.S. Mid Cap Equity ETF and IQ U.S. Mid Cap R&D Leaders ETF

6Applies to IQ Candriam International Equity ETF, IQ Candriam U.S. Large Cap Equity ETF, IQ U.S. Small Cap ETF, IQ CBRE NextGen Real Estate ETF, IQ Clean Oceans ETF, IQ Cleaner Transport ETF, and IQ Engender Equality ETF

Notes to Financial Statements (continued)

October 31, 2023

Total Return Swap Risk7

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, a Fund may also be required to pay the dollar value of that decline (or, if an inverse swap, increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty.

Tracking Error Risk

Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, a Fund may not be able to duplicate its exact composition or return for a number of reasons, including that the strategies used by the Advisor to match the performance of the Underlying Indexes were unsuccessful and because a Fund incurs expenses, which an Underlying Index does not incur.

Trading Price Risk

Although it is expected that generally the market price of a Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly. During periods of market stress shares of a Fund may also experience significantly wider “bid/ask” spreads and premiums and discounts between a Fund’s net asset value and market price.

U.S. Investing Risk

Certain Funds may have significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations, tariffs or the threat of tariffs, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.

10. SUBSEQUENT EVENTS

On October 18, 2023, the Board, upon the recommendation from the Fund’s Advisor, approved a proposal to liquidate the IQ U.S. Large Cap ETF, IQ U.S. Mid Cap R&D Leaders ETF, IQ Global Resources ETF and IQ Real Return ETF pursuant to the terms of a plan of liquidation. After considering all of the information presented to it, the Board concluded that it would be in the best interest of each Fund and its shareholders to liquidate the Funds. The Funds will be liquidated on or about December 19, 2023.

Other than these Funds liquidations, management has determined that there were no other material events that would require disclosure in the preparation of these financial statements.

7Applies to IQ Hedge Multi-Strategy Tracker ETF and IQ Merger Arbitrage ETF

IndexIQ ETF Trust

Semi-Annual Report | October 31, 2023

IQ Hedge Multi-Strategy Tracker ETF (QAI)

IQ Merger Arbitrage ETF (MNA)

IQ 500 International ETF (IQIN)

IQ Candriam International Equity ETF (IQSI)
(formerly, IQ Candriam ESG International Equity ETF)

IQ Candriam U.S. Mid Cap Equity ETF (IQSM)
(formerly, IQ Candriam ESG U.S. Mid Cap Equity ETF)

IQ Candriam U.S. Large Cap Equity ETF (IQSU)
(formerly, IQ Candriam ESG U.S. Large Cap Equity ETF)

IQ U.S. Large Cap ETF (CLRG)
(formerly, IQ Chaikin U.S. Large Cap ETF)

IQ U.S. Small Cap ETF (CSML)
(formerly, IQ Chaikin U.S. Small Cap ETF)

IQ CBRE NextGen Real Estate ETF (ROOF)

IQ FTSE International Equity Currency Neutral ETF (HFXI)

IQ U.S. Mid Cap R&D Leaders ETF (MRND)

IQ U.S. Large Cap R&D Leaders ETF (LRND)

IQ Global Equity R&D Leaders ETF (WRND)

IQ Global Resources ETF (GRES)

IQ Real Return ETF (CPI)

IQ Clean Oceans ETF (OCEN)

IQ Cleaner Transport ETF (CLNR)

IQ Engender Equality ETF (EQUL)

IQ Healthy Hearts ETF (HART)

Investment Advisor

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Legal Counsel

Chapman and Cutler LLP

1717 Rhode Island Avenue

Washington, DC 20036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

5013915ME10-12/23

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of vthe Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	January 8, 2024

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso (Principal Financial Officer)

Date	January 8, 2024